April 30, 2026

2026 Quarterly Report (Unaudited)

BlackRock ETF Trust II
• iShares Total Return Active ETF | BRTR | NASDAQ

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
April 30, 2026
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
A10 Issuer LLC, 5.12%, 05/15/42, (1-mo. CME Term SOFR + 1.47%)(a)(b)	USD100	$99,929
ACREC LLC
4.97%, 08/18/42, (1-mo. CME Term SOFR + 1.31%)(a)(b)	USD100	99,755
5.11%, 01/18/43, (1-mo. CME Term SOFR + 1.45%)(a)(b)	USD765	764,441
ACRES Commercial Realty Issuer LLC, 5.11%, 08/18/44, (1-mo. CME Term SOFR + 1.70%)(a)(b)	USD785	784,997
ACRES LLC, 5.28%, 08/18/40, (1-mo. CME Term SOFR + 1.62%)(a)(b)	USD385	385,583
Affirm Asset Securitization Trust, 5.19%, 04/15/30(a)	USD292	292,362
Affirm Master Trust
4.45%, 10/16/34(a)	USD430	428,668
4.37%, 02/15/34(a)	USD202	201,011
4.57%, 02/15/34(a)	USD100	99,601
4.67%, 04/16/35(a)	USD150	150,052
AGL Core CLO 2 Ltd., 5.14%, 07/20/37, (3-mo. CME Term SOFR + 1.46%)(a)(b)	USD250	250,406
Anchorage Capital CLO 17 Ltd., 4.90%, 02/15/38, (3-mo. CME Term SOFR + 1.23%)(a)(b)	USD250	250,274
Anchorage Capital CLO 20 Ltd., 5.63%, 01/20/35, (3-mo. CME Term SOFR + 1.95%)(a)(b)	USD355	355,444
Anchorage Capital CLO 32 Ltd., 7.62%, 07/15/37, (3-mo. CME Term SOFR + 3.95%)(a)(b)	USD250	251,442
Anchorage Capital CLO Ltd., 4.81%, 01/20/39, (3-mo. CME Term SOFR + 1.23%)(a)(b)	USD250	250,302
Apidos CLO LIV, 7.58%, 10/20/38, (3-mo. CME Term SOFR + 3.90%)(a)(b)	USD250	248,170
Apidos CLO XXXI, 5.12%, 04/15/39, (3-mo. CME Term SOFR + 1.45%)(a)(b)	USD500	500,650
Apidos CLO XXXIX Ltd., 4.90%, 10/21/38, (3-mo. CME Term SOFR + 1.23%)(a)(b)	USD250	250,435
Arbor Realty Commercial Real Estate Notes LLC
5.02%, 01/20/43, (1-mo. CME Term SOFR + 1.35%)(a)(b)	USD175	174,762
5.16%, 09/20/43, (1-mo. CME Term SOFR + 1.50%)(a)(b)	USD250	250,276
AREIT, 5.22%, 07/25/43, (1-mo. CME Term SOFR + 1.55%)(a)(b)	USD334	334,466
AREIT Ltd.
5.34%, 05/17/41, (1-mo. CME Term SOFR + 1.69%)(a)(b)	USD23	23,273
5.06%, 12/17/29, (1-mo. CME Term SOFR + 1.39%)(a)(b)	USD323	322,575
Ares Direct Lending CLO 6 LLC, 5.13%, 10/16/37, (3-mo. CME Term SOFR + 1.45%)(a)(b)	USD340	339,879
Ares XLI CLO Ltd., 5.38%, 04/15/34, (3-mo. CME Term SOFR + 1.71%)(a)(b)	USD300	300,776
Ares XLIV CLO Ltd., 6.42%, 04/15/34, (3-mo. CME Term SOFR + 2.75%)(a)(b)	USD250	246,150
Argent Securities Trust, 4.37%, 03/25/36, (1-mo. CME Term SOFR + 0.69%)(b)	USD256	143,859
Arini U.S. CLO IV Ltd., 4.93%, 01/15/39, (3-mo. CME Term SOFR + 1.26%)(a)(b)	USD500	501,091
Bain Capital Credit CLO, 5.13%, 10/17/32, (3-mo. CME Term SOFR + 1.45%)(a)(b)	USD250	250,120
Security	Par (000)	Value
Bain Capital Credit CLO Ltd., 6.47%, 10/21/34, (3-mo. CME Term SOFR + 2.80%)(a)(b)	USD500	$472,295
Ballyrock CLO 14 Ltd., 5.06%, 07/20/37, (3-mo. CME Term SOFR + 1.38%)(a)(b)	USD250	250,563
Ballyrock CLO 20 Ltd.
5.32%, 10/15/36, (3-mo. CME Term SOFR + 1.65%)(a)(b)	USD280	279,713
6.47%, 10/15/36, (3-mo. CME Term SOFR + 2.80%)(a)(b)	USD280	275,104
Ballyrock CLO 22 Ltd., 7.17%, 04/15/37, (3-mo. CME Term SOFR + 3.50%)(a)(b)	USD250	251,291
Ballyrock CLO 32 Ltd., 4.88%, 01/25/39, (3-mo. CME Term SOFR + 1.21%)(a)(b)	USD340	340,340
BAR Issuer LLC, 5.30%, 08/20/43, (1-mo. CME Term SOFR + 1.60%)(a)(b)	USD750	750,248
Barclays Mortgage Loan Trust, 4.85%, 01/25/56(a)	USD227	225,186
BBAM U.S. CLO I Ltd., 4.87%, 03/30/38, (3-mo. CME Term SOFR + 1.20%)(a)(b)	USD250	250,121
BBAM U.S. CLO VI Ltd., 5.06%, 01/27/39, (3-mo. CME Term SOFR + 1.25%)(a)(b)	USD250	250,518
Bbva Consumer Fondo de Titulizacion
5.51%, 05/20/39, (3-mo. EURIBOR + 3.50%)(b)(c)	EUR100	117,273
4.51%, 05/20/39, (3-mo. EURIBOR + 2.50%)(b)(c)	EUR100	116,645
7.11%, 05/20/39, (3-mo. EURIBOR + 5.10%)(b)(c)	EUR200	233,934
BDS LLC, 5.24%, 09/19/39, (1-mo. CME Term SOFR + 1.58%)(a)(b)	USD138	138,419
Bear Stearns Asset Backed Securities I Trust
4.17%, 06/25/47, (1-mo. CME Term SOFR + 0.49%)(b)	USD93	85,087
4.41%, 10/25/36, (1-mo. CME Term SOFR + 0.73%)(b)	USD70	63,480
Bear Stearns Structured Products Trust
5.79%, 03/25/37, (1-mo. CME Term SOFR + 2.11%)(a)(b)	USD17	17,352
5.79%, 03/25/37, (1-mo. CME Term SOFR + 2.11%)(a)(b)	USD100	88,801
Benefit Street Partners CLO IX Ltd., 5.63%, 10/20/37, (3-mo. CME Term SOFR + 1.95%)(a)(b)	USD250	250,693
Birch Grove CLO 4 Ltd., 5.15%, 07/15/37, (3-mo. CME Term SOFR + 1.48%)(a)(b)	USD100	100,138
Birch Grove CLO 6 Ltd., 5.06%, 07/20/37, (3-mo. CME Term SOFR + 1.38%)(a)(b)	USD250	250,437
BlueMountain CLO Ltd.
4.86%, 10/25/30, (3-mo. CME Term SOFR + 1.19%)(a)(b)	USD36	36,365
4.85%, 11/15/30, (3-mo. CME Term SOFR + 1.20%)(a)(b)	USD27	27,386
BRAVO Residential Funding Trust, 5.55%, 09/25/54(a)(d)	USD107	107,575
Bridge Street CLO III Ltd., 5.10%, 10/20/37, (3-mo. CME Term SOFR + 1.42%)(a)(b)	USD250	250,575
Bridge Street CLO VI Ltd., 4.95%, 01/15/39, (3-mo. CME Term SOFR + 1.28%)(a)(b)	USD250	250,579
BXMT Ltd., 5.30%, 10/18/42, (1-mo. CME Term SOFR + 1.64%)(a)(b)	USD273	273,874
Cerberus Loan Funding XLIV LLC, 6.02%, 01/15/36, (3-mo. CME Term SOFR + 2.35%)(a)(b)	USD250	250,337

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
CIFC Funding Ltd.
5.13%, 07/16/37, (3-mo. CME Term SOFR + 1.45%)(a)(b)	USD250	$250,387
4.97%, 01/15/40, (3-mo. CME Term SOFR + 1.30%)(a)(b)	USD250	250,629
5.42%, 10/24/37, (3-mo. CME Term SOFR + 1.75%)(a)(b)	USD250	250,624
6.38%, 10/18/38, (3-mo. CME Term SOFR + 2.70%)(a)(b)	USD250	251,303
5.22%, 10/15/38, (3-mo. CME Term SOFR + 1.55%)(a)(b)	USD250	251,052
CIT Mortgage Loan Trust, 5.54%, 10/25/37, (1-mo. CME Term SOFR + 2.74%)(a)(b)	USD425	419,420
Citigroup Mortgage Loan Trust, Inc., 7.54%, 07/25/37, (1-mo. CME Term SOFR + 3.86%)(b)	USD135	123,684
Clover CLO LLC, 4.74%, 01/25/35, (3-mo. CME Term SOFR + 1.07%)(a)(b)	USD250	249,969
College Avenue Student Loans LLC
5.33%, 05/25/55(a)	USD64	64,105
2.32%, 07/26/55(a)	USD151	140,812
Compass Datacenters Issuer II LLC, 4.93%, 11/25/50(a)	USD80	78,527
Compass Datacenters Issuer III LLC
5.29%, 07/25/50(a)	USD124	122,388
4.90%, 02/25/56(a)	USD168	166,420
5.29%, 02/25/56(a)	USD136	135,198
5.44%, 02/25/56(a)	USD136	134,788
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC
5.77%, 12/20/55(a)	USD200	200,349
5.52%, 12/20/55(a)	USD330	332,614
5.08%, 03/20/56(a)	USD117	115,841
5.42%, 03/20/56(a)	USD100	98,690
Creeksource Dunes Creek CLO Ltd.
5.08%, 01/15/38, (3-mo. CME Term SOFR + 1.41%)(a)(b)	USD250	250,374
5.42%, 01/15/38, (3-mo. CME Term SOFR + 1.75%)(a)(b)	USD250	251,109
CWABS Asset-Backed Certificates Trust
6.30%, 12/25/35(b)	USD42	41,393
4.03%, 04/25/46, (1-mo. CME Term SOFR + 0.53%)(b)	USD283	233,701
DB Master Finance LLC, 4.89%, 08/20/55(a)	USD108	106,703
Deephaven Residential Mortgage Trust, 5.22%, 10/25/55(a)	USD88	87,958
Diameter Capital CLO 10 Ltd., 4.99%, 04/20/38, (3-mo. CME Term SOFR + 1.31%)(a)(b)	USD500	501,228
Diameter Capital CLO 12 Ltd., 4.92%, 10/20/38, (3-mo. CME Term SOFR + 1.24%)(a)(b)	USD250	250,469
Diameter Capital CLO 3 Ltd., 5.00%, 01/15/38, (3-mo. CME Term SOFR + 1.33%)(a)(b)	USD250	250,550
Diameter Capital CLO 8 Ltd., 5.08%, 10/20/37, (3-mo. CME Term SOFR + 1.40%)(a)(b)	USD350	350,740
Dowson PLC0.00% 05/20/33, (1-day SONIA+ 3.75%)(b)(c)	GBP159	216,357
Dwight Issuer LLC, 5.32%, 06/18/42, (1-mo. CME Term SOFR + 1.66%)(a)(b)	USD100	100,156
Edgeconnex Data Centers Europe BV, 4.50%, 04/30/56(c)	EUR437	505,910
Security	Par (000)	Value
ELFI Graduate Loan Program LLC, 5.56%, 08/25/49(a)	USD129	$129,829
FIGRE Trust
4.98%, 01/25/56(a)(b)	USD181	179,167
5.05%, 01/25/56(a)(b)	USD335	332,696
First Franklin Mortgage Loan Trust, 4.39%, 01/25/36, (1-mo. CME Term SOFR + 0.71%)(b)	USD331	303,126
First NLC Trust, 3.97%, 08/25/37, (1-mo. CME Term SOFR + 0.29%)(a)(b)	USD41	20,141
FirstKey Homes Trust
3.50%, 07/17/38(a)	USD184	182,970
5.00%, 05/19/39(a)	USD170	167,670
FNA 8 LLC, 5.62%, 03/15/45(a)(b)	USD66	65,832
Fortuna Consumer Loan Abs DAC, 5.43%, 10/18/37, (1-mo. EURIBOR + 3.50%)(b)(c)	EUR100	117,548
Foundation Finance Trust
4.93%, 03/15/50(a)	USD155	154,129
4.95%, 04/15/50(a)	USD171	170,819
4.56%, 08/15/52(a)	USD206	203,495
5.26%, 04/15/50(a)	USD141	141,869
FS Rialto Issuer LLC
5.29%, 10/19/39, (1-mo. CME Term SOFR + 1.63%)(a)(b)	USD100	100,044
5.11%, 01/19/44, (1-mo. CME Term SOFR + 1.45%)(a)(b)	USD481	480,426
Goldentree Loan Management U.S. CLO 26 Ltd., 5.33%, 07/20/38, (3-mo. CME Term SOFR + 1.65%)(a)(b)	USD250	251,114
Goldman Home Improvement Trust Issuer Trust
6.80%, 10/25/52(a)	USD279	284,779
4.50%, 06/25/52(a)	USD12	12,376
Golub Capital Partners CLO 44M Ltd., 5.24%, 10/21/38, (3-mo. CME Term SOFR + 1.57%)(a)(b)	USD500	499,982
GoodLeap Home Improvement Solutions Trust
5.35%, 10/20/46(a)	USD78	78,023
5.38%, 02/20/49(a)	USD75	74,847
5.32%, 06/20/49(a)	USD80	80,640
5.98%, 06/20/49(a)	USD140	141,145
5.00%, 10/20/49(a)	USD441	437,834
Great Lakes CLO IX Ltd., 5.22%, 01/15/39, (3-mo. CME Term SOFR + 1.55%)(a)(b)	USD250	249,969
GreenSky Home Improvement Issuer Trust
5.26%, 10/27/59(a)	USD151	151,644
5.25%, 10/27/59(a)	USD12	12,448
4.52%, 12/27/60(a)	USD83	82,350
5.07%, 06/25/60(a)	USD300	299,095
GreenSky Home Improvement Trust
5.67%, 06/25/59(a)	USD46	46,886
5.87%, 06/25/59(a)	USD124	125,290
GS Mortgage-Backed Securities Trust
4.90%, 05/25/56(a)	USD416	412,010
5.27%, 05/25/56(a)	USD182	180,545
GS REFT Issuer Ltd., 5.16%, 04/19/43, (1-mo. CME Term SOFR + 1.50%)(a)(b)	USD250	250,360
GSAMP Trust, 4.24%, 06/25/36, (1-mo. CME Term SOFR + 0.56%)(b)	USD50	43,467
Huntington Bank Auto Credit-Linked Notes, 4.84%, 09/20/33, (30-day Avg SOFR + 1.20%)(a)(b)	USD193	193,290
Iskandar Enterprise LLC
5.34%, 04/17/56(a)	USD132	131,959
5.54%, 04/17/56(a)	USD189	189,000

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Ivy Hill Middle Market Credit Fund XVIII Ltd., 5.24%, 01/22/37, (3-mo. CME Term SOFR + 1.58%)(a)(b)	USD250	$249,995
Jersey Mike's Funding, 5.61%, 08/16/55(a)	USD159	161,256
Jersey Mike's Funding LLC, 5.48%, 02/15/56(a)	USD479	472,036
JP Morgan Mortgage Acquisition Trust, 4.37%, 11/25/36(d)	USD200	202,875
JP Morgan Mortgage Trust, 4.96%, 06/25/56(a)	USD950	941,823
Kennedy Lewis CLO 20 Ltd., 5.37%, 01/25/38, (3-mo. CME Term SOFR + 1.70%)(a)(b)	USD250	250,894
Kennedy Lewis CLO 4 Ltd., 5.11%, 07/20/37, (3-mo. CME Term SOFR + 1.43%)(a)(b)	USD250	250,292
KKR CLO 58 Ltd., 5.27%, 10/15/38, (3-mo. CME Term SOFR + 1.60%)(a)(b)	USD735	738,570
LCM 34 Ltd., 5.38%, 10/20/34, (3-mo. CME Term SOFR + 1.70%)(a)(b)	USD500	500,379
Lendmark Funding Trust
2.00%, 04/20/32(a)	USD622	602,549
5.25%, 02/21/34(a)	USD147	147,129
5.33%, 09/20/34(a)	USD100	100,665
4.51%, 05/21/35(a)	USD132	130,798
2.37%, 04/20/32(a)	USD179	168,379
4.80%, 11/20/35(a)	USD107	106,979
LMRE SFR1 Trust, 4.50%, 12/17/42(a)	USD100	96,897
LoanCore, 5.05%, 08/17/42, (1-mo. CME Term SOFR + 1.39%)(a)(b)	USD116	116,017
LoanCore Issuer LLC, 5.11%, 08/18/42, (1-mo. CME Term SOFR + 1.45%)(a)(b)	USD140	139,740
Long Beach Mortgage Loan Trust, 4.15%, 03/25/46, (1-mo. CME Term SOFR + 0.47%)(b)	USD318	279,910
M&T Bank RV Trust, 4.35%, 01/15/46(a)	USD102	100,427
Mariner Finance issuance Trust, 4.91%, 11/20/38(a)	USD100	100,139
Mariner Finance Issuance Trust
2.10%, 11/20/36(a)	USD283	276,379
4.98%, 05/20/38(a)	USD195	196,098
5.69%, 05/20/38(a)	USD100	100,704
4.59%, 11/22/38(a)	USD102	101,503
MF1 LLC, 5.01%, 02/18/41, (1-mo. CME Term SOFR + 1.35%)(a)(b)	USD251	250,591
MFA Trust, 6.33%, 09/25/54(a)(d)	USD82	81,592
Morgan Stanley ABS Capital I, Inc. Trust
3.86%, 10/25/36, (1-mo. CME Term SOFR + 0.18%)(b)	USD183	79,157
4.02%, 11/25/36, (1-mo. CME Term SOFR + 0.34%)(b)	USD676	395,292
Morgan Stanley Mortgage Loan Trust
6.51%, 10/25/36(d)	USD11	2,222
6.36%, 01/25/47(d)	USD77	26,139
Mtp Abs Funding LLC
5.20%, 04/25/56(a)	USD192	192,000
5.88%, 04/25/56(a)	USD166	166,733
Navient Education Loan Trust, 4.86%, 09/15/56(a)	USD100	99,616
Navient Private Education Loan Trust
3.16%, 11/15/68(a)	USD100	90,846
2.46%, 11/15/68(a)	USD71	69,275
Navient Private Education Refi Loan Trust
3.13%, 02/15/68(a)	USD28	28,217
5.37%, 11/15/68, (1-mo. CME Term SOFR + 1.71%)(a)(b)	USD84	85,024
3.90%, 01/15/43(a)	USD129	125,142
4.00%, 12/15/59(a)	USD47	46,674
Security	Par (000)	Value
Series 2020-IA, Class A1B, 4.77%, 04/15/69, (1-mo. CME Term SOFR + 1.11%)(a)(b)	USD212	$210,764
Navient Refinance Loan Trust
4.72%, 09/15/55(a)	USD109	108,463
4.80%, 10/15/55(a)	USD85	84,700
Nelnet Student Loan Trust
4.81%, 04/20/62, (1-mo. CME Term SOFR + 1.14%)(a)(b)	USD381	381,172
2.90%, 04/20/62(a)	USD200	180,111
5.91%, 11/25/53, (30-day Avg SOFR + 2.25%)(a)(b)	USD324	327,886
4.74%, 03/15/57, (30-day Avg SOFR + 1.10%)(a)(b)	USD222	220,665
4.99%, 05/17/55, (30-day Avg SOFR + 1.35%)(a)(b)	USD215	214,807
4.98%, 05/17/55(a)	USD115	114,368
5.38%, 05/17/55(a)	USD100	98,314
4.99%, 06/22/65, (30-day Avg SOFR + 1.35%)(a)(b)	USD113	112,549
5.82%, 06/22/65(a)	USD129	125,748
New Mountain CLO 3 Ltd., 5.63%, 10/20/38, (3-mo. CME Term SOFR + 1.95%)(a)(b)	USD250	250,806
NYACK Park CLO Ltd., 5.53%, 10/20/38, (3-mo. CME Term SOFR + 1.85%)(a)(b)	USD500	500,991
NYMT Trust, 7.38%, 05/25/64(a)(d)	USD120	119,257
OCP CLO Ltd., 5.38%, 10/16/37, (3-mo. CME Term SOFR + 1.70%)(a)(b)	USD250	250,972
Octagon Investment Partners 41 Ltd., 4.76%, 10/15/33, (3-mo. CME Term SOFR + 1.09%)(a)(b)	USD250	250,066
Octagon Investment Partners 47 Ltd., 4.71%, 01/22/38, (3-mo. CME Term SOFR + 1.05%)(a)(b)	USD67	66,563
OHA Credit Funding 2 Ltd., 5.22%, 01/21/38, (3-mo. CME Term SOFR + 1.55%)(a)(b)	USD500	501,924
OHA Credit Funding 22 Ltd., 5.01%, 07/20/38, (3-mo. CME Term SOFR + 1.33%)(a)(b)	USD250	250,520
OHA Credit Funding 6 Ltd., 5.01%, 10/20/37, (3-mo. CME Term SOFR + 1.33%)(a)(b)	USD250	250,457
OHA Credit Funding 7 Ltd., 4.96%, 07/19/38, (3-mo. CME Term SOFR + 1.28%)(a)(b)	USD250	250,415
OHA Loan Funding Ltd., 5.14%, 07/20/37, (3-mo. CME Term SOFR + 1.46%)(a)(b)	USD250	250,395
OHS Issuer LLC, 5.98%, 02/25/61(a)	USD260	254,916
Onemain Financial Issuance Trust, 6.03%, 05/14/41(a)	USD148	153,563
OneMain Financial Issuance Trust
4.40%, 06/16/36, (30-day Avg SOFR + 0.76%)(a)(b)	USD250	249,108
3.66%, 10/14/36(a)	USD125	120,405
6.17%, 09/15/36(a)	USD100	102,010
5.79%, 05/14/41(a)	USD100	104,593
Option One Mortgage Loan Trust, 5.86%, 01/25/37(d)	USD27	26,284
Orchard Park CLO Ltd., 5.04%, 10/20/37, (3-mo. CME Term SOFR + 1.36%)(a)(b)	USD250	250,488
Owl Rock CLO VII LLC, 5.08%, 04/20/38, (3-mo. CME Term SOFR + 1.40%)(a)(b)	USD250	249,886
OZLM XIX Ltd., 4.67%, 01/15/35, (3-mo. CME Term SOFR + 1.00%)(a)(b)	USD250	251,418

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Palmer Square Loan Funding Ltd., 4.66%, 01/15/34, (3-mo. CME Term SOFR + 0.95%)(a)(b)	USD250	$249,640
Park Blue CLO Ltd.
4.89%, 04/25/38, (3-mo. CME Term SOFR + 1.22%)(a)(b)	USD250	250,251
5.03%, 10/20/38, (3-mo. CME Term SOFR + 1.35%)(a)(b)	USD250	250,625
4.95%, 01/20/39, (3-mo. CME Term SOFR + 1.28%)(a)(b)	USD250	250,590
5.26%, 10/25/38, (3-mo. CME Term SOFR + 1.31%)(a)(b)	USD150	150,374
Pavillion Consumer PLC, 5.34%, 01/25/36, (1-day SONIA+ 1.60%)(b)(c)	GBP103	140,009
Penta CLO 11 DAC
4.84%, 01/15/39, (3-mo. EURIBOR + 2.70%)(a)(b)	EUR963	1,118,925
4.14%, 01/15/39, (3-mo. EURIBOR + 2.00%)(a)(b)	EUR500	588,827
PFP Ltd., 5.16%, 08/18/43, (1-mo. CME Term SOFR + 1.50%)(a)(b)	USD765	766,209
Planet Fitness Master Issuer LLC, 5.65%, 12/06/55(a)	USD111	110,186
Point Broadband Funding LLC
5.34%, 07/20/55(a)	USD250	251,047
5.73%, 07/20/55(a)	USD153	153,176
Post CLO Ltd., 5.38%, 10/20/38, (3-mo. CME Term SOFR + 1.70%)(a)(b)	USD250	251,077
Progress Residential Trust, 4.10%, 02/17/43(a)	USD400	368,625
QTS Issuer ABS II LLC
5.04%, 10/05/55(a)	USD106	103,954
6.73%, 01/05/56(a)	USD49	48,276
5.85%, 01/05/56(a)	USD81	80,188
6.18%, 03/06/56(a)	USD203	204,393
Quest Trust, 7.02%, 06/25/34, (1-mo. CME Term SOFR + 3.34%)(a)(b)	USD241	220,993
RAMP Series Trust, 4.35%, 02/25/37, (1-mo. CME Term SOFR + 0.67%)(b)	USD111	24,474
RCKT Mortgage Trust, 8.01%, 04/25/44(a)(b)	USD138	140,482
Regatta 35 Funding Ltd., 4.96%, 10/15/38, (3-mo. CME Term SOFR + 1.29%)(a)(b)	USD350	350,887
Regatta XXVII Funding Ltd., 5.20%, 04/26/37, (3-mo. CME Term SOFR + 1.53%)(a)(b)	USD350	350,354
Regional Management Issuance Trust
1.90%, 08/15/33(a)	USD100	97,437
5.11%, 12/15/33(a)	USD459	460,596
5.53%, 04/17/34(a)	USD100	100,611
4.59%, 11/16/37(a)	USD147	145,904
Republic Finance Issuance Trust
5.91%, 08/20/32(a)	USD115	115,479
5.42%, 11/20/37(a)	USD114	115,285
4.59%, 11/20/34(a)	USD123	122,229
Retained Vantage Data Centers Issuer LLC, 5.09%, 08/15/50(a)	USD96	93,644
Rockford Tower CLO Ltd.
5.02%, 05/20/31, (3-mo. CME Term SOFR + 1.36%)(a)(b)	USD21	21,381
5.31%, 08/20/32, (3-mo. CME Term SOFR + 1.65%)(a)(b)	USD625	627,417
5.59%, 07/20/34, (3-mo. CME Term SOFR + 1.91%)(a)(b)	USD250	250,287
RR 20 Ltd., 6.27%, 07/15/37, (3-mo. CME Term SOFR + 2.60%)(a)(b)	USD500	497,070
RR 32 Ltd., 5.03%, 10/15/39, (3-mo. CME Term SOFR + 1.36%)(a)(b)	USD250	250,478
Security	Par (000)	Value
RR 36 Ltd., 4.96%, 01/15/40, (3-mo. CME Term SOFR + 1.29%)(a)(b)	USD900	$902,419
RR 41 Ltd., 4.92%, 10/15/40, (3-mo. CME Term SOFR + 1.25%)(a)(b)	USD750	751,644
RR 43 Ltd., 5.35%, 10/15/39, (3-mo. CME Term SOFR + 1.70%)(a)(b)	USD500	499,811
Sagard-Halseypoint CLO 10 Ltd., 5.03%, 10/20/38, (3-mo. CME Term SOFR + 1.35%)(a)(b)	USD250	250,625
Sagard-Halseypoint CLO 8 Ltd., 5.06%, 01/30/38, (3-mo. CME Term SOFR + 1.39%)(a)(b)	USD250	250,503
Sagard-Halseypoint CLO 9 Ltd.
5.58%, 04/20/38, (3-mo. CME Term SOFR + 1.90%)(a)(b)	USD400	400,319
4.97%, 04/20/38, (3-mo. CME Term SOFR + 1.29%)(a)(b)	USD290	290,721
Sandstone Peak II Ltd., 5.09%, 07/20/38, (3-mo. CME Term SOFR + 1.41%)(a)(b)	USD250	250,430
Santander Consumo 10 FT
4.14%, 05/22/41, (3-mo. EURIBOR + 1.90%)(b)(c)	EUR100	117,544
3.74%, 05/22/41, (3-mo. EURIBOR + 1.50%)(b)(c)	EUR100	117,482
Saxon Asset Securities Trust
4.08%, 01/25/47, (1-mo. CME Term SOFR + 0.40%)(b)	USD212	208,539
6.00%, 08/25/35(d)	USD167	129,709
Sculptor CLO XXXVI Ltd., 4.92%, 01/30/39, (3-mo. CME Term SOFR + 1.25%)(a)(b)	USD250	250,501
Sesac Finance LLC, 5.50%, 07/25/55(a)	USD91	88,992
Signal Peak CLO 11 Ltd., 5.13%, 07/18/37, (3-mo. CME Term SOFR + 1.45%)(a)(b)	USD930	931,205
Silver Point CLO 3 Ltd., 4.94%, 01/18/39, (3-mo. CME Term SOFR + 1.26%)(a)(b)	USD250	250,524
Silver Point CLO 5 Ltd., 5.08%, 10/20/37, (3-mo. CME Term SOFR + 1.40%)(a)(b)	USD250	250,532
Silver Point CLO 8 Ltd., 4.88%, 04/15/38, (3-mo. CME Term SOFR + 1.21%)(a)(b)	USD250	250,227
SLM Private Education Loan Trust, 8.52%, 10/15/41, (1-mo. CME Term SOFR + 4.86%)(a)(b)	USD49	51,726
SMB Private Education Loan Trust
2.31%, 01/15/53(a)	USD79	76,865
5.44%, 10/16/56, (30-day Avg SOFR + 1.80%)(a)(b)	USD104	105,945
4.57%, 02/15/36, (1-mo. CME Term SOFR + 0.91%)(a)(b)	USD26	26,117
4.37%, 03/17/53, (1-mo. CME Term SOFR + 0.71%)(a)(b)	USD77	75,930
1.29%, 07/15/53(a)	USD90	86,303
Sofi Consumer Loan Program Trust
4.40%, 02/25/36(a)	USD540	539,952
4.90%, 02/25/36(a)	USD32	31,965
5.20%, 02/25/36(a)	USD32	31,957
5.56%, 02/25/36(a)	USD32	31,962
SoFi Consumer Loan Program Trust, 4.74%, 12/26/35(a)	USD260	257,635
Sofi Professional Loan Program LLC
3.09%, 08/17/48(a)	USD53	52,145
4.11%, 06/15/48(a)	USD130	125,325
3.05%, 11/16/48(a)	USD227	205,580

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
SoFi Professional Loan Program LLC
2.37%, 11/16/48(a)	USD51	$50,050
1.95%, 02/15/46(a)	USD66	62,177
Soundview Home Loan Trust
4.81%, 11/25/35, (1-mo. CME Term SOFR + 1.13%)(b)	USD46	38,947
4.32%, 01/25/37, (1-mo. CME Term SOFR + 0.64%)(b)	USD149	155,451
STAR Trust, 6.11%, 02/17/42, (1-mo. CME Term SOFR + 2.45%)(a)(b)	USD350	350,160
Stream Innovations Issuer Trust, 5.05%, 09/15/45(a)	USD87	87,140
Structured Asset Securities Corp. Mortgage Loan Trust, 4.11%, 01/25/37, (1-mo. CME Term SOFR + 0.43%)(b)	USD30	29,150
Subway Funding LLC, 6.27%, 07/30/54(a)	USD30	29,746
Summit Issuer LLC, 5.21%, 11/20/55(a)	USD91	91,053
Sunrise Spv 98 Srl
3.52%, 04/27/51, (1-mo. EURIBOR + 1.50%)(b)(c)	EUR100	117,559
4.87%, 04/27/51, (1-mo. EURIBOR + 2.85%)(b)(c)	EUR100	117,561
Sycamore Tree CLO Ltd.
5.07%, 01/20/38, (3-mo. CME Term SOFR + 1.39%)(a)(b)	USD310	310,583
6.68%, 08/28/38(a)(b)	USD500	502,013
Symphony CLO XXIX Ltd., 5.32%, 10/15/35, (3-mo. CME Term SOFR + 1.65%)(a)(b)	USD250	250,799
Taco Bell Funding LLC, 4.82%, 08/25/55(a)	USD130	128,524
TCW CLO Ltd., 5.83%, 07/17/37, (3-mo. CME Term SOFR + 2.15%)(a)(b)	USD450	450,639
Terwin Mortgage Trust, 4.81%, 06/25/36, (1-mo. CME Term SOFR + 1.13%)(b)	USD25	23,378
Towd Point Mortgage Trust, 5.30%, 12/25/65(a)	USD337	333,983
Trestles CLO Ltd.
5.13%, 07/25/37, (3-mo. CME Term SOFR + 1.46%)(a)(b)	USD250	250,388
5.42%, 07/25/37, (3-mo. CME Term SOFR + 1.75%)(a)(b)	USD500	502,004
Trestles CLO VI Ltd., 4.85%, 04/25/38, (3-mo. CME Term SOFR + 1.18%)(a)(b)	USD250	250,072
Trinitas CLO XVIII Ltd., 4.90%, 01/20/35, (3-mo. CME Term SOFR + 1.22%)(a)(b)	USD500	500,206
Trinitas CLO XXXII Ltd., 5.00%, 07/23/38, (3-mo. CME Term SOFR + 1.33%)(a)(b)	USD125	125,294
Trinitas CLO XXXV Ltd., 6.17%, 01/22/39, (3-mo. CME Term SOFR + 2.50%)(a)(b)	USD250	250,438
U.S. Bank N.A., 4.96%, 12/25/46(a)	USD239	236,231
UPG HI Issuer Trust
5.00%, 09/25/47(a)	USD202	200,548
5.03%, 02/25/48(a)	USD211	210,988
Upgrade Master Pass-Thru Trust, 4.24%, 03/15/34(a)	USD88	87,499
Upgrade Master Pass-Thru Trust Series
4.55%, 11/15/32(a)	USD62	62,134
5.25%, 12/15/33(a)	USD100	99,361
UPX HIL Issuer Trust, 5.16%, 01/25/47(a)	USD217	215,938
Vantage Data Centers Jersey Borrower Spv Ltd.
6.17%, 05/28/39(c)	GBP176	240,109
6.34%, 05/28/39(c)	GBP119	158,516
VB-S1 Issuer LLC
4.69%, 03/15/56(a)	USD432	422,394
5.19%, 03/15/56(a)	USD79	78,193
Venture XXVII CLO Ltd., 5.54%, 07/20/30, (3-mo. CME Term SOFR + 1.86%)(a)(b)	USD114	114,166
Security	Par (000)	Value
Vista Point Securitization Trust
5.04%, 02/25/56(a)	USD987	$978,880
5.23%, 02/25/56(a)	USD152	149,862
Voya CLO Ltd., 6.92%, 10/15/37, (3-mo. CME Term SOFR + 3.25%)(a)(b)	USD300	303,150
Washington Mutural Asset-Backed Certificates WMABS Series Trust
3.91%, 11/25/36, (1-mo. CME Term SOFR + 0.23%)(b)	USD12	3,811
4.13%, 11/25/36, (1-mo. CME Term SOFR + 0.45%)(b)	USD109	33,996
Whitebox CLO I Ltd., 4.85%, 01/24/37, (3-mo. CME Term SOFR + 1.18%)(a)(b)	USD250	249,725
Total Asset-Backed Securities — 12.2% (Cost: $69,362,758)		69,538,207
Collateralized Mortgage Obligations
Asset-Backed Securities — 0.0%
FIGRE Trust, 5.75%, 07/25/53(a)(b)	USD94	94,803
Mortgage Securities — 0.1%
PENN Commercial Mortgage Trust, 5.34%, 08/10/42(a)(b)	USD258	262,043
PRPM 2025-NQM3 Trust
5.61%, 05/25/70(a)(b)	USD98	98,842
6.87%, 05/25/70(a)(b)	USD150	150,065
		510,950
Mortgage-Backed Securities — 16.7%
1301 Trust
5.23%, 08/11/42(a)(b)	USD20	20,088
7.48%, 08/11/42(a)(b)	USD38	39,138
8.37%, 08/11/42(a)(b)	USD371	385,244
1345T
5.25%, 06/15/42, (1-mo. CME Term SOFR + 1.60%)(a)(b)	USD462	462,000
8.15%, 06/15/42, (1-mo. CME Term SOFR + 4.50%)(a)(b)	USD40	40,288
2023-MIC Trust (The), 8.73%, 12/05/38(a)(b)	USD10	10,645
245 Park Avenue Trust, 3.78%, 06/05/37(a)(b)	USD45	43,733
A&D Mortgage Trust
4.91%, 02/25/71(a)(b)	USD315	312,876
5.70%, 11/25/69(a)	USD76	75,985
6.52%, 11/25/69(a)(b)	USD100	100,331
ACRA Trust, 5.61%, 10/25/64(a)(d)	USD106	106,224
ALA Trust
5.40%, 06/15/40, (1-mo. CME Term SOFR + 1.74%)(a)(b)	USD658	660,468
6.75%, 06/15/40, (1-mo. CME Term SOFR + 3.09%)(a)(b)	USD437	438,093
Alternative Loan Trust
3.21%, 04/25/47, (1-mo. CME Term SOFR + 0.39%)(b)	USD122	111,925
3.73%, 07/25/46, (1-mo. CME Term SOFR + 0.61%)(b)	USD172	159,604
3.88%, 11/25/36, (1-mo. CME Term SOFR + 0.57%)(b)	USD99	92,989
4.14%, 11/25/35, (1-mo. CME Term SOFR + 0.46%)(b)	USD15	11,276
4.24%, 05/20/46, (1-mo. CME Term SOFR + 0.57%)(b)	USD187	169,999
4.29%, 07/25/35, (1-mo. CME Term SOFR + 2.14%)(b)	USD34	34,053
4.43%, 11/20/35, (1-mo. CME Term SOFR + 0.77%)(b)	USD2	2,247

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.12%, 02/25/35, (1-mo. CME Term SOFR + 2.74%)(b)	USD279	$259,358
5.50%, 07/25/35	USD8	4,412
5.75%, 05/25/36	USD91	31,912
American Home Mortgage Investment Trust, 5.40%, 05/25/36, (1-mo. CME Term SOFR + 1.74%)(b)	USD483	37,862
Angel Oak Mortgage Trust
0.99%, 04/25/66(a)(b)	USD163	141,189
4.75%, 09/26/67(a)(d)	USD71	71,174
4.80%, 02/25/71(a)	USD276	272,551
5.21%, 08/25/68(a)(d)	USD150	149,336
5.35%, 10/25/69(a)(d)	USD36	35,565
5.41%, 07/25/70(a)(d)	USD93	93,535
5.64%, 02/25/70(a)(d)	USD162	163,128
5.69%, 01/25/70(a)(d)	USD274	276,106
Arbor Multifamily Mortgage Securities Trust, 3.39%, 02/15/55(a)(b)	USD170	158,502
Ares Commercial Mortgage Trust
4.90%, 02/15/43, (1-mo. CME Term SOFR + 1.25%)(a)(b)	USD263	263,000
5.35%, 07/15/41, (1-mo. CME Term SOFR + 1.69%)(a)(b)	USD293	293,549
6.90%, 03/15/38, (1-mo. CME Term SOFR + 3.25%)(a)(b)	USD250	250,000
ARES1 2024-IND2, 5.10%, 10/15/34, (1-mo. CME Term SOFR + 1.44%)(a)(b)	USD80	80,125
Atrium Hotel Portfolio Trust
5.30%, 08/15/42, (1-mo. CME Term SOFR + 1.65%)(a)(b)	USD73	73,113
5.59%, 11/10/29(a)(b)	USD300	303,058
9.15%, 08/15/42, (1-mo. CME Term SOFR + 5.50%)(a)(b)	USD78	77,235
9.52%, 11/10/29(a)(b)	USD10	10,316
10.40%, 08/15/42, (1-mo. CME Term SOFR + 6.75%)(a)(b)	USD32	31,694
BAHA Trust
6.17%, 12/10/41(a)(b)	USD210	214,626
7.07%, 12/10/41(a)(b)	USD10	10,335
7.77%, 12/10/41(a)(b)	USD114	117,539
BAMLL Commercial Mortgage Securities Trust, 5.36%, 05/05/40(a)(b)	USD398	398,000
BAMLL Trust
5.51%, 02/15/42, (1-mo. CME Term SOFR + 1.85%)(a)(b)	USD86	86,000
6.00%, 08/15/39, (1-mo. CME Term SOFR + 2.35%)(a)(b)	USD275	275,497
8.91%, 02/15/42, (1-mo. CME Term SOFR + 5.25%)(a)(b)	USD51	51,006
Banc of America Alternative Loan Trust
5.50%, 10/25/33	USD77	77,908
6.50%, 10/25/36(d)	USD7	1,674
Banc of America Funding Corp., 3.86%, 03/27/36(a)(b)	USD78	65,848
Banc of America Funding Trust, 5.75%, 01/25/37	USD9	7,542
Bank 2021, 2.90%, 06/15/64(b)	USD13	10,938
Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2017-BNK33.88%, 02/15/50(b)	USD90	88,769
Barclays Mortgage Loan Trust
5.66%, 01/25/65(a)(d)	USD191	192,266
7.58%, 05/25/65(a)(b)	USD300	303,152
BAY Mortgage Trust, 5.46%, 05/15/35, (1-mo. CME Term SOFR + 1.80%)(a)(b)	USD161	161,000
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
BBCMS Mortgage Trust
4.44%, 09/15/55	USD18	$17,469
4.50%, 07/15/58(a)	USD18	13,969
5.30%, 12/15/58	USD10	10,175
5.84%, 07/15/58(b)	USD27	27,760
Series 2018-TALL, Class A, 4.57%, 03/15/37, (1-mo. CME Term SOFR + 0.92%)(a)(b)	USD100	94,500
BCAP LLC Trust, 4.02%, 05/26/46, (12-mo. MTA + 0.94%)(a)(b)	USD100	83,808
Bear Stearns Asset Backed Securities I Trust
4.14%, 03/25/36, (1-mo. CME Term SOFR + 0.46%)(b)	USD13	3,378
4.35%, 04/25/36, (1-mo. CME Term SOFR + 0.67%)(b)	USD117	118,183
Bear Stearns Mortgage Funding Trust, 4.13%, 03/25/37, (1-mo. CME Term SOFR + 0.45%)(b)	USD69	63,801
Benchmark Mortgage Trust, Series 2020-B21, Class A5, 1.98%, 12/17/53	USD56	49,627
BFLD Commercial Mortgage Trust
4.83%, 10/10/42(a)(b)	USD100	99,290
5.15%, 11/15/41, (1-mo. CME Term SOFR + 1.49%)(a)(b)	USD20	20,013
5.15%, 11/15/42, (1-mo. CME Term SOFR + 1.50%)(a)(b)	USD249	249,156
7.29%, 11/15/41, (1-mo. CME Term SOFR + 3.64%)(a)(b)	USD13	13,008
BFLD Mortgage Trust, 5.15%, 07/15/39, (1-mo. CME Term SOFR + 1.49%)(a)(b)	USD371	371,029
BFLD Trust, 5.20%, 06/15/42, (1-mo. CME Term SOFR + 1.55%)(a)(b)	USD218	217,728
BHMS Commercial Mortgage Trust, 5.50%, 08/15/42, (1-mo. CME Term SOFR + 1.85%)(a)(b)	USD315	315,394
BMP Trust
6.05%, 06/15/41, (1-mo. CME Term SOFR + 2.39%)(a)(b)	USD285	285,356
7.04%, 06/15/41, (1-mo. CME Term SOFR + 3.39%)(a)(b)	USD11	10,980
BOCA Commercial Mortgage Trust, 5.25%, 12/15/42, (1-mo. CME Term SOFR + 1.60%)(a)(b)	USD180	180,225
BOS Trust, 5.22%, 05/11/41(a)(b)	USD90	89,648
BPR Commercial Mortgage Trust, 5.11%, 11/05/42(a)(b)	USD110	108,770
BPR Mortgage Trust, 7.50%, 12/05/39(a)	USD100	102,882
Braccan Mortgage Funding PLC, 0.00% 04/17/68, (1-day SONIA+ 1.85%)(b)(c)	GBP100	136,297
BRAVO Residential Funding Trust
4.77%, 11/25/65(a)	USD240	238,031
5.46%, 07/25/65(a)(b)	USD167	168,092
5.68%, 11/25/64(a)(d)	USD114	115,164
7.97%, 09/25/63(a)(b)	USD100	100,254
BRCK Trust
4.96%, 12/10/42(a)(b)	USD105	104,304
7.51%, 12/10/42(a)(b)	USD168	170,859
8.40%, 12/10/42(a)(b)	USD100	99,811
BRES Commercial Mortgage Trust, 5.15%, 11/15/42, (1-mo. CME Term SOFR + 1.49%)(a)(b)	USD137	136,796
BSTN Commercial Mortgage Trust, 6.44%, 06/15/44(a)(b)	USD100	102,949
BWAY Mortgage Trust, 6.52%, 05/05/42(a)(b)	USD18	18,186

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
BX Commercial Mortgage Trust
2.84%, 03/09/44(a)	USD100	$92,918
4.19%, 11/15/41(a)(b)	CAD8	5,653
5.03%, 08/15/42, (1-mo. CME Term SOFR + 1.38%)(a)(b)	USD101	100,981
5.05%, 03/15/41, (1-mo. CME Term SOFR + 1.39%)(a)(b)	USD214	214,151
5.05%, 11/15/42, (1-mo. CME Term SOFR + 1.40%)(a)(b)	USD237	237,862
5.10%, 02/15/39, (1-mo. CME Term SOFR + 1.44%)(a)(b)	USD598	598,349
5.10%, 02/15/39, (1-mo. CME Term SOFR + 1.44%)(a)(b)	USD328	327,823
5.10%, 04/15/40, (1-mo. CME Term SOFR + 1.44%)(a)(b)	USD263	263,090
5.15%, 10/15/41, (1-mo. CME Term SOFR + 1.49%)(a)(b)	USD96	96,098
5.20%, 05/15/34, (1-mo. CME Term SOFR + 1.54%)(a)(b)	USD197	197,575
5.30%, 12/15/39, (1-mo. CME Term SOFR + 1.64%)(a)(b)	USD221	221,469
5.30%, 05/15/41, (1-mo. CME Term SOFR + 1.64%)(a)(b)	USD200	200,128
5.35%, 08/15/41, (1-mo. CME Term SOFR + 1.69%)(a)(b)	USD390	391,350
5.35%, 03/15/45, (1-mo. CME Term SOFR + 1.70%)(a)(b)	USD201	200,623
6.34%, 03/15/41, (1-mo. CME Term SOFR + 2.69%)(a)(b)	USD71	71,445
6.54%, 10/15/41, (1-mo. CME Term SOFR + 2.88%)(a)(b)	USD51	51,159
6.65%, 03/15/43, (1-mo. CME Term SOFR + 3.00%)(a)(b)	USD125	124,223
7.05%, 11/15/42, (1-mo. CME Term SOFR + 3.40%)(a)(b)	USD89	89,031
7.15%, 08/15/42, (1-mo. CME Term SOFR + 3.50%)(a)(b)	USD189	189,280
7.59%, 10/15/41, (1-mo. CME Term SOFR + 3.93%)(a)(b)	USD86	86,107
7.84%, 02/15/39, (1-mo. CME Term SOFR + 4.19%)(a)(b)	USD80	79,772
BX Trust
5.01%, 10/15/42, (1-mo. CME Term SOFR + 1.35%)(a)(b)	USD88	88,000
5.10%, 04/15/41, (1-mo. CME Term SOFR + 1.44%)(a)(b)	USD713	714,300
5.10%, 03/15/42, (1-mo. CME Term SOFR + 1.44%)(a)(b)	USD281	279,771
5.15%, 06/15/40, (1-mo. CME Term SOFR + 1.50%)(a)(b)	USD228	228,458
5.15%, 06/15/41, (1-mo. CME Term SOFR + 1.49%)(a)(b)	USD335	333,819
5.20%, 06/15/37, (1-mo. CME Term SOFR + 1.54%)(a)(b)	USD173	173,081
5.20%, 12/13/42(a)(b)	USD230	231,550
5.35%, 12/15/44, (1-mo. CME Term SOFR + 1.70%)(a)(b)	USD350	349,781
5.80%, 06/15/41, (1-mo. CME Term SOFR + 2.14%)(a)(b)	USD96	95,380
6.29%, 06/15/37, (1-mo. CME Term SOFR + 2.64%)(a)(b)	USD304	303,143
6.34%, 04/15/41, (1-mo. CME Term SOFR + 2.69%)(a)(b)	USD71	71,341
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.54%, 06/15/41, (1-mo. CME Term SOFR + 2.89%)(a)(b)	USD19	$18,903
6.60%, 03/15/30, (1-mo. CME Term SOFR + 2.94%)(a)(b)	USD94	93,698
6.95%, 06/15/35, (1-mo. CME Term SOFR + 3.30%)(a)(b)	USD137	137,001
7.34%, 04/15/41, (1-mo. CME Term SOFR + 3.69%)(a)(b)	USD71	70,961
7.59%, 06/15/41, (1-mo. CME Term SOFR + 3.94%)(a)(b)	USD29	28,493
CFK Trust, 2.79%, 03/15/39(a)	USD100	92,974
CFMT LLC, 4.00%, 10/25/54(a)(d)	USD101	99,046
Chase Mortgage Finance Trust
5.54%, 02/25/37(b)	USD91	90,828
6.00%, 07/25/37	USD121	50,140
CHI Commercial Mortgage Trust
5.10%, 12/13/40(a)(b)	USD100	99,443
6.63%, 12/13/40(a)(b)	USD100	98,050
CHL Mortgage Pass-Through Trust
6.00%, 12/25/36	USD7	3,222
6.00%, 02/25/37	USD798	277,661
CIM Trust
5.66%, 10/25/69(a)(d)	USD100	100,957
6.44%, 10/25/69(a)(b)	USD150	150,847
6.76%, 12/25/67(a)(b)	USD115	113,932
7.04%, 04/25/58(a)(b)	USD100	99,616
CIP Commercial Mortgage Trust
5.05%, 10/15/37, (1-mo. CME Term SOFR + 1.40%)(a)(b)	USD332	332,412
7.40%, 10/15/37, (1-mo. CME Term SOFR + 3.75%)(a)(b)	USD123	123,424
COLT Mortgage Loan Trust
1.73%, 11/26/66(a)(b)	USD77	69,796
4.21%, 02/25/67(a)(b)	USD100	83,946
4.98%, 01/26/71(a)(b)	USD569	567,122
5.05%, 11/25/70(a)(b)	USD147	147,256
5.47%, 06/25/70(a)(d)	USD88	88,593
5.48%, 08/25/70(a)(d)	USD89	89,070
6.46%, 02/25/71(a)(b)	USD212	209,754
7.10%, 08/25/70(a)(b)	USD100	100,282
7.79%, 09/25/68(a)(b)	USD193	194,068
7.93%, 07/25/68(a)(b)	USD262	262,286
Commission Mortgage Trust
5.50%, 08/10/40(a)	USD24	23,699
5.50%, 06/15/41, (1-mo. CME Term SOFR + 1.84%)(a)(b)	USD41	40,949
5.73%, 08/10/41(a)(b)	USD17	16,874
6.24%, 06/15/41, (1-mo. CME Term SOFR + 2.59%)(a)(b)	USD11	10,986
8.47%, 08/10/40(a)(b)	USD20	19,842
9.46%, 08/10/40(a)(b)	USD16	15,877
CONE Trust
5.30%, 08/15/41, (1-mo. CME Term SOFR + 1.64%)(a)(b)	USD30	29,974
7.54%, 08/15/41, (1-mo. CME Term SOFR + 3.89%)(a)(b)	USD45	44,610
Countrywide Alternative Loan Trust, 6.00%, 05/25/36	USD94	32,621
Cross 2025-CES1 Mortgage Trust, 5.00%, 11/25/70(a)	USD136	135,075
Cross Mortgage Trust
4.96%, 03/25/61(a)	USD354	346,450
4.97%, 01/25/71(a)(b)	USD235	233,645
5.60%, 06/25/70(a)(b)	USD83	83,601
5.74%, 02/25/70(a)(b)	USD497	500,325

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.48%, 02/25/70(a)(b)	USD350	$351,439
CSMC, 7.09%, 02/15/27, (1-mo. CME Term SOFR + 3.44%)(a)(b)(e)	USD100	99,600
CSMC Trust
4.92%, 11/15/38, (1-mo. CME Term SOFR + 1.26%)(a)(b)	USD80	79,275
6.43%, 04/25/65(a)(b)	USD428	430,634
9.21%, 12/25/67(a)(b)	USD71	70,818
CSTL Commercial Mortgage Trust
5.82%, 11/10/42(a)(b)	USD100	98,455
6.55%, 02/10/43(a)(b)	USD100	98,521
DBC Mortgage Trust
5.01%, 11/15/42, (1-mo. CME Term SOFR + 1.35%)(a)(b)	USD1,737	1,738,086
5.71%, 11/15/42, (1-mo. CME Term SOFR + 2.05%)(a)(b)	USD100	100,000
DBGS, 5.54%, 08/15/34, (1-mo. CME Term SOFR + 1.88%)(a)(b)	USD250	249,844
DC Trust, 5.93%, 04/13/40(a)(b)	USD10	10,047
Deephaven Residential Mortgage Trust
4.80%, 12/25/70(a)(b)	USD550	546,660
5.09%, 11/25/60(a)(b)	USD137	136,536
5.30%, 03/25/67(a)(b)	USD472	460,564
5.74%, 07/25/69(a)(d)	USD64	64,470
6.57%, 12/25/70(a)(b)	USD172	169,774
Deutsche Alt-A Securities Mortgage Loan Trust Series, 4.19%, 08/25/47, (1-mo. CME Term SOFR + 0.51%)(b)	USD894	881,892
DGWD Trust, 5.25%, 08/15/35, (1-mo. CME Term SOFR + 1.60%)(a)(b)	USD905	906,402
DK Trust
5.15%, 03/15/34, (1-mo. CME Term SOFR + 1.50%)(a)(b)	USD20	20,000
5.26%, 08/15/37, (1-mo. CME Term SOFR + 1.59%)(a)(b)	USD544	544,507
6.56%, 08/15/37, (1-mo. CME Term SOFR + 2.89%)(a)(b)	USD15	15,009
7.65%, 03/15/34, (1-mo. CME Term SOFR + 4.00%)(a)(b)	USD58	58,086
Durst Commercial Mortgage Trust
5.32%, 08/10/42(a)(b)	USD120	121,275
7.02%, 08/10/42(a)(b)	USD100	103,348
EFMT
4.77%, 02/25/71(a)(b)	USD789	783,378
4.96%, 02/25/71(a)	USD234	232,497
5.00%, 12/25/70(a)	USD434	432,863
5.03%, 11/25/70(a)(b)	USD91	91,101
5.03%, 03/25/71(a)(b)	USD995	992,349
5.44%, 07/25/70(a)(d)	USD359	360,185
5.49%, 08/25/70(a)(d)	USD168	168,734
5.63%, 03/25/70(a)(d)	USD157	158,162
5.71%, 11/25/69(a)(d)	USD96	96,233
6.54%, 02/25/71(a)(b)	USD100	98,933
6.59%, 01/25/70(a)(b)	USD350	352,556
Ellington Financial Mortgage Trust, 1.40%, 09/25/66(a)(b)	USD1,147	963,694
ELM Trust
5.99%, 06/10/39(a)(b)	USD11	11,007
5.99%, 06/10/39(a)(b)	USD11	11,007
8.05%, 06/10/39(a)(b)	USD29	28,995
Elstree 2026-1 Mix PLC, 0.00% 09/21/66, (1-day SONIA+ 1.50%)(b)(c)	GBP100	136,226
EQT Trust, 5.33%, 07/05/41(a)	USD70	71,218
Fannie Mae REMICS, 5.11%, 02/25/55, (30-day Avg SOFR + 1.45%)(b)	USD155	157,543
Fashion Show Mall LLC, 5.27%, 10/10/41(a)(b)	USD19	19,519
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Federal Home Loan Mortgage Corp.
4.44%, 11/25/32(b)	USD8	$7,800
4.95%, 12/25/54, (30-day Avg SOFR + 1.30%)(b)	USD3,048	3,080,982
5.00%, 10/25/54, (30-day Avg SOFR + 1.35%)(b)	USD88	88,904
5.00%, 02/25/55, (30-day Avg SOFR + 1.35%)(b)	USD56	56,499
5.00%, 09/25/55, (30-day Avg SOFR + 1.35%)(b)	USD85	86,114
5.05%, 02/25/54, (30-day Avg SOFR + 1.40%)(b)	USD66	66,757
5.05%, 11/25/54, (30-day Avg SOFR + 1.40%)(b)	USD562	568,837
5.05%, 02/25/55, (30-day Avg SOFR + 1.40%)(b)	USD530	536,610
5.05%, 02/25/55, (30-day Avg SOFR + 1.40%)(b)	USD67	67,559
5.05%, 02/25/55, (30-day Avg SOFR + 1.40%)(b)	USD683	691,324
5.05%, 03/25/55, (30-day Avg SOFR + 1.40%)(b)	USD832	843,386
5.15%, 06/25/55, (30-day Avg SOFR + 1.50%)(b)	USD95	95,966
5.25%, 02/25/55, (30-day Avg SOFR + 1.60%)(b)	USD92	93,182
Federal Home Loan Mortgage Corp. REMICS
4.75%, 11/25/54, (30-day Avg SOFR + 1.10%)(b)	USD155	156,407
5.00%, 01/25/55, (30-day Avg SOFR + 1.35%)(b)	USD364	368,663
5.00%, 08/25/55, (30-day Avg SOFR + 1.35%)(b)	USD155	156,815
5.15%, 12/25/54, (30-day Avg SOFR + 1.50%)(b)	USD124	125,763
Federal National Mortgage Association
4.71%, 01/25/54, (30-day Avg SOFR + 1.05%)(b)	USD140	140,568
4.76%, 08/25/53, (30-day Avg SOFR + 1.10%)(b)	USD140	141,257
4.76%, 09/25/54, (30-day Avg SOFR + 1.10%)(b)	USD99	99,562
5.01%, 02/25/55, (30-day Avg SOFR + 1.35%)(b)	USD118	119,869
5.01%, 02/25/55, (30-day Avg SOFR + 1.35%)(b)	USD368	373,475
5.01%, 03/25/55, (30-day Avg SOFR + 1.35%)(b)	USD54	54,990
5.06%, 12/25/54, (30-day Avg SOFR + 1.40%)(b)	USD131	132,795
5.06%, 12/25/54, (30-day Avg SOFR + 1.40%)(b)	USD83	83,888
5.06%, 08/25/55, (30-day Avg SOFR + 1.40%)(b)	USD66	66,632
5.26%, 05/25/55, (30-day Avg SOFR + 1.60%)(b)	USD198	201,563
Federal National Mortgage Association REMICS, 4.96%, 03/25/55, (30-day Avg SOFR + 1.30%)(b)	USD70	71,337
First Horizon Alternative Mortgage Securities Trust
4.58%, 01/25/37(b)	USD98	75,790
4.72%, 02/25/36(b)	USD11	6,321

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Fontainebleau Miami Beach Mortgage Trust, 5.10%, 12/15/39, (1-mo. CME Term SOFR + 1.45%)(a)(b)	USD385	$385,256
FREMF Mortgage Trust, 4.23%, 08/25/50(a)(b)	USD95	92,873
FS
5.00%, 02/15/41, (1-mo. CME Term SOFR + 1.35%)(a)(b)	USD500	499,844
6.90%, 02/15/41, (1-mo. CME Term SOFR + 3.25%)(a)(b)	USD100	99,989
FS Trust, 5.10%, 03/15/41, (1-mo. CME Term SOFR + 1.45%)(a)(b)	USD162	162,000
Gaea Mortgage Loan Trust, 6.75%, 02/25/30(a)(b)	USD35	34,543
GCAT Trust
2.89%, 12/27/66(a)(b)	USD146	135,126
3.92%, 02/25/67(a)(b)	USD180	136,197
4.25%, 05/25/67(a)(b)	USD281	264,961
4.79%, 12/25/70(a)	USD423	419,672
5.53%, 06/25/70(a)(d)	USD82	82,821
GGP Trust, 4.83%, 03/05/43(a)(b)	USD51	50,497
Government National Mortgage Association
2.25%, 04/16/65	USD9	7,331
3.25%, 09/16/63(b)	USD5	4,217
4.75%, 09/16/54	USD20	19,582
4.75%, 08/16/56	USD56	55,824
4.89%, 01/20/55, (30-day Avg SOFR + 1.25%)(b)	USD61	61,869
5.00%, 10/16/56	USD60	60,398
5.00%, 06/16/58	USD138	137,832
5.00%, 05/16/65	USD133	131,943
GS Mortgage Securities Corp. Trust
3.60%, 09/10/37(a)(b)	USD203	194,043
5.75%, 03/15/28, (1-mo. CME Term SOFR + 2.09%)(a)(b)	USD100	99,969
6.31%, 11/25/41, (1-mo. CME Term SOFR + 2.65%)(a)(b)	USD681	681,011
7.72%, 08/10/41(a)(b)	USD43	42,590
GS Mortgage-Backed Securities Trust
4.73%, 05/25/66(a)	USD489	483,715
4.87%, 03/25/66(a)(b)	USD268	266,692
6.63%, 03/25/66(a)(b)	USD279	276,408
7.61%, 03/25/66(a)(b)	USD531	524,298
GSMPS Mortgage Loan Trust, 4.19%, 06/25/34, (1-mo. CME Term SOFR + 0.51%)(a)(b)	USD272	248,244
GWT Trust, 5.35%, 05/15/41, (1-mo. CME Term SOFR + 1.69%)(a)(b)	USD61	61,114
HarborView Mortgage Loan Trust, 4.42%, 03/19/35, (1-mo. CME Term SOFR + 0.75%)(b)	USD15	7,062
Harvest Commercial Capital Loan Trust, 6.16%, 10/25/56	USD399	405,779
HIH Trust
5.50%, 10/15/41, (1-mo. CME Term SOFR + 1.84%)(a)(b)	USD9	9,160
6.50%, 10/15/41, (1-mo. CME Term SOFR + 2.84%)(a)(b)	USD92	91,652
7.29%, 10/15/41, (1-mo. CME Term SOFR + 3.64%)(a)(b)	USD9	9,168
HILT Commercial Mortgage Trust, 5.20%, 05/15/37, (1-mo. CME Term SOFR + 1.54%)(a)(b)	USD100	100,000
HLTN Commercial Mortgage Trust, 5.36%, 04/15/41, (1-mo. CME Term SOFR + 1.70%)(a)(b)	USD100	100,156
HOMES Trust
5.03%, 09/25/70(a)(b)	USD105	104,575
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.43%, 02/25/70(a)(d)	USD82	$81,765
6.39%, 01/25/60(a)(b)	USD200	200,829
6.52%, 01/25/70(a)(b)	USD100	100,620
HONO Mortgage Trust, 4.92%, 10/15/36, (1-mo. CME Term SOFR + 1.26%)(a)(b)	USD127	125,781
HTL Commercial Mortgage Trust, 8.47%, 05/10/39(a)(b)	USD100	101,363
Hudson Yards Mortgage Trust, 2.84%, 08/10/38(a)	USD175	174,010
ILPT Commercial Mortgage Trust, 5.47%, 07/13/42(a)(b)	USD224	226,191
Impac Secured Assets Trust, 4.13%, 11/25/36, (1-mo. CME Term SOFR + 0.45%)(b)	USD24	22,452
IndyMac INDX Mortgage Loan Trust, 4.62%, 01/25/36(b)	USD126	125,944
INT Commercial Mortgage Trust, 5.04%, 11/05/37(a)(b)	USD100	99,899
INV Mortgage Trust, 5.40%, 11/15/41, (1-mo. CME Term SOFR + 1.74%)(a)(b)	USD168	166,530
J.P. Morgan Chase Commercial Mortgage Securities Trust, 5.99%, 10/05/39(a)(b)	USD130	131,265
JP Morgan Alternative Loan Trust, 4.81%, 03/25/36(b)	USD202	149,631
JP Morgan Chase Commercial Mortgage Securities Trust
2.95%, 09/06/38(a)(b)	USD130	129,212
5.35%, 11/09/39(a)(b)	USD720	722,189
5.35%, 03/15/40, (1-mo. CME Term SOFR + 1.69%)(a)(b)	USD24	23,897
6.70%, 11/09/39(a)(b)	USD10	9,978
7.50%, 11/09/39(a)(b)	USD39	38,883
8.49%, 11/09/39(a)(b)	USD34	33,863
JP Morgan Mortgage Trust
4.88%, 05/25/66(a)(b)	USD325	323,485
4.90%, 06/25/66(a)	USD329	326,703
4.93%, 06/25/66(a)	USD899	892,317
5.02%, 05/25/66(a)	USD267	265,677
6.41%, 08/25/55(a)(b)	USD253	254,350
7.25%, 12/25/55(a)(b)	USD83	83,828
JP Morgan Resecuritization Trust, 0.00% 05/27/36(a)(b)	USD294	47,881
JW Commercial Mortgage Trust
5.28%, 06/15/39, (1-mo. CME Term SOFR + 1.62%)(a)(b)	USD113	113,000
6.84%, 06/15/39, (1-mo. CME Term SOFR + 3.19%)(a)(b)	USD110	110,000
JW Trust, 5.25%, 11/15/39, (1-mo. CME Term SOFR + 1.59%)(a)(b)	USD200	200,375
KSL Commercial Mortgage Trust
5.20%, 12/15/39, (1-mo. CME Term SOFR + 1.54%)(a)(b)	USD290	289,643
5.55%, 06/15/42	USD358	357,900
7.74%, 06/05/42	USD160	160,510
LBA Trust
5.10%, 10/15/41, (1-mo. CME Term SOFR + 1.44%)(a)(b)	USD14	14,213
6.30%, 10/15/41, (1-mo. CME Term SOFR + 2.64%)(a)(b)	USD16	16,345
LEX Mortgage Trust, 5.04%, 10/13/33(a)(b)	USD289	288,312
LEX Trust
5.00%, 03/15/43, (1-mo. CME Term SOFR + 1.35%)(a)(b)	USD189	188,764
7.35%, 03/15/43, (1-mo. CME Term SOFR + 3.70%)(a)(b)	USD650	643,775

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
LQR Trust
5.25%, 01/15/43, (1-mo. CME Term SOFR + 1.60%)(b)	USD29	$28,829
7.60%, 01/15/43, (1-mo. CME Term SOFR + 3.95%)(b)	USD88	87,999
MAC Trust, 5.35%, 10/15/40, (1-mo. CME Term SOFR + 1.70%)(a)(b)	USD785	784,168
MAD Commercial Mortgage Trust, 4.91%, 10/15/42(a)(b)	USD100	99,540
MAIN Trust
5.35%, 01/15/41, (1-mo. CME Term SOFR + 1.70%)(a)(b)	USD500	499,998
5.65%, 01/15/41, (1-mo. CME Term SOFR + 2.00%)(a)(b)	USD500	499,997
6.10%, 01/15/41, (1-mo. CME Term SOFR + 2.45%)(a)(b)	USD110	109,999
6.80%, 01/15/41, (1-mo. CME Term SOFR + 3.15%)(a)(b)	USD250	249,998
7.90%, 01/15/41, (1-mo. CME Term SOFR + 4.25%)(a)(b)	USD250	249,997
8.90%, 01/15/41, (1-mo. CME Term SOFR + 5.25%)(a)(b)	USD250	249,997
MASTR Reperforming Loan Trust, 7.00%, 08/25/34(a)	USD223	150,129
MCR Mortgage Trust
0.92%, 06/12/39(a)	USD71	374
5.92%, 06/12/39(a)	USD25	25,156
6.76%, 02/15/37, (1-mo. CME Term SOFR + 3.11%)(a)(b)	USD81	80,470
7.40%, 06/12/39(a)	USD30	30,129
8.73%, 06/12/39(a)	USD16	16,039
MFA Trust
5.05%, 02/25/71(a)(b)	USD991	988,470
5.26%, 08/25/70(a)(d)	USD154	154,358
MLTI Trust
5.05%, 03/15/36, (1-mo. CME Term SOFR + 1.40%)(a)(b)	USD134	133,833
6.90%, 03/15/36, (1-mo. CME Term SOFR + 3.25%)(a)(b)	USD124	123,585
Morgan Stanley Capital I Trust
3.90%, 09/24/57(a)(b)	USD80	78,661
4.06%, 12/15/50(b)	USD281	272,865
5.22%, 12/15/38, (1-mo. CME Term SOFR + 1.56%)(a)(b)	USD10	9,400
Morgan Stanley Resecuritization Trust, 4.31%, 04/26/47, (1-mo. CME Term SOFR + 0.37%)(a)(b)	USD100	77,053
Morgan Stanley Residential Mortgage Loan Trust
4.73%, 01/26/71(a)(b)	USD524	519,595
4.93%, 01/25/71(a)	USD757	753,534
5.28%, 03/25/71(a)	USD500	500,265
5.44%, 07/25/70(a)(b)	USD478	479,526
5.74%, 11/25/69(a)(b)	USD76	76,689
6.50%, 11/25/69(a)(b)	USD100	100,906
7.11%, 07/25/70(a)(b)	USD200	200,882
MTN Commercial Mortgage Trust
5.06%, 03/15/39, (1-mo. CME Term SOFR + 1.40%)(a)(b)	USD100	99,969
5.15%, 05/15/43(a)(b)	USD100	100,578
NCMF Trust
5.05%, 06/10/33(a)(b)	USD70	69,809
7.78%, 06/10/33(a)(b)	USD236	236,792
8.72%, 06/10/33(a)(b)	USD125	125,508
New Residential Mortgage Loan Trust
4.82%, 11/25/65(a)(b)	USD262	260,147
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.83%, 02/25/66(a)(b)	USD738	$732,999
5.01%, 10/26/65(a)(b)	USD931	927,268
5.11%, 08/25/65(a)(b)	USD85	85,069
5.35%, 07/25/65(a)(b)	USD84	84,484
5.64%, 01/25/65(a)(d)	USD116	117,159
7.02%, 07/25/65(a)(b)	USD105	103,100
7.03%, 05/25/65(a)(b)	USD107	106,413
NRTH Commercial Mortgage Trust, 5.05%, 10/15/40, (1-mo. CME Term SOFR + 1.39%)(a)(b)	USD900	899,438
NRZT, 5.09%, 10/25/65(a)(b)	USD120	119,580
NYC Commercial Mortgage Trust
4.82%, 11/05/38(a)(b)	USD100	99,726
4.87%, 02/15/42, (1-mo. CME Term SOFR + 1.21%)(a)(b)	USD160	159,500
5.40%, 10/15/40, (1-mo. CME Term SOFR + 1.74%)(a)(b)	USD1,063	1,065,657
7.39%, 07/13/42(a)(b)	USD53	53,033
NYC Trust, 4.95%, 01/10/36(a)(b)	USD280	278,237
NYCT Trust 2024-3ELV, 6.49%, 08/15/29, (1-mo. CME Term SOFR + 2.84%)(a)(b)	USD110	109,589
NYMT Loan Trust
4.77%, 02/25/61(a)(b)	USD418	416,070
4.95%, 02/25/61(a)	USD166	165,409
5.38%, 06/25/69(a)(b)	USD78	78,279
6.47%, 02/25/61(a)(b)	USD200	196,370
OBX Trust, 5.65%, 12/01/64(a)(d)	USD72	72,372
One New York Plaza Trust, 4.72%, 01/15/36, (1-mo. CME Term SOFR + 1.06%)(a)(b)	USD38	36,694
PGA Trust, 5.55%, 06/15/39, (1-mo. CME Term SOFR + 1.89%)(a)(b)	USD107	106,967
PLYM Commercial Mortgage Trust, 5.80%, 03/15/43, (1-mo. CME Term SOFR + 2.15%)(a)(b)	USD100	99,500
PRKCM Trust
4.10%, 04/25/57(a)(b)	USD99	98,178
4.68%, 02/25/61(a)(b)	USD321	317,900
PRM5 Trust, 5.81%, 03/10/33(a)(b)	USD69	68,441
PRPM Trust
4.99%, 12/25/70(a)(b)	USD816	811,249
5.13%, 02/25/71(a)(b)	USD487	485,869
5.18%, 10/25/70(a)	USD99	99,287
5.21%, 01/25/56(a)	USD750	748,564
5.50%, 01/25/56(a)	USD709	674,157
5.80%, 11/25/69(a)(d)	USD157	158,328
6.65%, 11/25/69(a)(b)	USD172	173,183
Rain City Mortgage Trust, 6.53%, 09/25/29(a)	USD100	100,864
RALI Series Trust, 4.15%, 12/25/36, (1-mo. CME Term SOFR + 0.47%)(b)	USD172	156,628
Residential Mortgage Loan Trust, 6.04%, 05/25/59(a)(b)	USD100	98,892
RFMSI Series Trust, 5.73%, 10/25/37(b)	USD53	31,562
RFMSI Trust, 5.43%, 11/25/36(b)	USD7	5,545
Sage AR Funding
0.00%, 05/18/38, (1-day SONIA+ 1.75%)(b)(c)	GBP513	693,621
0.00%, 05/18/38, (1-day SONIA+ 2.50%)(b)(c)	GBP220	297,312
SAIF Securitization Trust, 5.97%, 07/25/54(a)(d)	USD55	54,994
Saluda Grade Alternative Mortgage Trust, 7.76%, 04/25/30(a)(d)	USD86	85,993
Santander Mortgage Asset Receivable Trust
4.95%, 11/25/65(a)(b)	USD143	141,933
5.14%, 11/25/65(a)(b)	USD91	91,135
7.22%, 05/25/65(a)(b)	USD210	210,065
SCG Commercial Mortgage Trust, 4.90%, 08/15/42, (1-mo. CME Term SOFR + 1.25%)(a)(b)	USD120	120,150

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
SCG Mortgage Trust, 5.40%, 04/15/41, (1-mo. CME Term SOFR + 1.74%)(a)(b)	USD242	$242,000
SDAL Trust, 6.10%, 04/15/42, (1-mo. CME Term SOFR + 2.44%)(a)(b)	USD100	100,000
SELF Commercial Mortgage Trust
5.20%, 11/15/34, (1-mo. CME Term SOFR + 1.54%)(a)(b)	USD13	12,555
7.84%, 11/15/34, (1-mo. CME Term SOFR + 4.19%)(a)(b)	USD70	69,760
Sequoia Mortgage Trust, 4.67%, 04/25/56(a)(b)	USD982	963,825
SG Residential Mortgage Trust
1.16%, 07/25/61(a)(b)	USD220	184,765
4.78%, 01/25/66(a)(b)	USD590	585,493
5.10%, 12/25/65(a)(b)	USD1,552	1,548,300
5.23%, 12/25/65(a)	USD850	849,412
5.25%, 04/25/66(a)(b)	USD649	648,672
Shops at Crystals Trust, 3.86%, 07/05/36(a)(b)	USD206	205,645
SHR Trust, 5.60%, 10/15/41, (1-mo. CME Term SOFR + 1.95%)(a)(b)	USD100	100,350
SLG Commercial Mortgage Trust, 4.93%, 02/15/39(a)(b)	USD284	282,048
SLG Office Trust
4.97%, 04/15/41(a)(b)	USD250	250,903
6.96%, 04/15/41(a)(b)	USD500	502,530
7.92%, 04/15/41(a)(b)	USD750	755,193
Spruce Hill Mortgage Loan Trust, 5.00%, 06/25/55(a)(b)	USD68	67,147
Toorak Mortgage Trust, 6.33%, 10/25/31(a)(d)	USD100	100,451
TRK Trust, 4.10%, 11/25/56(a)(b)	USD137	119,249
UBS Commercial Mortgage Trust, Series 2018-C15, Class B, 4.92%, 12/15/51(b)	USD71	68,589
University Trust, 5.30%, 11/15/42, (1-mo. CME Term SOFR + 1.65%)(a)(b)	USD393	392,022
Vanir Logistics Finance SARL, 0.00% 07/23/37, (3-mo. EURIBOR + 1.90%)(b)(c)	EUR100	116,951
VCC Trust, 8.16%, 05/25/55(a)(d)	USD68	67,812
VEGAS
6.42%, 07/10/36(a)(b)	USD61	60,555
6.42%, 07/10/36(a)(b)	USD40	40,328
Velocity Commercial Capital Loan Trust
2.61%, 02/25/50(a)(b)	USD120	112,283
5.10%, 02/25/56(a)(b)	USD263	259,027
5.67%, 04/25/55(a)(b)	USD304	303,310
5.73%, 04/25/52(a)(b)	USD607	547,463
5.87%, 06/25/55(a)(b)	USD237	237,325
6.55%, 01/25/54(a)(b)	USD57	57,593
6.70%, 12/25/55(a)(b)	USD99	97,845
9.67%, 12/25/54(a)(b)	USD99	99,820
Verus Securitization Trust
2.82%, 11/25/66(a)(b)	USD72	66,123
4.75%, 02/25/71(a)	USD270	265,380
4.83%, 10/25/67(a)(b)	USD244	242,194
4.94%, 10/25/67(a)	USD761	757,331
5.02%, 01/25/71(a)	USD100	99,609
5.11%, 12/25/70(a)	USD1,012	1,009,231
5.42%, 07/25/70(a)(d)	USD549	552,539
5.43%, 06/25/70(a)(d)	USD93	93,338
6.40%, 05/25/65(a)(b)	USD100	99,178
6.50%, 09/25/69(a)(b)	USD100	100,387
6.56%, 12/25/70(a)(b)	USD129	127,688
7.06%, 06/25/70(a)(b)	USD100	100,430
8.08%, 12/25/68(a)(b)	USD100	101,100
Visio Trust, 5.66%, 08/25/57(a)(b)	USD100	99,628
Vista Point Securitization Trust, 5.16%, 04/25/65(a)(b)	USD100	97,243
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
WaMu Mortgage Pass-Through Certificates Series Trust, 4.31%, 06/25/47, (12-mo. MTA + 0.80%)(b)	USD101	$86,027
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
4.13%, 12/25/36, (1-mo. CME Term SOFR + 0.45%)(b)	USD203	170,428
4.23%, 12/25/46, (12-mo. MTA + 0.72%)(b)	USD114	95,093
WCORE Commercial Mortgage Trust, 5.15%, 11/15/41, (1-mo. CME Term SOFR + 1.49%)(a)(b)	USD800	800,995
Wells Fargo Commercial Mortgage Trust
0.31%, 07/15/43(a)(b)	USD153	1,226
6.22%, 07/15/43(a)	USD219	222,977
6.43%, 07/15/43(a)	USD12	11,981
7.08%, 07/15/43(a)	USD17	16,946
WEST Trust, 5.45%, 04/10/35(a)(b)	USD108	108,610
WHARF Commercial Mortgage Trust, 7.98%, 07/15/40(a)(b)	USD100	102,647
		95,299,343
Total Collateralized Mortgage Obligations — 16.8% (Cost: $95,894,353)		95,905,096
Convertible Bonds
Health Care - Services — 0.1%
Clariane SE, 0.88%, 03/06/27(c)	EUR157	178,177
Media — 0.0%
AMC Global Media, Inc., 4.25%, 02/15/29	USD16	15,980
Oil & Gas Services — 0.0%
Solaris Energy Infrastructure, Inc., 0.25%, 10/01/31	USD79	120,672
Total Convertible Bonds — 0.1% (Cost: $312,975)		314,829
Corporate Bonds & Notes
Advertising — 0.1%
Neptune Bidco U.S., Inc., 10.38%, 05/15/31(a)	USD100	103,197
Outfront Media Capital LLC/Outfront Media Capital Corp., 4.25%, 01/15/29(a)	USD25	24,391
Summer BC Holdco B SARL, 6.23%, 02/15/30, (3-mo. EURIBOR + 4.25%)(b)(c)	EUR100	103,383
WPP Finance 2013, 3.63%, 06/09/31(c)	EUR390	443,626
		674,597
Aerospace & Defense — 0.3%
Boeing Co.(The)
3.75%, 02/01/50	USD176	125,823
7.01%, 05/01/64	USD146	163,079
Bombardier, Inc., 7.25%, 07/01/31(a)	USD16	16,835
Honeywell Aerospace, Inc.
3.90%, 03/16/28(a)	USD86	85,360
4.30%, 03/16/31(a)	USD15	14,817
4.95%, 03/16/36(a)	USD150	148,298
5.62%, 03/16/46(a)	USD65	63,929
5.73%, 03/16/56(a)	USD20	19,671
L3Harris Technologies, Inc., 4.85%, 04/27/35	USD20	19,623
Lockheed Martin Corp.
4.09%, 09/15/52	USD303	235,978
4.45%, 05/15/28	USD137	137,629
Northrop Grumman Corp.
4.03%, 10/15/47	USD35	27,538
4.60%, 02/01/29	USD195	196,315

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Aerospace & Defense (continued)
RTX Corp.
1.90%, 09/01/31	USD103	$89,955
3.13%, 07/01/50	USD100	65,771
4.50%, 06/01/42	USD100	88,631
Spirit AeroSystems, Inc., 4.60%, 06/15/28(f)	USD100	99,956
TransDigm, Inc.
4.63%, 01/15/29	USD23	22,696
6.63%, 03/01/32(a)	USD25	25,692
6.75%, 08/15/28(a)	USD150	152,026
		1,799,622
Agriculture — 0.1%
Altria Group, Inc.
3.40%, 02/04/41	USD254	192,863
6.20%, 02/14/59	USD13	12,751
BAT Capital Corp.
4.76%, 09/06/49	USD96	79,790
7.08%, 08/02/43	USD127	140,282
Philip Morris International, Inc.
5.50%, 09/07/30	USD100	103,857
5.63%, 11/17/29	USD155	160,740
5.63%, 09/07/33	USD92	96,088
Reynolds American, Inc., 7.00%, 08/04/41	USD10	10,876
		797,247
Airlines — 0.1%
Air France-KLM, Series ., 5.75%, (5-year EURIBOR ICE Swap + 3.58%)(b)(c)(g)	EUR100	112,812
American Airlines 2025-1 Class B Pass Through Trust, Series B, 5.65%, 05/11/36	USD9	8,947
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29(a)	USD23	23,016
Garuda Indonesia Persero Tbk PT, 6.50%, 12/28/31, (6.50% Cash or 7.25% PIK)(c)(h)	USD231	195,009
JetBlue Airways Corp/JetBlue Loyalty LP, 9.88%, 09/20/31(a)	USD100	93,137
		432,921
Apparel — 0.0%
VF Corp., 0.63%, 02/25/32	EUR200	187,642
Auto Manufacturers — 0.4%
American Honda Finance Corp., 4.80%, 03/05/30	USD358	358,345
Ford Motor Co., 4.75%, 01/15/43	USD47	36,301
Ford Motor Credit Co. LLC, 5.92%, 03/20/28	USD202	204,769
General Motors Financial Co., Inc.
2.40%, 04/10/28	USD133	127,869
2.70%, 06/10/31	USD100	90,118
5.80%, 01/07/29	USD100	102,895
6.40%, 01/09/33	USD100	106,488
Nissan Motor Acceptance Co. LLC
5.63%, 09/29/28(a)	USD31	30,827
7.05%, 09/15/28(a)	USD100	102,552
Nissan Motor Co. Ltd., 6.38%, 07/17/33(c)	EUR200	241,008
Stellantis NV
6.88%, (5-year EURIBOR ICE Swap + 4.24%)(b)(c)(g)	EUR100	115,124
8.25%, (5-year UK Government Bond + 4.08%)(b)(c)(g)	GBP100	132,386
Toyota Motor Credit Corp., 5.10%, 03/21/31	USD349	357,814
		2,006,496
Auto Parts & Equipment — 0.1%
Adient Global Holdings Ltd., 7.50%, 02/15/33(a)	USD50	51,147
American Axle & Manufacturing, Inc.
5.00%, 10/01/29(f)	USD26	25,264
7.75%, 10/15/33(a)	USD100	97,633
Clarios Global LP/Clarios U.S. Finance Co.
6.75%, 02/15/30(a)	USD50	51,660
Security	Par (000)	Value
Auto Parts & Equipment (continued)
6.75%, 09/15/32(a)	USD100	$102,294
Goodyear Tire & Rubber Co. (The), 5.00%, 07/15/29	USD12	11,511
Tenneco, Inc., 8.00%, 11/17/28(a)	USD25	25,297
ZF Europe Finance BV, 7.00%, 06/12/30(c)	EUR200	245,331
		610,137
Banks — 3.2%
ABN AMRO Bank NV, 4.63%, 11/08/30(c)	GBP200	264,814
AIB Group PLC, 6.00%, (5-year EURIBOR ICE Swap + 3.71%)(b)(c)(g)	EUR200	238,648
Banco Santander SA
4.25%, 04/11/27	USD200	200,116
5.57%, 01/17/30	USD400	410,547
Bank of America Corp.
2.48%, 09/21/36, (5-year CMT + 1.20%)(b)	USD100	86,923
2.83%, 10/24/51, (1-day SOFR + 1.88%)(b)	USD61	37,534
2.97%, 02/04/33, (1-day SOFR + 1.33%)(b)	USD239	216,552
3.31%, 04/22/42, (1-day SOFR + 1.58%)(b)	USD153	117,233
4.08%, 03/20/51, (3-mo. CME Term SOFR + 3.41%)(b)	USD54	42,110
4.57%, 04/27/33, (1-day SOFR + 1.83%)(b)	USD164	161,391
5.05%, 02/06/37, (1-day SOFR + 1.13%)(b)	USD108	106,329
5.52%, 10/25/35, (1-day SOFR + 1.74%)(b)	USD31	31,230
5.74%, 02/12/36, (1-day SOFR + 1.70%)(b)	USD100	101,932
Series N, 2.65%, 03/11/32, (1-day SOFR + 1.22%)(b)	USD580	527,132
Bank of Montreal
3.80%, 12/15/32, (5-year USD Swap + 1.43%)(b)	USD170	167,169
5.37%, 06/04/27	USD100	101,176
Bank of New York Mellon Corp. (The), 4.71%, 02/01/34, (1-day SOFR + 1.51%)(b)	USD115	113,892
Bank of Nova Scotia (The), 4.81%, 02/02/34, (1-day SOFR + 1.05%)(b)	USD47	46,479
Barclays PLC, 5.75%, 08/09/33, (1-year CMT + 3.00%)(b)	USD239	246,299
BNP Paribas SA, 3.74%, 04/20/34, (3-mo. EURIBOR + 1.05%)(b)(c)	EUR400	463,200
Canadian Imperial Bank of Commerce, 4.86%, 03/30/29, (1-day SOFR + 1.03%)(b)	USD213	214,537
Citigroup, Inc.
3.06%, 01/25/33, (1-day SOFR + 1.35%)(b)	USD92	83,377
4.50%, 09/11/31, (1-day SOFR + 1.17%)(b)	USD100	98,881
4.54%, 09/19/30, (1-day SOFR + 1.34%)(b)	USD56	55,790
5.33%, 03/27/36, (1-day SOFR + 1.47%)(b)	USD100	100,375
5.41%, 09/19/39, (5-year CMT + 1.73%)(b)	USD145	142,514
5.83%, 02/13/35, (1-day SOFR + 2.06%)(b)	USD269	274,012
5.92%, 12/11/30(b)	USD375	356,997
8.13%, 07/15/39	USD100	125,145
Citizens Financial Group, Inc., 5.30%, 01/29/36, (5-year CMT + 1.45%)(b)	USD23	22,802
Deutsche Bank AG, Series ., 7.13%, (5-year EURIBOR ICE Swap + 4.60%)(b)(c)(g)	EUR200	245,098
Deutsche Bank AG/New York NY, 5.37%, 01/10/29, (1-day SOFR + 1.21%)(b)	USD150	151,674
Fifth Third Bancorp, 6.34%, 07/27/29, (1-day SOFR + 2.34%)(b)	USD291	301,337
First Citizens BancShares, Inc., 6.25%, 03/12/40, (5-year CMT + 1.97%)(b)	USD49	48,103
Freedom Mortgage Corp., 12.25%, 10/01/30(a)	USD10	10,853
Goldman Sachs Group, Inc., 3.51%, 08/17/33, (3-mo. EURIBOR + 0.95%)(b)(c)	EUR450	518,266
Goldman Sachs Group, Inc.(The)
1.54%, 09/10/27, (1-day SOFR + 0.82%)(b)	USD30	29,691
2.60%, 02/07/30	USD100	93,181
3.10%, 02/24/33, (1-day SOFR + 1.41%)(b)	USD442	400,178

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.98%, 12/18/36, (3-mo. EURIBOR + 1.10%)(b)(c)	EUR200	$231,570
4.48%, 08/23/28, (1-day SOFR + 1.73%)(b)	USD27	27,010
4.80%, 07/08/44	USD100	88,999
5.39%, 02/02/41, (5-year CMT + 1.18%)(b)	USD96	93,442
5.54%, 01/28/36, (1-day SOFR + 1.38%)(b)	USD189	192,092
5.54%, 01/21/47, (1-day SOFR + 1.32%)(b)	USD104	99,450
HSBC Holdings PLC
2.21%, 08/17/29, (1-day SOFR + 1.29%)(b)	USD200	189,682
5.21%, 08/11/28, (1-day SOFR + 2.61%)(b)	USD200	201,618
5.73%, 05/17/32, (1-day SOFR + 1.52%)(b)	USD220	227,913
6.16%, 03/09/29, (1-day SOFR + 1.97%)(b)	USD200	205,599
6.50%, 09/15/37	USD168	180,228
Intesa Sanpaolo SpA, 6.50%, 03/14/29, (1-year GBP Swap + 2.59%)(b)(c)	GBP150	208,781
JPMorgan Chase & Co.
1.76%, 11/19/31, (3-mo. CME Term SOFR + 1.11%)(b)	USD93	81,904
3.16%, 04/22/42, (3-mo. CME Term SOFR + 1.46%)(b)	USD260	196,406
4.03%, 07/24/48, (3-mo. CME Term SOFR + 1.72%)(b)	USD107	84,432
4.51%, 10/22/28, (1-day SOFR + 0.86%)(b)	USD100	100,115
4.62%, 04/23/32, (1-day SOFR + 0.99%)(b)	USD47	46,775
5.15%, 04/23/37, (1-day SOFR + 1.26%)(b)	USD20	19,880
5.35%, 06/01/34, (1-day SOFR + 1.85%)(b)	USD237	241,909
5.58%, 07/23/36, (1-day SOFR + 1.64%)(b)	USD118	119,709
5.77%, 04/22/35, (1-day SOFR + 1.49%)(b)	USD298	310,645
6.25%, 10/23/34, (1-day SOFR + 1.81%)(b)	USD180	193,056
Keybank National Association, 5.00%, 01/26/33	USD250	247,563
Lloyds Banking Group PLC, 5.09%, 11/26/28, (1-year CMT + 0.85%)(b)	USD223	224,932
M&T Bank Corp., 5.40%, 07/30/35, (5-year CMT + 1.43%)(b)	USD98	98,089
Macquarie Bank Ltd., 5.31%, 08/20/36, (3-month BB Swap + 1.32%)(b)	AUD400	286,900
Mitsubishi UFJ Financial Group, Inc.
5.02%, 07/20/28, (1-year CMT + 1.95%)(b)	USD200	201,281
5.47%, 09/13/33, (1-year CMT + 2.13%)(b)	USD200	205,536
Mizuho Financial Group, Inc., 2.20%, 07/10/31, (3-mo. CME Term SOFR + 1.77%)(b)	USD215	194,082
Morgan Stanley
3.75%, 11/07/36, (3-mo. EURIBOR + 1.12%)(b)	EUR120	136,822
4.10%, 05/22/36, (3-mo. EURIBOR + 1.55%)(b)	EUR100	117,922
4.81%, 04/16/32, (1-day SOFR Index + 1.18%)(b)	USD25	24,939
5.23%, 01/15/31, (1-day SOFR + 1.11%)(b)	USD77	78,276
5.25%, 04/21/34, (1-day SOFR + 1.87%)(b)	USD238	240,383
5.30%, 04/10/37, (1-day SOFR Index + 1.41%)(b)	USD15	14,910
5.66%, 04/17/36, (1-day SOFR + 1.76%)(b)	USD88	90,398
5.90%, 03/13/47, (1-day SOFR + 1.78%)(b)	USD47	47,087
6.38%, 07/24/42	USD395	425,574
Morgan Stanley Finance LLC,0.00%, 05/08/31(a)(b)	EUR705	827,423
NatWest Group PLC, 4.89%, 05/18/29, (3-mo. SOFR US + 2.01%)(b)	USD200	201,299
PNC Financial Services Group, Inc. (The), 5.94%, 08/18/34, (1-day SOFR + 1.95%)(b)	USD566	595,037
Royal Bank of Canada
4.24%, 08/03/27	USD35	35,036
4.50%, 08/06/29, (1-day SOFR + 0.89%)(b)	USD147	147,122
4.70%, 08/06/31, (1-day SOFR + 1.06%)(b)	USD62	61,916
Security	Par (000)	Value
Banks (continued)
Santander Holdings USA, Inc., 5.35%, 09/06/30, (1-day SOFR + 1.94%)(b)	USD111	$112,172
Standard Chartered PLC, 7.63%, (5-year CMT + 3.02%)(b)(c)(g)	USD300	314,625
State Street Corp., 4.54%, 04/24/28, (1-day SOFR + 0.95%)(b)	USD244	244,624
Sumitomo Mitsui Financial Group, Inc., 4.11%, 01/15/29	USD293	290,663
Texas Capital Bancshares, Inc.
4.00%, 05/06/31, (5-year CMT + 3.15%)(b)	USD32	31,988
5.30%, 02/27/32, (1-day SOFR + 1.94%)(b)	USD18	17,855
Toronto-Dominion Bank(The)
4.86%, 01/31/28	USD100	100,778
5.15%, 09/10/34, (5-year CMT + 1.50%)(b)	USD170	170,911
Truist Financial Corp.
5.12%, 01/26/34, (1-day SOFR + 1.85%)(b)	USD132	131,931
5.44%, 01/24/30, (1-day SOFR + 1.62%)(b)	USD69	70,604
U.S. Bancorp
4.48%, 01/26/32, (1-day SOFR + 0.87%)(b)	USD47	46,457
4.55%, 07/22/28, (1-day SOFR + 1.66%)(b)	USD19	19,030
4.84%, 02/01/34, (1-day SOFR + 1.60%)(b)	USD116	114,728
5.78%, 06/12/29, (1-day SOFR + 2.02%)(b)	USD100	102,622
UBS Group AG, Series .., 7.13%(b)(c)(g)	AUD290	204,088
United Overseas Bank Ltd., 3.00%(b)(c)(g)	SGD250	195,558
Wells Fargo & Co.
3.07%, 04/30/41, (1-day SOFR + 2.53%)(b)	USD100	75,347
3.35%, 03/02/33, (1-day SOFR + 1.50%)(b)	USD77	70,889
3.90%, 07/22/32, (3-mo. EURIBOR + 1.22%)(b)(c)	EUR200	237,400
4.61%, 04/25/53, (1-day SOFR + 2.13%)(b)	USD44	36,456
4.75%, 12/07/46	USD152	128,255
4.89%, 09/15/36, (1-day SOFR + 1.34%)(b)	USD143	139,306
5.15%, 04/23/31, (1-day SOFR + 1.50%)(b)	USD131	133,256
5.24%, 01/24/31, (1-day SOFR + 1.11%)(b)	USD67	68,300
5.39%, 04/24/34, (1-day SOFR + 2.02%)(b)	USD248	252,466
Westpac Banking Corp., 3.13%, 11/18/41	USD107	78,845
		18,186,413
Beverages — 0.2%
Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36	USD64	62,531
4.90%, 02/01/46	USD118	106,742
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 01/23/49	USD100	97,610
Coca-Cola Co.(The)
2.50%, 06/01/40	USD100	73,383
5.30%, 05/13/54	USD69	65,901
Constellation Brands, Inc., 3.60%, 02/15/28	USD100	98,550
Heineken NV, 3.51%, 05/03/34(c)	EUR110	126,735
Keurig Dr Pepper, Inc.
3.20%, 05/01/30	USD118	111,031
4.35%, 05/15/28	USD100	99,608
PepsiCo Singapore Financing I Pte. Ltd., 4.70%, 02/16/34	USD167	166,486
PepsiCo, Inc., 3.45%, 10/06/46	USD100	74,041
		1,082,618
Biotechnology — 0.2%
Amgen, Inc.
2.00%, 01/15/32	USD618	534,861
2.45%, 02/21/30	USD100	92,977
3.15%, 02/21/40	USD86	66,822
4.66%, 06/15/51	USD116	97,131
Gilead Sciences, Inc., 4.75%, 03/01/46	USD141	124,803
Royalty Pharma PLC, 2.15%, 09/02/31	USD13	11,398
		927,992

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Building Materials — 0.0%
Builders FirstSource, Inc., 5.00%, 03/01/30(a)	USD17	$16,636
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.63%, 12/15/30(a)	USD50	51,189
Quikrete Holdings, Inc., 6.38%, 03/01/32(a)	USD50	50,789
Standard Building Solutions, Inc., 6.50%, 08/15/32(a)	USD100	100,988
Standard Industries, Inc./New York, 4.75%, 01/15/28(a)	USD12	11,931
		231,533
Chemicals — 0.6%
Brenntag Finance BV, 3.38%, 10/02/31(c)	EUR200	229,564
Celanese U.S. Holdings LLC
7.05%, 11/15/30	USD50	53,671
7.38%, 07/15/32	USD100	105,978
Chemours Co.(The)
4.63%, 11/15/29(a)	USD100	95,919
5.75%, 11/15/28(a)	USD18	17,960
Dow Chemical Co.(The)
4.80%, 05/15/49	USD40	31,522
5.95%, 03/15/55	USD488	446,388
9.40%, 05/15/39	USD100	128,607
DuPont de Nemours, Inc., 4.73%, 11/15/28(a)	USD125	125,527
Ecolab, Inc., 4.30%, 06/15/28	USD31	31,055
FMC Corp., 8.45%, 11/01/55, (5-year CMT + 4.37%)(b)	USD48	31,811
Itelyum Regeneration SpA, 5.75%, 04/15/30(c)	EUR100	118,266
LYB International Finance III LLC
3.38%, 10/01/40	USD87	63,948
3.63%, 04/01/51	USD247	160,715
4.20%, 10/15/49	USD378	271,558
5.88%, 01/15/36	USD762	769,729
Methanex Corp., 5.13%, 10/15/27	USD100	100,056
NOVA Chemicals Corp., 4.25%, 05/15/29(a)	USD25	24,356
Nutrien Ltd.
2.95%, 05/13/30	USD91	85,452
4.90%, 03/27/28	USD100	100,818
Olin Corp., 5.00%, 02/01/30	USD27	26,168
Sherwin-Williams Co. (The), 4.30%, 08/15/28	USD217	216,375
		3,235,443
Commercial Services — 0.5%
Allied Universal Holdco LLC, 7.88%, 02/15/31(a)	USD24	25,173
APCOA GmbH, 6.00%, 04/15/31(c)	EUR100	117,500
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
4.75%, 04/01/28(a)	USD12	11,715
8.38%, 06/15/32(a)	USD100	100,537
BCP V Modular Services Finance II PLC, 6.50%, 07/10/31(c)	EUR100	102,892
Block, Inc., 3.50%, 06/01/31	USD100	90,813
Brink's Co. (The), 4.63%, 10/15/27(a)	USD11	10,947
DP World Ltd./United Arab Emirates, 6.85%, 07/02/37(c)	USD180	193,838
EC Finance PLC, 3.25%, 10/15/26(c)	EUR100	115,647
EquipmentShare.com, Inc., 9.00%, 05/15/28(a)	USD50	51,837
Garda World Security Corp., 8.25%, 08/01/32(a)	USD50	51,157
GEO Group, Inc. (The), 8.63%, 04/15/29	USD100	104,042
Global Payments, Inc.
4.88%, 11/15/30	USD28	27,519
5.55%, 11/15/35	USD33	31,827
Herc Holdings, Inc., 6.63%, 06/15/29(a)	USD50	51,233
ION Platform Finance SARL, 6.50%, 09/30/30(c)	EUR100	97,912
Motability Operations Group PLC, 4.13%, 02/04/38(c)	EUR160	184,978
Multiversity SpA, 7.13%, 05/17/31(c)	EUR100	121,931
PayPal Holdings, Inc., 2.85%, 10/01/29	USD169	160,216
S&P Global, Inc., 4.25%, 05/01/29	USD239	237,762
Security	Par (000)	Value
Commercial Services (continued)
Triton Container International Ltd./TAL International Container Corp., 5.15%, 02/15/33	USD100	$98,162
United Rentals North America, Inc., 3.75%, 01/15/32	USD100	92,816
Verisk Analytics, Inc., 4.45%, 03/15/31	USD25	24,656
WestConnex Finance Co. Pty Ltd.
5.94%, 04/30/32	AUD390	278,402
6.41%, 04/30/36	AUD320	228,428
Worldline SA/France, 0.88%, 06/30/27(c)	EUR100	111,629
		2,723,569
Computers — 0.5%
Amentum Holdings, Inc., 7.25%, 08/01/32(a)	USD50	51,755
Apple, Inc.
1.25%, 08/20/30	USD269	237,985
2.55%, 08/20/60	USD140	75,169
2.65%, 02/08/51	USD120	72,965
4.25%, 02/09/47	USD228	191,024
Atos SE, Series ., 9.73%, 12/18/29(c)(d)	EUR187	250,580
Dell International LLC/EMC Corp.
5.30%, 10/01/29	USD100	102,173
5.30%, 04/01/32	USD36	36,702
Gartner, Inc.
3.63%, 06/15/29(a)	USD365	343,606
4.50%, 07/01/28(a)	USD818	803,483
Hewlett Packard Enterprise Co.
4.40%, 09/25/27	USD73	72,935
4.85%, 10/15/31	USD94	93,465
International Business Machines Corp.
4.25%, 05/15/49	USD157	120,567
4.70%, 02/19/46	USD171	144,687
NCR Atleos Corp., 9.50%, 04/01/29(a)	USD100	106,386
NCR Voyix Corp., 5.00%, 10/01/28(a)	USD17	16,647
		2,720,129
Cosmetics & Personal Care — 0.1%
Estee Lauder Companies, Inc. (The), 4.38%, 05/15/28	USD100	100,048
Kenvue, Inc., 5.05%, 03/22/28	USD191	193,616
Perrigo Finance Unlimited Co., 5.38%, 09/30/32	EUR100	113,558
Procter & Gamble Co. (The), 4.05%, 05/01/30	USD200	199,429
		606,651
Diversified Financial Services — 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.30%, 01/19/34	USD225	224,696
Ally Financial, Inc., 6.99%, 06/13/29, (1-day SOFR + 3.26%)(b)	USD100	104,001
American Express Co.
4.46%, 02/10/32, (1-day SOFR + 0.87%)(b)	USD18	17,813
4.80%, 10/24/36, (1-day SOFR + 1.24%)(b)	USD65	62,964
5.04%, 05/01/34, (1-day SOFR + 1.84%)(b)	USD40	40,151
5.28%, 07/27/29, (1-day SOFR Index + 1.28%)(b)	USD190	193,500
AT&T Reign II Multi-Property Lease-Backed Pass-Through Trust, 6.09%, 12/15/44(a)	USD123	121,360
Blue Owl Finance LLC, 3.13%, 06/10/31	USD100	87,040
Brookfield Finance, Inc.
3.90%, 01/25/28	USD100	98,822
6.35%, 01/05/34	USD100	106,401
Capital One Financial Corp., 7.96%, 11/02/34, (1-day SOFR Index + 3.37%)(b)	USD232	267,614
Charles Schwab Corp. (The), 6.20%, 11/17/29, (1-day SOFR + 1.88%)(b)	USD291	303,456
Credit Acceptance Corp., 6.63%, 03/15/30(a)	USD100	99,666
Encore Capital Group, Inc., 4.25%, 06/01/28(c)	GBP100	130,519

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Flourishing Trade & Investment Ltd., 11.04%, 04/02/30(e)	USD223	$230,244
Freedom Mortgage Holdings LLC, 8.38%, 04/01/32(a)	USD100	101,386
Garfunkelux Holdco 3 SA, 9.00%, 09/01/28(c)	EUR96	113,496
GS Finance Corp.
5.95%, 01/15/31(b)	USD1,260	1,194,808
6.11%, 02/17/31(b)	USD356	346,411
7.35%, 02/17/31(b)	USD738	720,434
Intercontinental Exchange, Inc.
4.25%, 09/21/48	USD274	221,844
4.60%, 03/15/33	USD78	77,123
Jane Street Group/JSG Finance, Inc., 7.13%, 04/30/31(a)	USD50	51,839
LPL Holdings, Inc., 5.70%, 05/20/27	USD100	101,063
Mastercard, Inc., 2.95%, 06/01/29	USD325	313,570
Muangthai Capital PCL
6.88%, 09/30/28(c)	USD200	201,008
7.55%, 07/21/30(c)	USD250	253,537
Muthoot Finance Ltd., 5.75%, 08/04/30(c)	USD200	198,050
PennyMac Financial Services, Inc., 7.13%, 11/15/30(a)	USD50	50,657
Rocket Companies, Inc., 6.50%, 08/01/29(a)	USD100	101,869
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
2.88%, 10/15/26(a)	USD28	27,749
4.00%, 10/15/33(a)	USD50	45,049
Sammaan Capital Ltd., 9.70%, 07/03/27(c)	USD200	205,650
Synchrony Financial
2.88%, 10/28/31	USD87	76,449
5.15%, 03/19/29	USD235	235,578
United Wholesale Mortgage LLC, 5.50%, 04/15/29(a)	USD27	25,762
UWM Holdings LLC, 6.25%, 03/15/31(a)	USD14	12,983
Visa, Inc., 4.70%, 02/12/36	USD56	55,473
		6,820,035
Electric — 2.9%
AEP Texas, Inc.
Series E, 6.65%, 02/15/33	USD14	15,108
Series G, 4.15%, 05/01/49	USD22	16,629
AEP Transmission Co. LLC
3.15%, 09/15/49	USD47	30,851
3.75%, 12/01/47	USD24	17,822
3.80%, 06/15/49	USD6	4,412
Series N, 2.75%, 08/15/51	USD20	12,005
AES Corp. (The), 6.95%, 07/15/55, (5-year CMT + 2.89%)(b)	USD100	97,555
Alabama Power Co.
3.85%, 12/01/42	USD9	7,232
5.50%, 03/15/41	USD15	14,822
6.00%, 03/01/39	USD12	12,683
American Electric Power Co., Inc., Series C, 5.80%, 03/15/56, (5-year CMT + 2.13%)(b)	USD32	31,820
Arizona Public Service Co., 5.10%, 03/15/36	USD651	640,876
Baltimore Gas and Electric Co.
2.90%, 06/15/50	USD5	3,129
3.75%, 08/15/47	USD17	12,664
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 5.63%, 02/15/32(c)	EUR200	234,426
CenterPoint Energy Houston Electric LLC, 5.15%, 03/01/34	USD151	152,394
CenterPoint Energy, Inc., 6.70%, 05/15/55, (5-year CMT + 2.59%)(b)	USD224	228,503
Clean Renewable Power Mauritius Pte. Ltd., 4.25%, 03/25/27(c)	USD294	289,590
Security	Par (000)	Value
Electric (continued)
CMS Energy Corp., 3.75%, 12/01/50, (5-year CMT + 2.90%)(b)	USD191	$176,065
Commonwealth Edison Co., 3.80%, 10/01/42	USD356	286,346
Connecticut Light and Power Co. (The), 4.95%, 01/15/30	USD44	44,686
Consolidated Edison Co. of New York, Inc., 4.50%, 05/15/58	USD237	188,706
Constellation Energy Generation LLC
4.40%, 01/15/31	USD132	130,631
4.63%, 02/01/29(a)	USD23	22,856
Continuum Energy Aura Pte. Ltd., 9.50%, 02/24/27(c)	USD200	201,750
ContourGlobal Power Holdings SA, 4.38%, 07/31/31(c)	EUR100	113,846
Dominion Energy, Inc., Series B, 7.00%, 06/01/54, (5-year CMT + 2.51%)(b)	USD60	63,977
DTE Electric Co.
Series A, 4.85%, 03/01/36	USD35	34,221
Series B, 5.55%, 03/01/56	USD35	33,546
DTE Energy Co.
4.95%, 07/01/27	USD100	100,617
Series C, 3.40%, 06/15/29	USD138	133,416
Duke Energy Carolinas LLC
3.20%, 08/15/49	USD64	42,756
3.45%, 04/15/51	USD41	28,338
3.70%, 12/01/47	USD27	19,964
5.35%, 01/15/53	USD58	54,183
Duke Energy Corp.
3.50%, 06/15/51	USD12	8,039
3.95%, 08/15/47	USD26	19,412
Duke Energy Ohio, Inc.
2.13%, 06/01/30	USD99	90,178
5.25%, 04/01/33	USD47	48,039
5.55%, 03/15/54	USD50	47,614
Duke Energy Progress LLC
2.50%, 08/15/50	USD178	101,431
4.00%, 04/01/52	USD9	6,797
EDP SA, 1.50%, 03/14/82, (5-year EUR Swap + 1.89%)(b)(c)	EUR100	115,352
Entergy Corp., 5.88%, 06/15/56, (5-year CMT + 2.18%)(b)	USD145	145,059
Entergy Louisiana LLC, 4.95%, 01/15/45	USD206	187,247
Evergy Kansas Central, Inc., 5.90%, 11/15/33	USD60	63,387
Eversource Energy
5.45%, 03/01/28	USD100	101,494
Series A, 6.10%, 08/15/56, (5-year CMT + 2.52%)(b)	USD97	96,607
Series R, 1.65%, 08/15/30	USD100	88,111
FirstEnergy Transmission LLC
4.55%, 04/01/49(a)	USD135	111,853
4.55%, 04/01/49(c)	USD36	29,827
4.75%, 01/15/33	USD307	303,794
5.00%, 01/15/35	USD260	256,542
5.45%, 07/15/44(a)	USD46	43,585
Florida Power & Light Co.
4.95%, 06/01/35	USD109	108,881
5.69%, 03/01/40	USD322	332,820
Georgia Power Co.
4.70%, 05/15/32	USD24	24,076
4.85%, 03/15/31	USD11	11,140
4.95%, 05/17/33	USD28	28,198
Series B, 3.70%, 01/30/50	USD16	11,683
India Clean Energy Holdings, 4.50%, 04/18/27(c)	USD400	393,138
MidAmerican Energy Co.
3.15%, 04/15/50	USD36	23,935
3.65%, 08/01/48	USD8	5,859

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(c)	USD145	$143,035
MVM Energetika Zrt, 6.50%, 03/13/31(c)	USD200	209,380
National Rural Utilities Cooperative Finance Corp., 5.05%, 09/15/28	USD193	195,990
NextEra Energy Capital Holdings, Inc., 4.00%, 05/15/56, (5-year EURIBOR ICE Swap + 1.59%)(b)	EUR200	228,476
Northern States Power Co./MN, 5.35%, 11/01/39	USD200	199,469
NRG Energy, Inc.
3.63%, 02/15/31(a)	USD24	22,294
5.75%, 07/15/29(a)	USD100	99,954
7.00%, 03/15/33(a)	USD126	136,968
Ohio Power Co.
4.00%, 06/01/49	USD21	15,642
Series P, 2.60%, 04/01/30	USD57	52,897
Series R, 2.90%, 10/01/51	USD66	39,558
Oncor Electric Delivery Co. LLC, 2.70%, 11/15/51	USD76	44,437
Pacific Gas and Electric Co.
3.30%, 08/01/40	USD218	163,085
3.50%, 08/01/50	USD209	138,059
3.75%, 08/15/42	USD136	101,652
4.00%, 12/01/46	USD197	145,052
4.25%, 03/15/46	USD66	50,755
4.60%, 06/15/43	USD8	6,590
4.75%, 02/15/44	USD51	42,614
4.95%, 07/01/50	USD111	92,191
5.25%, 03/01/52	USD52	44,544
5.45%, 06/15/27	USD100	100,909
5.90%, 10/01/54	USD157	147,145
6.00%, 05/01/56	USD2,665	2,538,656
6.10%, 10/15/55	USD329	317,426
6.15%, 03/01/55	USD172	166,989
6.75%, 01/15/53	USD629	656,767
PacifiCorp
4.15%, 02/15/50	USD100	75,142
6.25%, 10/15/37	USD175	183,307
PG&E Corp.
5.25%, 07/01/30	USD368	364,307
6.85%, 09/15/56, (5-year CMT + 3.23%)(b)	USD357	356,929
7.38%, 03/15/55, (5-year CMT + 3.88%)(b)	USD333	342,510
Pinnacle West Capital Corp., 5.15%, 05/15/30	USD224	227,810
PPL Electric Utilities Corp., 4.85%, 02/15/34	USD269	268,725
Public Service Co. of Colorado, 1.88%, 06/15/31	USD34	29,709
Public Service Electric and Gas Co., 3.65%, 09/01/42	USD100	78,882
San Diego Gas & Electric Co., 4.95%, 08/15/28	USD100	101,343
San Miguel Global Power Holdings Corp., 8.38%, (5-year CMT + 7.12%)(b)(c)(g)	USD200	199,002
Sempra, 6.55%, 04/01/55, (5-year CMT + 2.14%)(b)	USD178	179,829
Sierra Pacific Power Co., 6.20%, 12/15/55, (5-year CMT + 2.55%)(b)	USD232	228,160
Southern California Edison Co.
4.00%, 04/01/47	USD100	73,830
5.63%, 02/01/36	USD35	34,931
6.20%, 09/15/55	USD100	97,962
Southern Co.(The)
4.85%, 03/15/35	USD61	59,356
5.70%, 10/15/32	USD65	67,943
Series 2025, 6.38%, 03/15/55, (5-year CMT + 2.07%)(b)	USD50	51,502
Southwestern Electric Power Co., 5.20%, 04/01/36	USD27	26,637
Union Electric Co., 5.30%, 08/01/37	USD143	144,499
Security	Par (000)	Value
Electric (continued)
Virginia Electric and Power Co.
5.70%, 08/15/53	USD122	$118,356
6.35%, 11/30/37	USD140	151,444
8.88%, 11/15/38	USD73	95,353
Vistra Operations Co. LLC
5.00%, 07/31/27(a)	USD16	15,997
6.00%, 04/15/34(a)	USD136	140,333
7.75%, 10/15/31(a)	USD100	104,873
VoltaGrid LLC, 7.38%, 11/01/30(a)	USD49	50,858
WEC Energy Group, Inc., 5.63%, 05/15/56, (5-year CMT + 1.91%)(b)	USD100	99,385
XPLR Infrastructure Operating Partners LP, 8.38%, 01/15/31(a)	USD100	106,857
		16,478,828
Electrical Components & Equipment — 0.0%
Energizer Holdings, Inc., 4.38%, 03/31/29(a)	USD18	17,316
Electronics — 0.0%
Amphenol Corp., 2.80%, 02/15/30	USD100	94,327
Sensata Technologies, Inc., 4.38%, 02/15/30(a)	USD25	24,239
		118,566
Energy - Alternate Sources — 0.0%
ReNew Pvt Ltd., 5.88%, 03/05/27(c)	USD200	199,140
Engineering & Construction — 0.0%
Cellnex Finance Co. SA, 3.88%, 01/19/36(c)	EUR100	113,480
Entertainment — 0.5%
Caesars Entertainment, Inc.
4.63%, 10/15/29(a)	USD11	10,617
7.00%, 02/15/30(a)	USD100	101,520
Churchill Downs, Inc., 6.75%, 05/01/31(a)	USD24	24,547
Discovery Global Holdings, Inc., 3.76%, 03/15/27	USD1,913	1,896,869
Light & Wonder International, Inc., 7.50%, 09/01/31(a)	USD100	104,218
Live Nation Entertainment, Inc.
3.75%, 01/15/28(a)	USD25	24,517
4.75%, 10/15/27(a)	USD12	11,964
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(a)	USD11	10,755
Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, 04/16/29(c)	USD300	267,750
Six Flags Entertainment Corp., 7.25%, 05/15/31(a)(f)	USD100	98,600
Six Flags Entertainment Corp/Canada's Wonderland Co/Millennium Operations LLC, 8.63%, 01/15/32(a)	USD12	12,200
Tabcorp Finance Pty. Ltd., 5.99%, 05/28/31(c)	AUD250	174,645
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29(a)	USD16	15,894
		2,754,096
Environmental Control — 0.1%
Biffa Group Holdings Ltd., 5.25%, 06/15/31(c)	EUR100	115,926
GFL Environmental, Inc., 4.00%, 08/01/28(a)	USD50	48,865
Republic Services, Inc., 5.00%, 11/15/29	USD144	147,000
Reworld Holding Corp., 4.88%, 12/01/29(a)	USD28	26,761
Waste Management, Inc.
1.50%, 03/15/31	USD152	132,255
4.50%, 03/15/28	USD30	30,214
		501,021
Food — 0.2%
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.50%, 03/15/29(a)	USD50	47,682
Campbell's Co. (The), 4.55%, 03/21/31	USD215	208,660
Conagra Brands, Inc., 4.85%, 11/01/28	USD173	173,328

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
Froneri Lux FinCo SARL, 4.75%, 08/01/32(c)	EUR100	$113,667
J M Smucker Co. (The), 3.38%, 12/15/27	USD100	98,506
Kraft Heinz Foods Co., 6.88%, 01/26/39	USD100	108,800
Mondelez International, Inc., 4.25%, 05/06/28	USD100	99,869
Pilgrim's Pride Corp., 4.25%, 04/15/31	USD18	17,301
Post Holdings, Inc., 4.63%, 04/15/30(a)	USD106	102,983
Sysco Corp., 5.95%, 04/01/30	USD100	104,064
		1,074,860
Gas — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp., 9.38%, 06/01/28(a)	USD6	6,156
APA Infrastructure Ltd.
6.37%, 04/28/56, (3-month BB Swap + 2.00%)(b)	AUD170	122,465
6.42%, 04/28/36	AUD250	179,122
Atmos Energy Corp., 3.00%, 06/15/27	USD100	98,703
EP Infrastructure A/S
4.13%, 02/27/33(c)	EUR100	113,932
4.38%, 01/29/34(c)	EUR125	143,898
NiSource, Inc.
3.49%, 05/15/27	USD100	99,184
5.75%, 07/15/56, (5-year CMT + 2.04%)(b)	USD149	149,027
Spire, Inc., 6.25%, 06/01/56, (5-year CMT + 2.56%)(b)	USD100	99,657
		1,012,144
Health Care - Products — 0.2%
Abbott Laboratories
4.75%, 03/15/38	USD300	289,802
5.50%, 03/15/56	USD76	73,481
Bausch & Lomb Corp., 8.38%, 10/01/28(a)	USD19	19,617
Baxter International, Inc., 1.73%, 04/01/31	USD137	115,511
GE HealthCare Technologies, Inc., 5.86%, 03/15/30	USD165	171,824
Medline Borrower LP
3.88%, 04/01/29(a)	USD27	26,232
5.25%, 10/01/29(a)	USD50	49,761
Stryker Corp., 3.65%, 03/07/28	USD100	98,810
Thermo Fisher Scientific, Inc., 4.55%, 06/15/33	USD92	90,741
		935,779
Health Care - Services — 0.5%
Centene Corp.
2.50%, 03/01/31	USD175	152,519
4.25%, 12/15/27	USD20	19,883
Charles River Laboratories International, Inc., 3.75%, 03/15/29(a)	USD6	5,738
CHS/Community Health Systems, Inc., 10.88%, 01/15/32(a)	USD80	85,919
Cigna Group(The)
2.40%, 03/15/30	USD34	31,482
4.88%, 09/15/32	USD134	134,218
6.00%, 01/15/56	USD100	99,980
DaVita, Inc., 6.88%, 09/01/32(a)	USD100	103,219
Elevance Health, Inc.
4.65%, 01/15/43	USD209	183,004
5.65%, 06/15/54	USD33	31,239
Encompass Health Corp., 4.75%, 02/01/30	USD25	24,613
Ephios Subco 3 SARL, 7.88%, 01/31/31(c)	EUR100	123,754
HCA, Inc.
4.60%, 11/15/32	USD315	307,200
5.25%, 03/01/30	USD100	101,838
5.45%, 04/01/31	USD155	159,136
5.50%, 06/15/47	USD100	91,763
5.60%, 04/01/34	USD115	117,879
5.70%, 11/15/55	USD391	363,679
6.00%, 04/01/54	USD87	83,885
6.10%, 04/01/64	USD83	80,295
Security	Par (000)	Value
Health Care - Services (continued)
6.20%, 03/01/55	USD121	$119,700
IQVIA, Inc., 6.25%, 06/01/32(a)	USD100	101,840
Mehilainen Yhtiot Oy, 5.13%, 06/30/32(c)	EUR200	235,619
Molina Healthcare, Inc., 4.38%, 06/15/28(a)	USD16	15,775
Select Medical Corp., 6.25%, 12/01/32(a)(f)	USD7	6,797
Tenet Healthcare Corp., 4.63%, 06/15/28	USD116	115,107
		2,896,081
Holding Companies - Diversified — 0.1%
Ares Capital Corp., 5.25%, 04/12/31	USD100	97,265
Ares Strategic Income Fund, 5.15%, 01/15/31(a)	USD100	95,471
Blackstone Private Credit Fund, 6.00%, 01/29/32	USD100	98,219
Blue Owl Capital Corp., 6.20%, 07/15/30(f)	USD100	99,315
Blue Owl Credit Income Corp., 5.80%, 03/15/30	USD100	97,286
Progroup AG, 5.38%, 04/15/31(c)	EUR100	118,081
		605,637
Home Builders — 0.0%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 08/01/29(a)	USD3	2,872
4.63%, 04/01/30(a)	USD10	9,521
6.88%, 08/01/33(a)	USD7	6,868
Beazer Homes USA, Inc., 7.25%, 10/15/29(f)	USD18	18,234
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30(a)	USD12	11,250
5.00%, 06/15/29(a)	USD6	5,779
Forestar Group, Inc., 5.00%, 03/01/28(a)	USD11	10,915
LGI Homes, Inc.
7.00%, 11/15/32(a)(f)	USD15	14,375
8.75%, 12/15/28(a)	USD13	13,386
Mattamy Group Corp., 4.63%, 03/01/30(a)	USD15	14,325
STL Holding Co. LLC, 8.75%, 02/15/29(a)	USD10	10,377
Taylor Morrison Communities, Inc., 5.75%, 01/15/28(a)	USD15	15,135
		133,037
Housewares — 0.0%
Newell Brands, Inc.
6.63%, 09/15/29	USD25	24,983
6.63%, 05/15/32	USD100	97,078
Scotts Miracle-Gro Co. (The), 4.38%, 02/01/32	USD25	23,327
		145,388
Insurance — 0.4%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
7.00%, 01/15/31(a)	USD50	51,030
7.38%, 10/01/32(a)	USD100	98,259
American International Group, Inc., 4.85%, 05/07/30	USD130	131,289
Aon Corp./Aon Global Holdings PLC
2.85%, 05/28/27	USD100	98,555
5.35%, 02/28/33	USD87	89,024
Ardonagh Finco Ltd., 6.88%, 02/15/31(c)	EUR100	117,500
Athene Holding Ltd., 6.88%, 06/28/55, (5-year CMT + 2.58%)(b)	USD33	32,024
Berkshire Hathaway Finance Corp., 3.85%, 03/15/52	USD100	75,445
Brown & Brown, Inc., 2.38%, 03/15/31	USD169	149,409
Chubb INA Holdings LLC, 6.00%, 05/11/37	USD16	17,070
Corebridge Financial, Inc., 6.88%, 12/15/52, (5-year CMT + 3.85%)(b)	USD200	203,001
Equitable Holdings, Inc., 6.70%, 03/28/55, (5-year CMT + 2.39%)(b)	USD50	51,280
Markel Group, Inc., 3.50%, 11/01/27	USD100	98,498
Marsh & McLennan Companies, Inc., 6.25%, 11/01/52	USD175	183,000

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
MetLife, Inc.
4.13%, 08/13/42	USD51	$42,470
10.75%, 08/01/69	USD64	83,096
Series G, 6.35%, 03/15/55, (5-year CMT + 2.08%)(b)	USD178	182,212
Panther Escrow Issuer LLC, 7.13%, 06/01/31(a)	USD100	100,468
Prudential Financial, Inc.
3.70%, 10/01/50, (5-year CMT + 3.04%)(b)	USD162	149,416
4.50%, 09/15/47, (3-mo. SOFR US + 2.64%)(b)	USD417	408,549
6.50%, 03/15/54, (5-year CMT + 2.40%)(b)	USD11	11,327
Travelers Companies, Inc. (The), 5.35%, 11/01/40	USD93	92,332
Willis North America, Inc., 4.65%, 06/15/27	USD100	100,236
		2,565,490
Internet — 1.3%
Alphabet, Inc.
4.10%, 11/15/30	USD610	604,807
4.10%, 02/15/31	USD37	36,566
4.80%, 02/15/36	USD114	112,841
5.45%, 11/15/55	USD30	28,696
5.50%, 02/15/46	USD61	59,987
5.65%, 02/15/56	USD394	386,446
5.70%, 11/15/75	USD344	329,223
5.75%, 02/15/66	USD566	550,679
Amazon.com, Inc.
3.95%, 04/13/52	USD243	184,389
4.10%, 11/20/30	USD100	98,623
4.10%, 04/13/62	USD100	73,773
4.25%, 03/13/31	USD130	128,728
4.85%, 03/16/64	EUR100	116,414
4.88%, 03/13/36	USD90	88,680
5.45%, 11/20/55	USD200	188,880
5.65%, 03/13/46	USD55	54,241
5.80%, 03/13/56	USD85	83,660
5.95%, 03/13/66	USD890	877,839
6.05%, 03/13/76	USD55	54,175
AppLovin Corp.
5.13%, 12/01/29	USD323	325,578
5.38%, 12/01/31	USD561	566,561
5.95%, 12/01/54	USD276	253,178
Beignet Investor LLC, 6.58%, 05/30/49(a)	USD845	872,666
Cogent Communications Group LLC/Cogent Finance, Inc., 6.50%, 07/01/32(a)(f)	USD100	92,735
ION Platform Finance U.S., Inc./ION Platform Finance SARL, 9.50%, 05/30/29(a)	USD100	93,508
Match Group Holdings II LLC, 4.63%, 06/01/28(a)	USD26	25,666
Meta Platforms, Inc.
4.65%, 08/15/62	USD121	91,713
4.88%, 11/15/35	USD135	131,572
5.40%, 08/15/54	USD176	156,426
5.50%, 11/15/45	USD100	92,912
Rakuten Group, Inc.
4.25%, (5-year EUR Swap + 4.74%)(b)(c)(g)	EUR400	458,327
9.75%, 04/15/29(c)	USD200	219,402
Uber Technologies, Inc., 4.30%, 01/15/30	USD100	99,207
		7,538,098
Iron & Steel — 0.1%
Cleveland-Cliffs, Inc.
7.00%, 03/15/32(a)	USD50	49,969
7.50%, 09/15/31(a)	USD23	23,487
Mineral Resources Ltd., 9.25%, 10/01/28(a)	USD16	16,606
Samarco Mineracao SA
9.50%, 06/30/31, (4.00% Cash + 5.00% PIK)(c)(h)	USD184	184,007
Security	Par (000)	Value
Iron & Steel (continued)
9.50%, 06/30/31, (4.00% Cash and 5.00% PIK)(a)(h)	USD0	$156
Vale Overseas Ltd., 6.40%, 06/28/54	USD8	8,190
		282,415
Leisure Time — 0.0%
Carnival Corp., 5.75%, 08/01/32(a)	USD11	11,055
NCL Corp. Ltd., 6.75%, 02/01/32(a)	USD100	99,509
Viking Cruises Ltd., 7.00%, 02/15/29(a)	USD24	24,065
		134,629
Lodging — 0.3%
Boyd Gaming Corp., 4.75%, 06/15/31(a)	USD23	22,167
Essendi SA, 5.63%, 05/15/32(c)	EUR100	116,739
Fortune Star BVI Ltd., 5.88%, 11/20/30(c)	EUR255	284,915
Full House Resorts, Inc., 8.25%, 02/15/28(a)	USD5	4,740
Hilton Domestic Operating Co., Inc.
3.63%, 02/15/32(a)	USD25	22,887
4.00%, 05/01/31(a)	USD25	23,676
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 4.88%, 07/01/31(a)	USD18	16,657
Marriott International, Inc./MD, 5.10%, 05/01/38	USD72	69,053
Melco Resorts Finance Ltd., 5.75%, 07/21/28(c)	USD400	397,222
MGM Resorts International, 4.75%, 10/15/28	USD16	15,846
Station Casinos LLC, 4.50%, 02/15/28(a)	USD25	24,611
Studio City Finance Ltd.
5.00%, 01/15/29(c)	USD200	190,690
6.50%, 01/15/28(c)	USD200	198,904
Wynn Macau Ltd., 5.63%, 08/26/28(a)	USD200	198,828
		1,586,935
Machinery — 0.1%
Caterpillar Financial Services Corp.
4.38%, 08/16/29	USD136	136,491
4.40%, 03/03/28	USD200	200,869
Columbus McKinnon Corp/NY, 7.13%, 02/01/33(a)	USD4	4,023
Deere & Co., 5.38%, 10/16/29	USD331	343,088
John Deere Capital Corp.
2.80%, 09/08/27	USD100	98,386
Series I, 3.90%, 03/09/29	USD38	37,697
Vertiv Holdings Co., 4.85%, 03/15/36	USD15	14,602
		835,156
Manufacturing — 0.1%
3M Co.
2.88%, 10/15/27	USD200	196,228
4.80%, 03/15/30	USD61	61,630
Maxam Prill SARL, 6.00%, 07/15/30(c)	EUR100	118,522
Parker-Hannifin Corp., 4.25%, 09/15/27	USD100	100,014
Textron, Inc., 3.38%, 03/01/28	USD46	45,158
		521,552
Media — 0.6%
AMC Global Media, Inc., 4.25%, 02/15/29(f)	USD18	15,807
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31(a)	USD35	31,789
4.25%, 01/15/34(a)(f)	USD172	144,266
4.50%, 08/15/30(a)	USD100	93,276
4.50%, 05/01/32	USD68	59,715
5.13%, 05/01/27(a)	USD31	30,966
7.00%, 02/01/33(a)	USD2	1,971
Charter Communications Operating LLC/Charter Communications Operating Capital
3.90%, 06/01/52	USD33	20,745
4.40%, 12/01/61	USD216	137,907
5.25%, 04/01/53(f)	USD127	98,443
5.38%, 05/01/47	USD56	44,764

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
Comcast Corp.
2.99%, 11/01/63	USD63	$33,152
3.97%, 11/01/47	USD100	73,387
4.95%, 05/15/32	USD100	100,713
5.65%, 06/01/54	USD116	105,957
6.05%, 05/15/55	USD126	123,818
6.95%, 08/15/37	USD129	144,244
Directv Financing LLC, 8.88%, 02/01/30(a)	USD14	14,259
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
5.88%, 08/15/27(a)	USD13	13,010
10.00%, 02/15/31(a)	USD100	104,049
Discovery Communications LLC
3.95%, 03/20/28	USD803	789,935
5.00%, 09/20/37	USD100	76,000
6.35%, 06/01/40	USD100	79,009
Gray Media, Inc., 10.50%, 07/15/29(a)	USD25	26,542
Grupo Televisa SAB, 6.63%, 01/15/40	USD2	1,737
Nexstar Media, Inc., 4.75%, 11/01/28(a)	USD26	25,617
Paramount Global, 6.25%, 02/28/57, (3-mo. SOFR US + 4.16%)(b)	USD100	71,442
Sirius XM Radio LLC, 3.88%, 09/01/31(a)	USD100	90,525
Univision Communications, Inc.
8.88%, 04/15/33(a)	USD17	17,093
9.38%, 08/01/32(a)	USD100	103,485
Versant Media Group, Inc., 7.25%, 01/30/31(a)	USD6	6,230
VZ Secured Financing BV
5.00%, 01/15/32(a)	USD200	175,254
5.25%, 01/15/33(c)	EUR100	111,468
Ziggo Bond Co. BV
3.38%, 02/28/30(c)	EUR100	102,265
6.13%, 11/15/32(c)	EUR100	104,647
		3,173,487
Mining — 0.1%
Fortescue Treasury Pty Ltd., 4.50%, 09/15/27(a)	USD16	15,875
Glencore Funding LLC
2.85%, 04/27/31(a)	USD21	19,137
4.88%, 03/12/29(a)	USD146	146,949
Rio Tinto Finance USA PLC, 5.00%, 03/09/33	USD90	91,326
Vedanta Resources Finance II PLC, 10.88%, 09/17/29(c)	USD300	318,375
Volcan Cia Minera SAA, 8.50%, 10/28/32(a)	USD2	2,057
		593,719
Mortgage-Backed Securities — 0.0%
Resurgent Trade & Investment Ltd., 9.52%, 12/01/27(e)	USD225	225,563
Office & Business Equipment — 0.0%
Xerox Corp., 10.25%, 10/15/30(a)	USD25	20,875
Oil & Gas — 3.5%
Antero Resources Corp., 5.38%, 03/01/30(a)	USD1,157	1,164,002
APA Corp., Series ., 5.25%, 02/01/42	USD5	4,278
BP Capital Markets America, Inc., 3.00%, 02/24/50	USD170	109,593
California Resources Corp., 7.00%, 01/15/34(a)	USD14	14,286
Chevron USA, Inc., 4.69%, 04/15/30	USD154	155,945
CNX Resources Corp., 7.25%, 03/01/32(a)	USD72	75,012
Comstock Resources, Inc. 6.75%, 03/01/29(a)	USD40	39,935
ConocoPhillips Co., 4.03%, 03/15/62	USD100	72,044
Crescent Energy Finance LLC
7.38%, 01/15/33(a)	USD54	55,266
9.75%, 10/15/30(a)(f)	USD25	26,719
CVR Energy, Inc., 7.50%, 02/15/31(a)	USD19	19,242
Diamondback Energy, Inc.
3.13%, 03/24/31	USD877	819,809
3.25%, 12/01/26	USD421	418,833
Security	Par (000)	Value
Oil & Gas (continued)
3.50%, 12/01/29	USD586	$566,520
5.20%, 04/18/27	USD30	30,257
5.75%, 04/18/54	USD262	251,389
5.90%, 04/18/64	USD551	531,536
6.25%, 03/15/33	USD187	200,498
Ecopetrol SA, 8.88%, 01/13/33	USD6	6,442
EQT Corp.
3.13%, 05/15/26(a)	USD31	30,976
3.63%, 05/15/31(a)	USD493	463,818
3.90%, 10/01/27	USD173	171,242
4.50%, 01/15/29	USD205	203,511
4.75%, 01/15/31	USD1,978	1,968,627
5.00%, 01/15/29	USD198	199,370
5.50%, 07/15/28	USD278	280,952
5.70%, 04/01/28	USD75	76,442
5.75%, 02/01/34	USD3,750	3,882,229
7.00%, 02/01/30	USD864	923,382
7.50%, 06/01/30	USD493	535,440
Expand Energy Corp.
4.75%, 02/01/32	USD475	465,721
5.38%, 03/15/30	USD765	772,905
5.70%, 01/15/35	USD1,452	1,480,909
Exxon Mobil Corp.
3.00%, 08/16/39	USD60	47,797
3.45%, 04/15/51	USD81	57,658
Granite Ridge Resources, Inc., 8.88%, 11/05/29(a)	USD123	119,674
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00%, 02/01/31(a)	USD16	15,813
6.88%, 05/15/34(a)	USD100	100,497
Infinity Natural Resources LLC, 7.63%, 04/01/31(a)	USD18	18,304
Matador Resources Co., 6.50%, 04/15/32(a)	USD50	51,058
Medco Laurel Tree Pte. Ltd., 6.95%, 11/12/28(c)	USD200	200,541
Northern Oil & Gas, Inc.
7.88%, 10/15/33(a)	USD11	11,400
8.75%, 06/15/31(a)	USD25	26,106
Occidental Petroleum Corp., 7.95%, 06/15/39	USD200	236,286
Permian Resources Operating LLC, 7.00%, 01/15/32(a)	USD100	104,022
Petroleos de Venezuela SA, 6.00%, 11/15/26(c)(i)(j)	USD16	6,240
Petroleos Mexicanos
5.35%, 02/12/28	USD11	10,981
5.95%, 01/28/31	USD44	43,065
6.49%, 01/23/27(f)	USD24	24,156
6.50%, 01/23/29	USD116	118,262
6.70%, 02/16/32	USD10	10,035
8.75%, 06/02/29	USD359	384,903
Phillips 66 Co., Series A, 5.88%, 03/15/56, (5-year CMT + 2.28%)(b)	USD120	119,611
Raizen Fuels Finance SA, 6.25%, 07/08/32(a)(i)(j)	USD203	111,143
SM Energy Co, 5.00%, 10/15/26(a)	USD31	30,975
SM Energy Co.
6.63%, 01/15/27	USD15	15,001
8.63%, 11/01/30(a)	USD4	4,231
Sunoco LP
6.25%, 07/01/33(a)	USD100	102,202
7.00%, 05/01/29(a)	USD50	51,633
7.88%, (5-year CMT + 4.23%)(a)(b)(g)	USD14	14,498
Thaioil Treasury Center Co. Ltd., 6.10%(b)(c)(g)	USD300	293,250
TotalEnergies Capital International SA, 3.39%, 06/29/60	USD67	43,193
TotalEnergies Capital USA LLC, 4.57%, 01/13/33	USD193	190,856
TotalEnergies SE, Series ., 2.00%, (5-year EUR Swap + 1.90%)(b)(c)(g)	EUR200	231,816

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Transocean International Ltd., 8.25%, 05/15/29(a)	USD6	$6,230
Valaris Ltd., 8.38%, 04/30/30(a)	USD100	104,277
Valero Energy Corp., 5.15%, 03/10/36	USD40	39,384
Viper Energy Partners LLC
4.90%, 08/01/30	USD443	442,751
5.70%, 08/01/35	USD696	706,564
		20,111,543
Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
3.81%, 03/11/34	EUR120	140,374
5.00%, 06/15/36	USD80	78,730
5.85%, 06/15/56	USD80	78,966
Deepocean Ltd., 6.00%, 04/08/31(c)	EUR100	120,020
Halliburton Co., 4.75%, 08/01/43	USD43	37,872
OEG Finance PLC, 7.25%, 09/27/29(c)	EUR100	122,261
USA Compression Partners LP/USA Compression Finance Corp., 6.25%, 10/01/33(a)	USD5	5,045
		583,268
Packaging & Containers — 0.0%
Ardagh Group SA, 9.50%, 12/01/30(c)	USD65	68,925
Ball Corp., 2.88%, 08/15/30	USD6	5,458
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/29(a)	USD50	49,214
8.75%, 04/15/30(a)	USD7	6,351
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/30(a)	USD25	25,279
9.25%, 04/15/30(a)	USD37	35,263
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/31(a)	USD24	22,936
		213,426
Pharmaceuticals — 0.8%
AbbVie, Inc.
3.20%, 11/21/29	USD100	96,229
4.25%, 11/14/28	USD100	100,189
4.30%, 05/14/36	USD47	44,451
4.70%, 05/14/45	USD200	176,970
5.40%, 03/15/54	USD100	94,905
Astrazeneca Finance LLC, 4.90%, 03/03/30	USD213	217,139
Bayer AG, 5.38%, 03/25/82, (5-year EUR Swap + 4.46%)(b)(c)	EUR100	118,892
Becton Dickinson & Co., 2.82%, 05/20/30	USD59	55,193
Bristol-Myers Squibb Co.
4.35%, 11/15/47	USD97	80,055
4.55%, 02/20/48	USD42	35,531
5.55%, 02/22/54	USD114	109,442
5.90%, 11/15/33	USD150	160,691
Cardinal Health, Inc., 3.41%, 06/15/27	USD100	98,973
Cencora, Inc., 4.60%, 02/13/33	USD22	21,639
CVS Health Corp.
4.78%, 03/25/38	USD71	65,795
5.00%, 01/30/29	USD100	101,244
5.30%, 06/01/33	USD134	135,789
6.20%, 09/15/55	USD104	103,501
Dolcetto Holdco SpA, 5.63%, 07/14/32(c)	EUR200	234,568
Eli Lilly & Co.
4.20%, 08/14/29	USD189	188,841
5.10%, 02/09/64	USD18	16,115
5.50%, 02/12/55	USD128	124,599
Johnson & Johnson
3.40%, 01/15/38	USD45	38,985
6.95%, 09/01/29	USD197	215,146
McKesson Corp., 3.95%, 02/16/28	USD100	99,331
Merck & Co., Inc.
3.70%, 02/10/45	USD20	15,485
Security	Par (000)	Value
Pharmaceuticals (continued)
6.55%, 09/15/37	USD368	$412,812
Nidda Healthcare Holding GmbH, 5.23%, 10/15/32, (3-mo. EURIBOR + 3.25%)(b)(c)	EUR100	117,541
Novartis Capital Corp., 4.40%, 05/06/44	USD373	326,218
Pfizer Investment Enterprises Pte. Ltd.
4.65%, 05/19/30	USD343	345,527
5.30%, 05/19/53	USD85	78,744
Pfizer, Inc., 7.20%, 03/15/39	USD123	143,733
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26	USD100	99,125
Wyeth LLC, 6.50%, 02/01/34	USD69	76,216
		4,349,614
Pipelines — 0.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 06/15/29(a)	USD6	5,994
Cameron LNG LLC
3.30%, 01/15/35(a)	USD100	87,376
3.40%, 01/15/38(a)	USD226	197,150
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/39	USD220	186,244
Cheniere Energy Partners LP, 3.25%, 01/31/32	USD161	147,355
Cheniere Energy, Inc., 5.65%, 04/15/34	USD58	59,750
DT Midstream, Inc., 4.13%, 06/15/29(a)	USD17	16,645
Enbridge Energy Partners LP, Series B, 7.50%, 04/15/38	USD106	122,916
Enbridge, Inc., 5.30%, 04/05/29	USD100	102,122
Energy Transfer LP, 7.50%, 07/01/38	USD518	598,260
Enterprise Products Operating LLC
4.95%, 10/15/54	USD82	72,334
5.95%, 02/01/41	USD105	110,067
Series E, 5.25%, 08/16/77, (3-mo. CME Term SOFR + 3.29%)(b)	USD126	125,686
Genesis Energy LP/Genesis Energy Finance Corp., 8.00%, 05/15/33	USD100	105,274
Global Partners LP/GLP Finance Corp., 8.25%, 01/15/32(a)	USD25	26,246
Hess Midstream Operations LP, 4.25%, 02/15/30(a)	USD50	48,493
Kinder Morgan Energy Partners LP
4.70%, 11/01/42	USD150	130,998
6.50%, 02/01/37	USD111	120,597
MPLX LP
4.50%, 04/15/38	USD34	30,690
5.50%, 06/01/34	USD191	193,335
6.10%, 04/01/56	USD27	26,238
NuStar Logistics LP, 6.38%, 10/01/30	USD50	51,976
ONEOK, Inc.
5.45%, 06/01/47	USD79	71,478
6.05%, 09/01/33	USD49	51,542
6.50%, 09/01/30(a)	USD5	5,281
7.15%, 01/15/51	USD100	108,777
Plains All American Pipeline LP, 5.95%, 06/15/35	USD175	180,462
Rockies Express Pipeline LLC, 4.95%, 07/15/29(a)	USD6	5,918
Sabine Pass Liquefaction LLC, 5.90%, 09/15/37	USD123	127,778
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 7.38%, 02/15/29(a)	USD25	25,756
Targa Resources Corp., 4.20%, 02/01/33	USD92	87,397
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.50%, 03/01/30	USD258	261,098
Venture Global Calcasieu Pass LLC, 3.88%, 08/15/29(a)	USD17	16,285
Venture Global LNG, Inc.
8.13%, 06/01/28(a)	USD23	23,534
8.38%, 06/01/31(a)	USD26	27,109
9.00%, (5-year CMT + 5.44%)(a)(b)(g)	USD15	14,836

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Venture Global Plaquemines LNG LLC, 6.50%, 06/15/34(a)	USD100	$104,643
Western Midstream Operating LP, 5.30%, 03/01/48	USD12	10,206
Williams Companies, Inc. (The), 3.50%, 10/15/51	USD322	219,195
		3,907,041
Real Estate — 0.2%
Adler Financing SARL, Series 1L, 8.25%, 12/31/28, (8.25% PIK)(h)	EUR70	93,215
alstria SARL, 5.50%, 03/20/31(c)	EUR100	116,593
Aroundtown Finance SARL, 5.25%, (5-year EURIBOR ICE Swap + 3.43%)(b)(c)(g)	EUR100	111,098
Five Point Operating Co. LP, 8.00%, 10/01/30(a)	USD3	3,076
GLP Pte. Ltd., 9.75%, 05/20/28(c)	USD200	157,100
Grand City Properties SA, 1.50%, (5-year EURIBOR ICE Swap + 2.18%)(b)(c)(g)	EUR200	233,828
New Immo Holding SA
4.95%, 11/14/30(c)	EUR100	116,013
5.50%, 04/23/31(c)	EUR100	116,922
Vicinity Centres Trust, 5.84%, 03/03/36(c)	AUD280	193,718
Vivion Investments SARL
5.63%, 06/08/30(c)	EUR100	112,217
6.50%, 02/28/29, (6.50% PIK)(c)(h)	EUR101	118,722
		1,372,502
Real Estate Investment Trusts — 0.8%
Alexandria Real Estate Equities, Inc.
4.50%, 07/30/29	USD185	183,506
4.90%, 12/15/30	USD84	83,978
American Tower Corp., 5.35%, 03/15/35	USD240	241,545
AvalonBay Communities, Inc., 2.45%, 01/15/31	USD100	91,234
Boston Properties LP, 2.90%, 03/15/30	USD155	144,472
Crown Castle, Inc.
2.50%, 07/15/31	USD18	15,948
4.90%, 09/01/29	USD41	41,192
5.00%, 01/11/28	USD202	203,555
Equinix Europe 2 Financing Corp. LLC, 4.70%, 03/15/33	USD72	70,524
Equinix, Inc.
2.50%, 05/15/31	USD142	127,298
3.90%, 04/15/32	USD64	60,727
ERP Operating LP, 3.00%, 07/01/29	USD396	379,662
Essex Portfolio LP, 3.63%, 05/01/27	USD100	99,265
Extra Space Storage LP
2.20%, 10/15/30	USD7	6,272
4.00%, 06/15/29	USD31	30,499
5.50%, 07/01/30	USD91	93,364
GLP Capital LP/GLP Financing II, Inc.
3.25%, 01/15/32	USD19	17,027
4.00%, 01/15/31	USD20	18,957
5.25%, 02/15/33	USD75	73,763
5.30%, 01/15/29	USD163	164,301
Iron Mountain, Inc.
4.50%, 02/15/31(a)	USD117	112,434
4.75%, 01/15/34(c)	EUR100	113,582
MPT Operating Partnership LP/MPT Finance Corp., 7.00%, 02/15/32(c)	EUR100	118,528
NNN REIT, Inc., 4.30%, 10/15/28	USD123	122,504
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 4.88%, 05/15/29(a)	USD15	14,591
Prologis LP
4.88%, 06/15/28	USD100	101,175
5.13%, 01/15/34	USD103	104,011
Public Storage Operating Co., 3.09%, 09/15/27	USD100	98,526
Realty Income Corp.
3.95%, 08/15/27	USD100	99,584
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.50%, 02/01/33	USD109	$106,579
Regency Centers LP, 4.50%, 03/15/33	USD20	19,496
RHP Hotel Properties LP/RHP Finance Corp., 4.50%, 02/15/29(a)	USD100	98,308
SBA Communications Corp., 3.88%, 02/15/27	USD100	99,380
Service Properties Trust
0.00%, 09/30/28(a)(k)	USD22	20,214
4.95%, 10/01/29(f)	USD19	17,855
8.88%, 06/15/32	USD40	41,048
Simon Property Group LP, 2.20%, 02/01/31	USD196	176,364
Starwood Property Trust, Inc., 7.25%, 04/01/29(a)	USD25	25,906
Store Capital LLC, 5.40%, 04/30/30	USD10	10,106
Trust 2401, 7.70%, 01/23/32(a)	USD200	217,576
VICI Properties LP/VICI Note Co., Inc., 3.88%, 02/15/29(a)	USD469	456,574
Welltower OP LLC, 2.80%, 06/01/31	USD100	91,859
XHR LP, 4.88%, 06/01/29(a)	USD2	1,963
		4,415,252
Retail — 0.3%
Bath & Body Works, Inc., 6.63%, 10/01/30(a)	USD17	17,228
Boots Group Finco LP, 7.38%, 08/31/32(c)	GBP100	138,379
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc.
3.50%, 02/15/29(a)	USD25	24,088
4.00%, 10/15/30(a)	USD50	47,568
CD&R Firefly Bidco PLC, 8.63%, 04/30/29(c)	GBP200	280,248
Costco Wholesale Corp., 1.60%, 04/20/30	USD100	90,586
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 01/15/30(a)(f)	USD100	96,894
FirstCash, Inc., 5.63%, 01/01/30(a)	USD17	16,918
Goldstory SAS, 6.75%, 02/01/30(c)	EUR100	116,852
Lowe's Companies, Inc.
1.70%, 10/15/30	USD217	192,086
3.70%, 04/15/46	USD81	59,967
4.50%, 10/15/32	USD87	85,479
5.63%, 04/15/53	USD32	30,305
McDonald's Corp., 3.63%, 05/01/43	USD358	276,505
Nordstrom, Inc., 4.25%, 08/01/31	USD25	23,013
Target Corp., 5.25%, 02/15/36(f)	USD123	125,345
Walmart, Inc.
4.35%, 04/28/30	USD35	35,296
6.50%, 08/15/37	USD60	68,601
Yum! Brands, Inc., 4.75%, 01/15/30(a)	USD29	28,718
		1,754,076
Semiconductors — 0.3%
Broadcom, Inc.
2.45%, 02/15/31	USD18	16,396
4.80%, 10/15/34	USD256	252,602
5.15%, 11/15/31	USD211	215,996
5.20%, 04/15/32	USD138	141,488
Entegris, Inc., 4.38%, 04/15/28(a)	USD12	11,829
Intel Corp.
4.10%, 05/19/46	USD150	115,666
4.95%, 03/25/60	USD128	104,667
5.13%, 02/10/30	USD45	45,728
KLA Corp., 4.10%, 03/15/29	USD100	99,485
NXP BV/NXP Funding LLC, 5.55%, 12/01/28	USD40	40,917
NXP BV/NXP Funding LLC/NXP USA, Inc., 4.40%, 06/01/27	USD100	100,088
QUALCOMM, Inc., 4.75%, 05/20/32	USD468	471,330
Texas Instruments, Inc., 4.50%, 05/23/30	USD30	30,164
		1,646,356
Software — 1.2%
Cloud Software Group, Inc.
6.50%, 03/31/29(a)	USD59	57,446
9.00%, 09/30/29(a)	USD107	105,062

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
CoreWeave, Inc.
9.25%, 06/01/30(a)	USD20	$20,252
9.75%, 10/01/31(a)	USD127	127,735
Fidelity National Information Services, Inc.
4.55%, 03/10/29	USD135	134,473
4.80%, 03/10/31	USD15	14,920
Fiserv, Inc., 4.20%, 10/01/28	USD285	281,912
Microsoft Corp.
2.68%, 06/01/60	USD161	88,630
2.92%, 03/17/52	USD263	167,311
3.04%, 03/17/62	USD264	158,085
5.30%, 02/08/41	USD135	137,963
MSCI, Inc.
3.63%, 09/01/30(a)	USD254	240,452
3.88%, 02/15/31(a)	USD145	137,695
5.15%, 03/15/36	USD115	111,406
5.25%, 09/01/35	USD61	60,036
OAK-Eagle Acquireco, Inc., 7.25%, 07/01/33(a)	USD24	24,730
Open Text Corp., 3.88%, 02/15/28(a)	USD25	24,189
Oracle Corp.
3.90%, 05/15/35	USD145	122,741
4.10%, 03/25/61	USD124	75,134
4.80%, 09/26/32	USD100	95,086
4.95%, 02/04/31	USD75	73,364
5.50%, 09/27/64	USD122	92,815
5.55%, 02/06/53	USD280	222,731
5.95%, 09/26/55	USD700	586,340
6.10%, 09/26/65	USD257	212,313
6.13%, 08/03/65	USD139	115,887
6.55%, 02/04/46	USD244	226,919
6.70%, 02/04/56	USD273	251,597
6.85%, 02/04/66	USD927	851,720
Salesforce, Inc.
4.50%, 03/15/28	USD374	374,351
5.20%, 03/15/33	USD772	770,620
5.55%, 03/15/36	USD412	410,862
6.40%, 03/15/46	USD147	146,925
6.55%, 03/15/56	USD47	46,670
6.70%, 03/15/66	USD47	47,192
Synopsys, Inc., 4.65%, 04/01/28	USD221	222,320
		6,837,884
Telecommunications — 1.1%
APLD ComputeCo LLC, 9.25%, 12/15/30(a)	USD100	107,488
AT&T, Inc.
2.55%, 12/01/33	USD163	137,814
3.65%, 09/15/59	USD65	41,561
3.80%, 12/01/57	USD145	96,653
3.85%, 06/01/60	USD61	40,633
4.50%, 05/15/35	USD35	33,143
4.50%, 03/09/48	USD13	10,404
5.45%, 03/01/47	USD110	101,066
5.85%, 04/30/46	USD79	76,219
6.05%, 08/15/56	USD114	110,915
6.20%, 10/30/56	USD105	104,014
6.30%, 10/30/66	USD340	335,356
British Telecommunications PLC, 8.38%, 12/20/83, (5-year UK Government Bond + 3.82%)(b)(c)	GBP200	286,097
Cas Capital No. 2 Ltd., 6.25%, (5-year CMT + 2.53%)(b)(c)(g)	USD200	200,750
Cipher Compute LLC, 7.13%, 11/15/30(a)	USD6	6,219
Cisco Systems, Inc.
4.55%, 02/24/28	USD178	179,592
5.90%, 02/15/39	USD19	20,101
Fibercop SpA, 5.38%, 04/15/31(c)	EUR100	118,914
Security	Par (000)	Value
Telecommunications (continued)
Frontier Communications Holdings LLC
5.00%, 05/01/28(a)	USD110	$110,000
5.88%, 11/01/29	USD65	65,347
Level 3 Financing, Inc.
6.88%, 06/30/33(a)	USD50	51,602
7.00%, 03/31/34(a)	USD24	24,893
8.50%, 01/15/36(a)	USD30	32,130
Meridian Arc Holdco LLC, 6.25%, 04/30/31(a)	USD112	111,975
Motorola Solutions, Inc., 5.60%, 06/01/32	USD73	75,602
RD Michigan Property Owner I LLC, 7.50%, 03/30/45(a)	USD737	736,852
Rogers Communications, Inc.
7.00%, 04/15/55, (5-year CMT + 2.65%)(b)	USD100	102,069
7.50%, 08/15/38	USD145	165,123
SoftBank Group Corp.
6.38%, 04/22/30(c)	EUR100	118,353
Series ., 6.38%, 07/10/33(c)	EUR200	228,914
SV RNO Property Owner 1 LLC, 5.88%, 03/01/31(a)	USD42	41,208
Telecom Argentina SA, 9.25%, 05/28/33(a)	USD5	4,774
Telefonica Emisiones SA, 7.05%, 06/20/36	USD63	69,520
Telefonica Europe BV, 8.25%, 09/15/30	USD180	203,717
T-Mobile USA, Inc.
2.70%, 03/15/32	USD22	19,589
3.60%, 11/15/60	USD314	202,044
5.80%, 09/15/62	USD163	155,311
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 4.75%, 04/15/28(a)	USD100	99,616
Verizon Communications, Inc.
3.55%, 03/22/51	USD46	32,048
4.52%, 09/15/48	USD250	204,641
4.75%, 01/15/33	USD103	101,644
4.78%, 02/15/35	USD112	108,677
4.81%, 03/15/39	USD300	279,340
7.75%, 12/01/30	USD104	117,103
Viasat, Inc., 5.63%, 04/15/27(a)	USD50	49,880
Vmed O2 U.K. Financing I PLC
4.25%, 01/31/31(a)	USD200	172,184
5.63%, 04/15/32(c)	EUR100	111,364
Vodafone Group PLC, 5.25%, 05/30/48	USD127	114,950
Windstream Services LLC, 7.50%, 10/15/33(a)	USD5	5,264
WOM Mobile SA, 11.00%, 04/01/31, (12.50% PIK)(a)(h)	USD17	17,688
Zegona Finance PLC, 8.63%, 07/15/29(a)	USD200	209,215
		6,149,576
Transportation — 0.3%
Burlington Northern Santa Fe LLC
4.45%, 03/15/43	USD110	96,115
5.50%, 03/15/55	USD44	42,395
6.20%, 08/15/36	USD55	59,897
Canadian Pacific Railway Co.
2.05%, 03/05/30	USD70	64,104
4.00%, 06/01/28	USD256	254,291
4.80%, 09/15/35	USD16	15,816
CSX Corp.
2.40%, 02/15/30	USD100	93,111
6.00%, 10/01/36	USD310	332,595
Edge Finco PLC, 8.13%, 08/15/31(c)	GBP200	279,416
FedEx Corp., 5.10%, 01/15/44	USD166	151,067
Norfolk Southern Corp.
3.95%, 10/01/42	USD77	62,920
5.55%, 03/15/34	USD100	103,976
Union Pacific Corp.
3.55%, 05/20/61	USD127	83,912
3.84%, 03/20/60	USD176	125,067

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
United Parcel Service, Inc., 6.20%, 01/15/38	USD30	$32,591
		1,797,273
Trucking & Leasing — 0.0%
FTAI Aviation Investors LLC, 5.50%, 05/01/28(a)	USD100	99,959
GATX Corp., 3.50%, 03/15/28	USD100	98,231
		198,190
Water — 0.1%
American Water Capital Corp., 2.95%, 09/01/27	USD60	58,982
Severn Trent Utilities Finance PLC, 4.25%, 01/29/40(c)	EUR100	115,199
Veolia Environnement SA, 2.00%, (5-year EUR Swap + 2.08%)(b)(c)(g)	EUR200	228,330
		402,511
Total Corporate Bonds & Notes — 24.7% (Cost: $142,615,054)		141,244,849
Foreign Government Obligations
Argentina — 0.0%
Argentina Treasury Bond BONCER, 0.00%, 12/15/27(k)	ARS15,222	25,706
Argentine Republic Government International Bonds
1.00%, 07/09/29	USD1	563
1.75%, 07/09/30(d)	USD1	847
4.75%, 07/09/35(d)	USD22	16,412
4.88%, 07/09/41(d)	USD18	12,411
		55,939
Barbados — 0.0%
Barbados Government International Bonds, 8.00%, 06/26/35(a)	USD20	21,406
Brazil — 0.2%
Brazil Letras do Tesouro Nacional
0.00%, 07/01/26(k)	BRL453	89,497
0.00%, 10/01/26(k)	BRL2,223	424,708
Brazil Notas do Tesouro Nacional
Series F, 10.00%, 01/01/27	BRL1,542	304,012
Series F, 10.00%, 01/01/31	BRL694	123,151
		941,368
Chile — 0.0%
Bonos de la Tesoreria de la Republica en pesos, 5.00%, 10/01/28(a)	CLP125,000	139,124
China — 0.0%
China Government Bonds, 2.11%, 08/25/34	CNY540	81,467
Colombia — 0.1%
Colombian TES
11.75%, 01/24/35	COP497,100	122,661
12.00%, 03/13/58	COP17,400	4,369
12.50%, 02/27/30	COP229,400	59,531
Series B, 5.75%, 11/03/27	COP1,045,500	256,857
Series B, 7.00%, 06/30/32	COP137,400	27,222
Series B, 7.25%, 10/26/50	COP202,000	32,636
Series B, 7.75%, 09/18/30	COP1,206,300	264,047
		767,323
Czech Republic — 0.0%
Czech Republic Government Bonds
4.00%, 04/04/44	CZK1,440	59,546
4.50%, 11/11/32	CZK1,470	70,199
		129,745
Dominican Republic — 0.0%
Dominican Republic International Bonds, 10.50%, 03/15/37(a)	DOP8,000	141,750
Security	Par (000)	Value
Ecuador — 0.0%
Ecuador Government International Bonds, 6.90%, 07/31/35(c)(d)	USD9	$8,343
Egypt — 0.1%
Egypt Government Bonds
23.38%, 08/26/28	EGP1,256	22,981
23.44%, 07/01/28	EGP351	6,483
24.44%, 08/05/28	EGP400	7,458
24.46%, 10/01/27	EGP1,743	31,985
Egypt Treasury Bills
0.00%, 05/05/26(k)	EGP3,450	64,207
0.00%, 06/23/26(k)	EGP4,300	77,798
0.00%, 10/20/26(k)	EGP2,925	49,119
		260,031
Hungary — 0.1%
Hungary Government Bonds
3.00%, 10/27/38	HUF32,110	76,369
6.25%, 09/23/37	HUF29,840	97,697
7.00%, 10/24/35	HUF55,350	190,919
		364,985
Indonesia — 0.2%
Indonesia Government International Bonds
2.85%, 02/14/30	USD400	375,020
3.05%, 03/12/51	USD400	254,500
Indonesia Treasury Bonds
6.50%, 07/15/30	IDR4,589,000	263,510
6.63%, 05/15/33	IDR195,000	11,113
7.00%, 05/15/27	IDR2,412,000	139,899
7.00%, 02/15/33	IDR291,000	17,021
8.25%, 06/15/32	IDR38,000	2,344
		1,063,407
Italy — 0.1%
Italy Buoni Poliennali Del Tesoro
2.85%, 02/01/31(c)	EUR285	329,269
3.45%, 02/01/36(c)	EUR324	368,832
		698,101
Lebanon — 0.0%
Lebanon Government International Bonds
6.25%, 11/04/24(c)(i)(j)	USD26	6,591
6.65%, 11/03/28(c)(i)(j)	USD9	2,282
6.85%, 03/23/27(c)(i)	USD37	9,379
		18,252
Mexico — 0.6%
Mexican Bonos
7.00%, 09/03/26	MXN5,225	299,385
8.00%, 02/21/36	MXN1,966	103,587
8.00%, 04/29/55	MXN682	32,509
8.50%, 03/01/29	MXN2,341	160,763
Series M, 7.75%, 11/13/42	MXN10,020	481,511
Series M 20, 8.50%, 05/31/29	MXN73	4,227
Mexico Government International Bonds
2.66%, 05/24/31	USD1,190	1,059,100
4.50%, 01/31/50	USD800	595,300
5.38%, 05/16/40	EUR100	115,605
6.35%, 02/09/35	USD241	248,230
7.38%, 05/13/55	USD200	213,125
		3,313,342
Panama — 0.4%
Panama Government International Bonds
3.88%, 03/17/28	USD1,960	1,940,400
8.88%, 09/30/27	USD153	161,836
		2,102,236
Paraguay — 0.0%
Paraguay Government International Bonds, 8.50%, 04/04/38(a)	PYG497,000	81,169

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Peru — 0.1%
Peru Government International Bonds, 7.60%, 08/12/39(a)	PEN86	$25,794
Peruvian Government International Bonds
3.55%, 03/10/51	USD436	302,475
6.20%, 06/30/55	USD2	2,035
7.60%, 08/12/39(c)	PEN205	61,485
		391,789
Philippines — 0.2%
Philippine Government Bonds
6.00%, 08/20/30	PHP10,700	168,473
6.38%, 04/28/35	PHP13,790	215,615
Philippine Government International Bonds
3.00%, 02/01/28	USD600	586,374
3.20%, 07/06/46	USD400	276,000
Philippines Government International Bonds, 6.38%, 07/27/30	PHP6,270	100,196
		1,346,658
Poland — 0.1%
Republic of Poland Government Bonds
1.75%, 08/25/31	PLN111	30,063
2.00%, 08/25/36	PLN134	33,622
4.00%, 07/25/31	PLN122	31,560
4.75%, 07/25/29	PLN342	93,829
5.00%, 01/25/30	PLN190	52,408
5.00%, 10/25/34	PLN392	103,595
5.00%, 10/25/35	PLN738	192,616
5.75%, 04/25/29	PLN609	172,286
		709,979
Romania — 0.0%
Romanian Government International Bonds
2.12%, 07/16/31(c)	EUR5	5,112
4.63%, 03/04/33(a)	EUR8	8,893
5.25%, 05/30/32(c)	EUR13	15,194
5.38%, 06/07/33(a)	EUR3	3,464
6.13%, 10/07/37(a)	EUR3	3,440
6.50%, 10/07/45(a)	EUR3	3,390
		39,493
South Africa — 0.2%
Republic of South Africa Government Bonds
7.00%, 02/28/31	ZAR9,102	517,306
8.00%, 01/31/30	ZAR6,574	392,291
8.50%, 01/31/37	ZAR6,660	384,202
8.75%, 02/28/48	ZAR1,076	60,909
		1,354,708
Spain — 0.6%
Spain Government Bonds
2.60%, 05/31/31	EUR600	691,958
3.30%, 04/30/36(a)	EUR2,232	2,576,866
		3,268,824
Sri Lanka — 0.0%
Sri Lanka Government International Bonds
4.00%, 04/15/28(c)	USD1	1,517
5.10%, 06/15/35(c)(d)	USD10	7,700
		9,217
Turkey — 0.0%
Turkiye Government Bonds
26.20%, 10/05/33	TRY620	11,485
27.70%, 09/27/34	TRY1,188	23,045
30.00%, 09/12/29	TRY789	15,470
31.08%, 11/08/28	TRY825	16,737
		66,737
Ukraine — 0.0%
Ukraine Government International Bonds
3.00%, 02/01/30(a)(d)	USD1	631
3.00%, 02/01/35(a)(d)	USD2	1,018
Security	Par (000)	Value
Ukraine (continued)
3.00%, 02/01/36(c)(d)	USD32	$16,341
6.00%, 02/01/36(c)(d)	USD9	5,133
6.00%, 02/01/36(a)(d)	USD2	1,180
		24,303
Uruguay — 0.1%
Uruguay Government International Bonds
4.38%, 10/27/27	USD124	124,243
5.10%, 06/18/50	USD438	407,310
8.00%, 10/29/35	UYU1,699	43,122
9.75%, 07/20/33	UYU694	19,196
		593,871
Venezuela — 0.0%
Venezuela Government International Bonds
9.25%, 09/15/27(i)(j)	USD15	7,682
11.95%, 08/05/31(c)(i)(j)	USD26	15,155
		22,837
Total Foreign Government Obligations — 3.1% (Cost: $18,079,592)		18,016,404
Municipal Debt Obligations
California — 0.2%
Bay Area Toll Authority, RB BAB, Series S-1, 7.04%, 04/01/50	$157	177,119
Los Angeles Community College District/CA, GO, Series E, 6.60%, 08/01/42	60	64,155
State of California, GO, 4.60%, 04/01/38	450	455,324
State of California, GO BAB, 7.55%, 04/01/39	155	183,337
University of California, RB, Series AD, 4.86%, 05/15/12	142	116,188
		996,123
Georgia — 0.0%
Municipal Electric Authority of Georgia, RB BAB, Project J, Series 2010-A, 6.64%, 04/01/57	148	156,524
Illinois — 0.1%
State of Illinois, GO, 5.10%, 06/01/33	410	416,539
Louisiana — 0.0%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, 4.15%, 02/01/33	240	237,993
New Jersey — 0.0%
New Jersey Turnpike Authority, RB BAB, Series F, 7.41%, 01/01/40	193	225,995
New York — 0.1%
Metropolitan Transportation Authority, RB BAB, Series 2010-A, 6.67%, 11/15/39	155	167,264
New York City Municipal Water Finance Authority, RB, 5.88%, 06/15/44	20	20,102
New York City Municipal Water Finance Authority, RB BAB, 6.01%, 06/15/42	10	10,228
Port Authority of New York & New Jersey, RB
Series 168, 4.93%, 10/01/51	30	27,472
Series 181, 4.96%, 08/01/46	105	97,756
		322,822
Ohio — 0.0%
American Municipal Power, Inc., RB, Series B, 8.08%, 02/15/50	185	229,013
Texas — 0.1%
City of San Antonio Electric & Gas Systems Revenue, RB BAB, 5.81%, 02/01/41	170	174,933

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
State of Texas, GO BAB, 5.52%, 04/01/39	$160	$161,508
		336,441
Total Municipal Debt Obligations — 0.5% (Cost: $2,958,237)		2,921,450
U.S. Government & Agency Obligations
Mortgage-Backed Securities — 71.7%
Federal Home Loan Mortgage Corp., 4.50%, 07/01/47	125	122,444
Federal National Mortgage Association, 5.81%, 06/01/31	20	20,521
Government National Mortgage Association
2.00%, 08/20/51	245	201,694
2.00%, 01/20/52	1,524	1,254,003
2.00%, 04/20/52	688	565,935
2.00%, 05/20/56(l)	3,105	2,554,017
2.50%, 08/20/51	694	595,157
2.50%, 09/20/51	108	92,299
2.50%, 10/20/51	1,448	1,241,237
2.50%, 11/20/51	172	147,750
2.50%, 04/20/52	209	178,793
2.50%, 05/20/52	117	100,343
2.50%, 05/20/56(l)	2,921	2,501,607
3.00%, 06/20/50	56	49,496
3.00%, 11/20/51	128	114,417
3.00%, 04/20/52	63	55,858
3.00%, 05/20/52	979	872,937
3.00%, 05/20/56(l)	2,749	2,447,844
3.50%, 03/20/44	106	98,872
3.50%, 03/20/47	34	31,246
3.50%, 06/20/47	6	5,114
3.50%, 07/20/47	12	11,229
3.50%, 12/20/47	7	6,830
3.50%, 03/20/48	12	11,538
3.50%, 07/20/48	9	8,596
3.50%, 04/20/52	959	873,290
3.50%, 05/20/52	425	387,816
3.50%, 06/20/52	241	220,186
3.50%, 07/20/52	436	397,920
3.50%, 10/20/52	366	333,319
3.50%, 05/20/56(l)	477	431,107
4.00%, 07/20/43	24	23,228
4.00%, 02/20/48	67	63,373
4.00%, 08/20/52	768	723,039
4.00%, 12/20/52	124	117,323
4.00%, 05/20/53	40	37,804
4.00%, 05/20/56(l)	1,271	1,185,730
4.50%, 01/20/41	23	22,526
4.50%, 09/20/48	54	52,863
4.50%, 11/20/54	728	704,685
4.50%, 05/20/56(l)	2,202	2,123,210
5.00%, 11/20/52	930	927,253
5.00%, 09/20/54	704	698,967
5.00%, 05/20/56(l)	3,021	2,994,539
5.50%, 09/20/53	214	216,739
5.50%, 01/20/54	24	24,570
5.50%, 02/20/54	651	658,854
5.50%, 05/20/56(l)	3,588	3,613,214
6.00%, 12/20/53	860	882,700
6.00%, 05/20/56(l)	1,548	1,578,121
6.50%, 05/15/54(l)	980	1,023,622
6.50%, 06/15/54(l)	300	312,709
Uniform Mortgage-Backed Securities
1.50%, 01/01/37	460	413,032
1.50%, 02/01/41	646	548,439
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
1.50%, 05/18/41(l)	$155	$139,011
1.50%, 07/01/41	979	825,801
1.50%, 09/01/41	43	36,047
1.50%, 11/01/41	128	106,717
1.50%, 01/01/42	839	716,262
1.50%, 01/01/51	61	46,937
1.50%, 02/01/51	52	40,108
1.50%, 03/01/51	34	26,437
1.50%, 05/01/51	580	444,437
1.50%, 06/01/51	36	27,822
1.50%, 04/01/52	387	296,898
2.00%, 12/01/35	150	137,559
2.00%, 05/01/36	108	99,767
2.00%, 07/01/36	169	155,548
2.00%, 02/01/37	217	199,505
2.00%, 03/01/37	114	104,517
2.00%, 04/01/37	1,941	1,781,442
2.00%, 03/01/41	56	49,259
2.00%, 05/18/41(l)	727	666,546
2.00%, 10/01/41	338	293,470
2.00%, 12/01/41	829	717,488
2.00%, 01/01/42	139	120,370
2.00%, 02/01/42	832	718,951
2.00%, 04/01/42	1,251	1,080,270
2.00%, 09/01/50	653	530,830
2.00%, 11/01/50	443	360,106
2.00%, 01/01/51	749	605,969
2.00%, 04/01/51	332	267,302
2.00%, 05/01/51	783	631,856
2.00%, 10/01/51	618	497,519
2.00%, 11/01/51	2,076	1,669,853
2.00%, 02/01/52	897	723,413
2.00%, 03/01/52	8,114	6,519,600
2.00%, 04/01/52	560	450,033
2.00%, 05/01/52	1,026	830,903
2.00%, 06/01/52	675	543,884
2.00%, 08/01/52	75	60,403
2.00%, 05/13/56(l)	6,504	5,202,507
2.00%, 06/11/56(l)	4,305	3,442,701
2.50%, 02/01/35	62	59,573
2.50%, 05/01/35	55	51,976
2.50%, 02/01/36	29	27,609
2.50%, 07/01/36	29	27,207
2.50%, 07/01/37	869	819,651
2.50%, 05/18/41(l)	504	474,215
2.50%, 05/01/51	65	55,075
2.50%, 06/01/51	581	489,985
2.50%, 09/01/51	572	482,942
2.50%, 10/01/51	4,766	4,016,957
2.50%, 11/01/51	833	711,719
2.50%, 12/01/51	91	76,699
2.50%, 01/01/52	762	648,279
2.50%, 03/01/52	1,972	1,668,967
2.50%, 04/01/52	1,603	1,350,701
2.50%, 05/01/52	1,522	1,287,979
2.50%, 06/01/52	137	115,484
2.50%, 07/01/53	116	98,075
2.50%, 05/13/56(l)	14,328	11,995,669
2.50%, 06/11/56(l)	12,703	10,631,741
3.00%, 02/01/29	12	12,155
3.00%, 11/01/34	15	14,820
3.00%, 02/01/37	423	403,955
3.00%, 03/25/37(l)	285	271,384
3.00%, 06/01/37	24	23,119
3.00%, 07/01/37	24	22,891
3.00%, 09/01/46	243	219,913

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 11/01/48	$306	$273,672
3.00%, 02/01/50	569	503,555
3.00%, 06/01/50	210	186,096
3.00%, 11/01/50	192	171,587
3.00%, 12/01/50	304	271,787
3.00%, 11/01/51	60	53,023
3.00%, 12/01/51	486	432,587
3.00%, 01/01/52	2,407	2,129,694
3.00%, 05/01/52	1,262	1,109,883
3.00%, 07/01/52	538	473,075
3.00%, 05/13/56(l)	7,362	6,443,904
3.00%, 06/11/56(l)	2,500	2,187,059
3.50%, 01/01/34	17	16,257
3.50%, 04/01/37	10	9,866
3.50%, 06/01/37	5	4,593
3.50%, 01/01/40	145	139,437
3.50%, 05/18/41(l)	90	86,425
3.50%, 02/01/45	104	96,785
3.50%, 02/01/47	36	34,093
3.50%, 05/01/47	9	8,310
3.50%, 10/01/47	58	54,024
3.50%, 09/01/49	677	630,506
3.50%, 01/01/50	203	186,480
3.50%, 03/01/50	447	409,277
3.50%, 02/01/51	32	29,507
3.50%, 06/01/52	1,493	1,370,568
3.50%, 08/01/52	39	35,550
3.50%, 05/13/56(l)	26,088	23,743,801
3.50%, 06/11/56(l)	9,800	8,913,977
4.00%, 05/15/39(l)	146	142,235
4.00%, 12/01/40	145	141,136
4.00%, 06/01/46	214	203,754
4.00%, 10/01/47	154	146,241
4.00%, 12/01/48	84	79,637
4.00%, 03/01/50	2,610	2,507,346
4.00%, 11/01/50	74	70,615
4.00%, 08/01/51	348	329,766
4.00%, 06/01/52	572	542,233
4.00%, 10/01/52	222	208,714
4.00%, 04/01/53	12	11,549
4.00%, 05/13/56(l)	1,863	1,746,927
4.00%, 06/11/56(l)	500	468,535
4.50%, 05/18/41(l)	1,427	1,415,797
4.50%, 07/01/48	105	103,084
4.50%, 12/01/48	135	132,703
4.50%, 01/01/49	106	104,052
4.50%, 09/01/49	50	48,917
4.50%, 10/01/50	106	104,027
4.50%, 09/01/52	1,414	1,366,446
4.50%, 03/01/53	15	14,782
4.50%, 09/01/53	205	200,526
4.50%, 01/01/56	340	327,327
4.50%, 03/01/56	58	55,937
4.50%, 05/13/56(l)	15,278	14,694,467
5.00%, 07/01/47	36	36,190
5.00%, 06/01/50	53	52,965
5.00%, 07/01/52	30	29,324
5.00%, 09/01/52	222	219,816
5.00%, 10/01/52	26	25,637
5.00%, 11/01/52	449	445,267
5.00%, 12/01/52	163	160,439
5.00%, 02/01/53	687	680,212
5.00%, 03/01/53	1,765	1,747,721
5.00%, 04/01/53	1,781	1,762,812
5.00%, 05/01/53	2,584	2,559,677
5.00%, 06/01/53	1,924	1,904,289
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.00%, 07/01/53	$2,220	$2,196,097
5.00%, 08/01/53	2,335	2,309,434
5.00%, 09/01/53	2,214	2,189,534
5.00%, 10/01/53	817	808,118
5.00%, 11/01/53	3,938	3,900,388
5.00%, 12/01/53	1,521	1,505,531
5.00%, 01/01/54	1,846	1,827,447
5.00%, 02/01/54	504	499,020
5.00%, 03/01/54	88	87,384
5.00%, 06/01/54	23	22,642
5.00%, 11/01/55	2,119	2,101,965
5.00%, 12/01/55	133	131,678
5.00%, 01/01/56	294	290,931
5.00%, 02/01/56	44	43,823
5.00%, 03/01/56	61	60,503
5.00%, 05/01/56	148	146,068
5.00%, 05/13/56(l)	74,126	73,020,799
5.50%, 11/01/52	114	114,723
5.50%, 02/01/53	144	145,232
5.50%, 05/01/53	381	384,579
5.50%, 06/01/53	293	295,301
5.50%, 07/01/53	503	509,342
5.50%, 08/01/53	451	455,958
5.50%, 09/01/53	451	454,614
5.50%, 10/01/53	54	54,578
5.50%, 11/01/53	27	27,447
5.50%, 03/01/54	110	111,347
5.50%, 06/01/54	208	209,131
5.50%, 08/01/54	426	429,150
5.50%, 01/01/55	796	803,690
5.50%, 04/01/55	147	148,358
5.50%, 09/01/55	2,878	2,909,672
5.50%, 05/01/56	149	150,763
5.50%, 05/13/56(l)	60,783	61,085,320
5.50%, 06/11/56(l)	17,900	17,969,463
6.00%, 11/01/52	75	77,341
6.00%, 12/01/52	49	50,401
6.00%, 01/01/53	100	102,645
6.00%, 04/01/53	11	11,398
6.00%, 05/01/53	75	77,615
6.00%, 06/01/53	22	22,386
6.00%, 08/01/53	71	72,885
6.00%, 09/01/53	99	102,328
6.00%, 10/01/53	241	246,643
6.00%, 11/01/53	84	85,847
6.00%, 12/01/53	371	380,920
6.00%, 02/01/54	186	190,944
6.00%, 03/01/54	177	181,437
6.00%, 04/01/54	150	153,533
6.00%, 05/01/54	109	111,498
6.00%, 06/01/54	226	231,953
6.00%, 08/01/54	71	73,114
6.00%, 11/01/54	2,711	2,772,662
6.00%, 02/01/55	72	73,436
6.00%, 08/01/55	945	966,939
6.00%, 09/01/55	160	163,811
6.00%, 10/01/55	649	665,251
6.00%, 11/01/55	55	56,060
6.00%, 05/13/56(l)	29,177	29,785,312
6.00%, 06/11/56(l)	5,000	5,098,889
6.50%, 11/01/52	21	21,988
6.50%, 12/01/52	13	13,436
6.50%, 01/01/53	54	56,198
6.50%, 02/01/53	27	28,391
6.50%, 05/01/53	143	149,477
6.50%, 08/01/53	200	207,699

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.50%, 09/01/53	$67	$69,416
6.50%, 11/01/53	102	106,159
6.50%, 06/01/54	70	72,758
6.50%, 07/01/54	141	145,965
6.50%, 09/01/54	113	117,814
6.50%, 08/01/55	190	196,794
6.50%, 09/01/55	1,965	2,052,874
6.50%, 05/13/56(l)	933	967,959
		410,265,429
U.S. Government Obligations — 15.2%
U.S. Treasury Inflation Indexed Notes, 1.63%, 04/15/30	6,550	6,652,798
U.S. Treasury Notes/Bonds
0.38%, 09/30/27	454	432,089
0.50%, 05/31/27	823	794,806
0.50%, 08/31/27	659	630,503
0.63%, 07/31/26	886	878,784
0.75%, 05/31/26	306	305,199
1.13%, 08/31/28	343	321,911
1.13%, 08/15/40	1,145	709,522
1.25%, 03/31/28	257	244,762
1.25%, 05/31/28	489	463,347
1.25%, 09/30/28	174	163,719
1.25%, 05/15/50	500	234,453
1.38%, 11/15/40	1,145	732,609
1.50%, 11/30/28	1,144	1,076,969
1.50%, 02/15/30	236	215,765
1.88%, 11/15/51	0	163
2.00%, 11/15/26	623	617,291
2.25%, 08/15/27	203	199,202
2.38%, 05/15/27	203	200,370
2.38%, 03/31/29	601	575,692
2.63%, 05/31/27	920	908,608
2.63%, 07/31/29	1,016	975,717
2.88%, 04/30/29	514	498,901
2.88%, 05/15/32	45	41,970
3.13%, 08/31/29	800	779,590
3.25%, 06/30/27	859	853,497
3.25%, 06/30/29	1,048	1,027,514
3.25%, 05/15/42	1,470	1,203,390
3.38%, 09/15/27	1	994
3.50%, 09/30/27	15	14,926
3.50%, 02/15/29	886	876,448
3.50%, 01/31/30	767	754,369
3.63%, 05/31/28(m)	1,659	1,650,420
3.63%, 08/31/30	4,589	4,519,986
3.63%, 09/30/31	969	947,954
3.63%, 02/15/53	369	292,152
3.63%, 05/15/53	185	146,115
3.75%, 04/15/28	42	41,887
3.75%, 05/15/28	29	28,920
3.75%, 12/31/28	721	718,043
3.75%, 05/31/30	913	904,976
3.75%, 02/28/33	57	55,495
3.88%, 05/31/27	70	70,052
3.88%, 11/30/27	914	913,893
3.88%, 03/15/28	1,304	1,303,643
3.88%, 03/31/28	5,000	4,998,828
3.88%, 07/15/28	7	6,997
3.88%, 11/30/29	624	622,294
3.88%, 04/30/30	2	1,992
3.88%, 12/31/32	7	6,873
3.88%, 08/15/34	3	2,911
3.88%, 02/15/43(m)	1,782	1,570,666
4.00%, 01/15/27	473	473,386
4.00%, 12/15/27	11,367	11,387,425
Security	Par (000)	Value
U.S. Government Obligations (continued)
4.00%, 02/29/28	$615	$616,225
4.00%, 02/28/30	2,849	2,852,005
4.00%, 05/31/30	6,987	6,991,367
4.00%, 06/30/32	58	57,540
4.00%, 07/31/32	17	16,855
4.00%, 01/31/33	14	13,842
4.00%, 11/15/35	1	970
4.00%, 11/15/52	0	255
4.13%, 10/31/27	596	598,095
4.13%, 10/31/31	10	10,021
4.13%, 02/29/32	17	17,006
4.13%, 03/31/32	18	18,001
4.13%, 02/15/36	242	236,895
4.13%, 08/15/44	826	742,356
4.25%, 12/31/26	21	21,068
4.25%, 03/15/27	473	474,521
4.25%, 01/15/28	28	28,165
4.25%, 01/31/30	1	1,010
4.25%, 06/30/31	658	664,092
4.25%, 03/31/33	56	56,157
4.38%, 07/31/26	30	30,049
4.38%, 12/15/26	785	788,324
4.38%, 02/15/38	3,250	3,224,736
4.50%, 07/15/26	983	984,990
4.50%, 04/15/27	1,644	1,655,238
4.50%, 05/15/27	8	8,056
4.50%, 12/31/31	2	1,530
4.63%, 06/15/27	4	4,036
4.63%, 09/30/28	446	453,422
4.63%, 02/15/35(m)	15	15,315
4.63%, 11/15/44	115	110,279
4.63%, 02/15/55	105	98,885
4.75%, 11/15/43(n)(o)	4,702	4,603,919
4.75%, 11/15/53(n)	6,834	6,562,242
4.75%, 05/15/55	8	7,692
4.75%, 02/15/56	60	57,769
4.88%, 05/31/26	28	28,020
4.88%, 10/31/30	861	890,956
		86,992,690
Total U.S. Government & Agency Obligations — 86.9% (Cost: $499,363,331)		497,258,119
Floating Rate Loan Interests(b)
Entertainment — 0.0%
Peninsula Pacific Entertainment Development LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.45%, 10/01/32	110	109,266
Office & Business Equipment — 0.0%
Xerox Corp., 2023 Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 4.00%), 7.70%, 11/19/29	18	12,751
Oil & Gas — 0.0%
Crescent Midstream Operating LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.42%, 02/18/33	112	112,467
Software — 0.1%
Coreweave Compute Acquisition Co. IV LLC, 03/18/32(e)	330	329,262
Total Floating Rate Loan Interests — 0.1% (Cost: $564,640)		563,746

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.1%
Anduril Industries, Inc., NVS(e)	2,225	$153,420
True Anomaly, Inc., NVS(e)	7,869	206,010
		359,430
Banks — 0.1%
Citigroup, Inc.	75	9,599
Eagle Bancorp, Inc.	177	4,575
Fifth Third Bancorp	128	6,497
First Citizens BancShares, Inc., Class A	27	53,563
First Horizon Corp.	1,232	30,751
Flagstar Bank NA	8,043	112,361
		217,346
Capital Markets — 0.0%
Wealthfront Corp., NVS(f)(j)	1,619	17,048
Chemicals — 0.0%
Methanex Corp.	1,028	67,375
Communications Equipment — 0.0%
Vistance Networks, Inc.	1,735	22,199
Electric Utilities — 0.0%
PG&E Corp.	1,050	17,451
Energy Equipment & Services — 0.0%
Solaris Energy Infrastructure, Inc., Class A	662	48,882
Entertainment — 0.0%
Walt Disney Co.(The)	148	15,355
Hotels, Restaurants & Leisure — 0.0%
Caesars Entertainment, Inc.(j)	750	20,850
Genius Sports Ltd.(j)	2,724	11,877
Six Flags Entertainment Corp.(f)(j)	713	13,390
		46,117
Household Durables — 0.0%
Century Communities, Inc.	381	21,343
KB Home	338	17,911
Meritage Homes Corp.	306	20,606
		59,860
IT Services — 0.0%
CoreWeave, Inc., Class A(j)	220	24,552
Media — 0.1%
AMC Global Media, Inc.(j)	1,127	9,568
EchoStar Corp., Class A(f)(j)	1,547	190,498
		200,066
Metals & Mining — 0.0%
Algoma Steel Group, Inc.	3,372	15,747
Oil, Gas & Consumable Fuels — 0.0%
APA Corp.	983	40,038
Marathon Petroleum Corp.	151	37,492
PBF Energy, Inc., Class A	787	34,124
SM Energy Co.	1,916	59,454
Valero Energy Corp.	78	19,701
		190,809
Software — 0.0%
Fluidstack Ltd., NVS(e)	1,126	83,426
Trading Companies & Distributors — 0.0%
QXO, Inc.(j)	699	14,029
Total Common Stocks — 0.3% (Cost $1,341,873)		1,399,692
Security	Shares	Value
Investment Companies
Exchange Traded Funds — 1.9%
iShares Flexible Income Active ETF(p)	11,100	$580,641
iShares iBoxx $ High Yield Corporate Bond ETF(f)(p)	41,438	3,330,786
iShares iBoxx $ Investment Grade Corporate Bond ETF(f)(p)	66,000	7,184,100
		11,095,527
Total Investment Companies — 1.9% (Cost $11,091,849)		11,095,527
Preferred Stocks
Aerospace & Defense — 0.0%
Boeing Co. (The), 6.00%, 10/15/27(q)	250	18,050
Total Preferred Stocks — 0.0% (Cost $12,500)		18,050
Total Long-Term Investments — 146.6% (Cost: $841,597,162)		838,275,969
Short-Term Securities
Money Market Funds — 4.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.83%(p)(r)	20,269,200	20,275,281
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.61%(p)(r)(s)	6,282,561	6,282,561
Total Short-Term Securities — 4.6% (Cost: $20,374,937)		26,557,842
Options Purchased — 0.1% (Cost: $523,235)		457,512
Total Investments Before TBA Sales Commitments and Options Written — 151.3% (Cost: $862,495,334)		865,291,323
	Par (000)
TBA Sales Commitments(l)
Mortgage-Backed Securities — (48.3)%
Government National Mortgage Association
2.00%, 05/20/56	(337)	(277,199)
2.50%, 05/20/56	(335)	(286,901)
3.00%, 05/20/56	(244)	(217,269)
3.50%, 05/20/56	(174)	(157,259)
4.00%, 05/20/56	(141)	(131,540)
4.50%, 05/20/56	(176)	(169,703)
5.00%, 05/20/56	(258)	(255,740)
5.50%, 05/20/56	(342)	(344,403)
6.00%, 05/20/56	(221)	(225,300)
6.50%, 05/15/54	(396)	(413,627)
Uniform Mortgage-Backed Securities
2.00%, 05/18/41	(397)	(363,987)
2.00%, 05/13/56	(5,884)	(4,706,573)
2.50%, 05/18/41	(97)	(91,268)
2.50%, 05/13/56	(13,879)	(11,619,765)
3.00%, 03/25/37	(56)	(53,325)
3.00%, 05/13/56	(4,169)	(3,649,095)
3.50%, 05/18/41	(18)	(17,285)
3.50%, 05/13/56	(11,351)	(10,330,958)
4.00%, 05/15/39	(17)	(16,562)
4.00%, 05/13/56	(897)	(841,113)

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.50%, 05/18/41	(106)	$(105,168)
4.50%, 05/13/56	$(29,694)	(28,559,858)
4.50%, 06/11/56	(12,778)	(12,280,968)
5.00%, 05/13/56	(95,187)	(93,767,643)
5.00%, 06/11/56	(60,390)	(59,432,984)
5.50%, 05/13/56	(20,881)	(20,984,869)
6.00%, 05/13/56	(26,169)	(26,714,166)
6.50%, 05/13/56	(264)	(273,892)
Total TBA Sales Commitments — (48.3)% (Proceeds: $(277,949,625))		(276,288,420)
Options Written — (0.5%) (Premiums Received: $(2,625,789))		(2,807,620)
Total Investments, Net of TBA Sales Commitments and Options Written — 102.5% (Cost: $581,919,920)		586,195,283
Liabilities in Excess of Other Assets — (2.5)%		(14,319,037)
Net Assets — 100.0%		$571,876,246

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	All or a portion of this security is on loan.
(g)	Perpetual security with no stated maturity date.
(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)	Issuer filed for bankruptcy and/or is in default.
(j)	Non-income producing security.
(k)	Zero-coupon bond.
(l)	Represents or includes a TBA transaction.
(m)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(n)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(o)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(p)	Affiliate of the Fund.
(q)	Convertible security.
(r)	Annualized 7-day yield as of period end.
(s)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$4,402,822	$15,875,378 (a)	$—	$(3,263)	$344	$20,275,281	20,269,200	$507,032	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,623,387	3,659,174 (a)	—	—	—	6,282,561	6,282,561	41,158 (b)	—
iShares Flexible Income Active ETF	—	582,195 (a)	—	—	(1,554)	580,641	11,100	—	—
iShares iBoxx $ High Yield Corporate Bond ETF	837,560	10,823,558	(8,258,973)	(66,495)	(4,864)	3,330,786	41,438	188,393	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	—	13,558,449	(6,244,655)	(138,400)	8,706	7,184,100	66,000	51,008	—
				$(208,158)	$2,632	$37,653,369		$787,591	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro BTP	25	06/08/26	$3,432	$(16,288)
Short Euro BTP	5	06/08/26	622	(3,773)
10-Year U.S. Treasury Note	181	06/18/26	20,009	(97,935)
10-Year U.S. Ultra Treasury Note	49	06/18/26	5,527	(19,265)

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Total Return Active ETF

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Index	2	06/18/26	$724	$48,785
U.S. Long Bond	250	06/18/26	28,172	(564,492)
Ultra U.S. Treasury Bond	182	06/18/26	20,902	(719,696)
2-Year U.S. Treasury Note	268	06/30/26	55,509	(105,673)
5-Year U.S. Treasury Note	76	06/30/26	8,194	(2,838)
3-mo. SOFR	115	03/16/27	27,688	(148,852)
3-mo. SOFR	29	03/14/28	6,989	(21,032)
3-mo. SOFR	29	03/20/29	6,988	(6,524)
				(1,657,583)
Short Contracts
Euro BOBL	9	06/08/26	1,219	(2,755)
Euro BUND	44	06/08/26	6,474	24,921
Euro BUXL 30 Year Bond	2	06/08/26	256	4,082
E-Mini Russell 2000 Index	3	06/18/26	421	(43,027)
Euro STOXX 50	2	06/19/26	137	(8,361)
				(25,140)
				$(1,682,723)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
PEN	253,800	USD	71,902	Citibank N.A.	05/04/26	$451
PEN	138,556	USD	39,253	Morgan Stanley & Co. LLC	05/04/26	246
USD	40,000	PEN	138,556	Morgan Stanley & Co. International PLC	05/04/26	501
BRL	524,156	USD	98,687	Barclays Bank PLC	05/05/26	7,165
BRL	6,340,010	USD	1,241,462	BNP Paribas SA	05/05/26	38,883
BRL	7,480,138	USD	1,498,176	Citibank N.A.	05/05/26	12,414
BRL	517,993	USD	102,000	Goldman Sachs & Co.	05/05/26	2,607
CZK	412,683	USD	19,807	Goldman Sachs & Co.	05/26/26	60
USD	167,388	COP	600,119,612	BNP Paribas SA	05/26/26	3,262
USD	33,522	IDR	578,017,371	Citibank N.A.	05/26/26	143
USD	172,822	MXN	3,004,088	UBS AG	05/26/26	1,151
USD	51,584	PHP	3,105,720	Barclays Bank PLC	05/26/26	1,031
USD	302,126	ZAR	4,992,299	BNP Paribas SA	05/26/26	2,897
INR	30,026,387	USD	315,064	Citibank N.A.	05/27/26	408
BRL	167,107	USD	30,275	BNP Paribas SA	06/02/26	3,229
BRL	3,581,479	USD	711,861	Citibank N.A.	06/02/26	6,188
AUD	1,345,000	USD	955,969	JPMorgan Chase Bank N.A.	06/17/26	11,584
BRL	15,675,031	USD	3,045,001	Barclays Bank PLC	06/17/26	86,671
BRL	3,979,537	USD	746,000	Goldman Sachs & Co.	06/17/26	49,061
COP	945,255,000	USD	246,000	Morgan Stanley & Co. International PLC	06/17/26	11,276
EUR	2,875,000	USD	3,322,395	Morgan Stanley & Co. International PLC	06/17/26	58,534
MXN	12,612,521	USD	700,501	Bank of America N.A.	06/17/26	18,919
MXN	7,789,178	USD	433,000	Goldman Sachs & Co.	06/17/26	11,296
USD	164,237	EUR	139,000	JPMorgan Chase Bank N.A.	06/17/26	776
USD	2,176,414	EUR	1,842,000	Morgan Stanley & Co. International PLC	06/17/26	10,267
USD	198,275	EUR	168,000	UBS AG	06/17/26	711
USD	540,000	IDR	9,182,592,000	Barclays Bank PLC	06/17/26	10,281
ZAR	11,844,771	USD	700,501	Citibank N.A.	06/17/26	8,275
ZAR	11,304,639	USD	675,000	Morgan Stanley & Co. International PLC	06/17/26	1,456
CZK	901,515	USD	43,210	Citibank N.A.	06/22/26	206
TRY	1,155,213	USD	24,330	Barclays Bank PLC	06/22/26	103
USD	82,794	CNH	562,366	BNP Paribas SA	06/22/26	204
USD	132,528	COP	476,570,630	Barclays Bank PLC	06/22/26	2,949
USD	322,500	COP	1,164,806,519	Morgan Stanley & Co. LLC	06/22/26	5,791

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Total Return Active ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	151,746	CZK	3,135,364	Morgan Stanley & Co. International PLC	06/22/26	$750
USD	112,496	HUF	34,837,359	Morgan Stanley & Co. International PLC	06/22/26	541
USD	373,035	IDR	6,400,050,960	BNP Paribas SA	06/22/26	3,930
USD	864,885	MXN	15,052,947	Barclays Bank PLC	06/22/26	6,621
USD	29,753	MXN	517,450	BNP Paribas SA	06/22/26	249
USD	60,501	PEN	208,560	Citibank N.A.	06/22/26	1,226
USD	468,325	PHP	28,109,785	Barclays Bank PLC	06/22/26	11,387
USD	585,260	PLN	2,107,697	Morgan Stanley & Co. International PLC	06/22/26	3,847
USD	20,797	UYU	826,909	Goldman Sachs & Co.	06/22/26	383
USD	51,954	ZAR	863,214	Barclays Bank PLC	06/22/26	320
USD	78,708	ZAR	1,302,849	Goldman Sachs & Co.	06/22/26	777
USD	973,925	ZAR	16,132,894	Morgan Stanley & Co. International PLC	06/22/26	8,920
CLP	6,300,490	USD	7,000	Citibank N.A.	06/24/26	2
GBP	48,000	USD	64,825	BNP Paribas SA	06/24/26	484
GBP	500	USD	675	JPMorgan Chase Bank N.A.	06/24/26	5
HUF	60,240,991	USD	193,171	JPMorgan Chase Bank N.A.	06/24/26	400
JPY	4,277,005	USD	27,000	Barclays Bank PLC	06/24/26	430
JPY	13,622,371	USD	86,000	JPMorgan Chase Bank N.A.	06/24/26	1,365
MXN	490,000	JPY	4,345,192	Citibank N.A.	06/24/26	66
PEN	702,993	USD	199,000	Citibank N.A.	06/24/26	774
USD	85,000	COP	306,815,320	BNP Paribas SA	06/24/26	1,611
USD	114,363	EUR	97,195	Barclays Bank PLC	06/24/26	29
USD	206,660	EUR	175,501	Goldman Sachs & Co.	06/24/26	212
USD	101,000	IDR	1,733,109,500	Citibank N.A.	06/24/26	1,058
USD	111,000	INR	10,522,800	JPMorgan Chase Bank N.A.	06/24/26	775
USD	238,404	MXN	4,152,399	Goldman Sachs & Co.	06/24/26	1,689
USD	44,000	PEN	151,672	Citibank N.A.	06/24/26	898
USD	14,000	PHP	840,532	Goldman Sachs & Co.	06/24/26	338
USD	29,315	HUF	9,020,557	Bank of America N.A.	06/26/26	333
COP	22,001,825	USD	5,710	Barclays Bank PLC	07/07/26	254
USD	51,176	MXN	890,191	Barclays Bank PLC	07/10/26	497
USD	9,465	EUR	7,994	BNP Paribas SA	07/16/26	53
COP	494,580,848	USD	133,086	Citibank N.A.	07/17/26	666
USD	5,091	MXN	88,894	Barclays Bank PLC	07/23/26	36
NGN	54,702,619	USD	36,621	Citibank N.A.	07/28/26	1,986
MXN	680,500	USD	37,044	Goldman Sachs & Co.	08/18/26	1,570
MXN	3,471,899	USD	184,375	Morgan Stanley & Co. International PLC	08/18/26	12,633
USD	57,376	CLP	50,817,598	Citibank N.A.	10/09/26	912
USD	83,904	CLP	74,574,900	Morgan Stanley & Co. LLC	10/09/26	1,043
USD	5,923	PEN	20,520	Citibank N.A.	10/23/26	122
						438,188
PEN	374,517	USD	112,000	Citibank N.A.	05/04/26	$(5,233)
USD	178,101	PEN	628,317	Citibank N.A.	05/04/26	(1,018)
USD	17,985	TRY	835,236	Barclays Bank PLC	05/04/26	(500)
USD	105,071	BRL	524,156	Barclays Bank PLC	05/05/26	(781)
USD	1,229,293	BRL	6,340,010	BNP Paribas SA	05/05/26	(51,051)
USD	1,498,316	BRL	7,480,138	Citibank N.A.	05/05/26	(12,273)
USD	103,835	BRL	517,993	Goldman Sachs & Co.	05/05/26	(772)
USD	48,959	CZK	1,018,005	JPMorgan Chase Bank N.A.	05/26/26	(50)
USD	143,709	EUR	122,523	JPMorgan Chase Bank N.A.	05/26/26	(232)
USD	38,033	HUF	11,858,315	BNP Paribas SA	05/26/26	(137)
USD	154,908	PLN	561,729	Barclays Bank PLC	05/26/26	(55)
USD	7,297	HUF	2,286,930	Goldman Sachs & Co.	05/29/26	(62)
USD	812,038	BRL	4,125,564	Citibank N.A.	06/02/26	(15,094)
USD	127,285	BRL	637,680	JPMorgan Chase Bank N.A.	06/02/26	(563)
IDR	4,166,176,000	USD	245,000	Barclays Bank PLC	06/17/26	(4,665)
USD	369,222	AUD	523,000	Barclays Bank PLC	06/17/26	(7,009)

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Total Return Active ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	97,672	AUD	136,000	Citibank N.A.	06/17/26	$(162)
USD	508,186	AUD	710,000	UBS AG	06/17/26	(2,567)
USD	1,018,000	BRL	5,400,490	Citibank N.A.	06/17/26	(60,949)
USD	1,383,000	BRL	7,377,614	Goldman Sachs & Co.	06/17/26	(90,954)
USD	1,146,000	BRL	6,092,709	UBS AG	06/17/26	(71,246)
USD	21,533,542	EUR	18,645,000	Barclays Bank PLC	06/17/26	(392,520)
USD	575,286	EUR	490,000	JPMorgan Chase Bank N.A.	06/17/26	(942)
USD	117,362	EUR	100,000	Morgan Stanley & Co. International PLC	06/17/26	(235)
USD	661,397	EUR	568,709	UBS AG	06/17/26	(7,391)
USD	468,942	GBP	351,000	BNP Paribas SA	06/17/26	(8,644)
USD	144,196	GBP	107,000	Citibank N.A.	06/17/26	(1,393)
USD	2,920,902	GBP	2,199,000	JPMorgan Chase Bank N.A.	06/17/26	(71,156)
USD	63,397	GBP	47,000	UBS AG	06/17/26	(553)
USD	200,785	MXN	3,616,841	Citibank N.A.	06/17/26	(5,520)
USD	195,988	SGD	249,000	Citibank N.A.	06/17/26	(238)
USD	200,785	ZAR	3,437,379	Morgan Stanley & Co. International PLC	06/17/26	(4,903)
USD	671,483	AUD	940,000	Barclays Bank PLC	06/18/26	(4,712)
USD	999,740	AUD	1,400,000	JPMorgan Chase Bank N.A.	06/18/26	(7,359)
USD	164,357	HUF	51,333,488	Barclays Bank PLC	06/22/26	(612)
USD	48,472	IDR	841,424,724	Barclays Bank PLC	06/22/26	(55)
USD	5,902	TRY	280,254	Barclays Bank PLC	06/22/26	(25)
CHF	66,009	USD	85,000	Bank of America N.A.	06/24/26	(63)
CHF	59,037	USD	76,000	Barclays Bank PLC	06/24/26	(34)
CLP	18,711,630	USD	21,000	Citibank N.A.	06/24/26	(204)
CLP	359,297,959	USD	408,205	Morgan Stanley & Co. International PLC	06/24/26	(8,880)
CNH	939,445	USD	138,220	JPMorgan Chase Bank N.A.	06/24/26	(233)
CNH	2,901,160	USD	426,733	Morgan Stanley & Co. International PLC	06/24/26	(606)
COP	160,287,243	GBP	32,690	Morgan Stanley & Co. International PLC	06/24/26	(914)
CZK	4,149,569	USD	200,183	Morgan Stanley & Co. International PLC	06/24/26	(339)
EUR	21,462	HUF	7,885,002	Morgan Stanley & Co. International PLC	06/24/26	(90)
IDR	6,441,075,717	USD	375,365	Citibank N.A.	06/24/26	(3,932)
INR	9,466,033	USD	101,000	Barclays Bank PLC	06/24/26	(1,845)
KRW	111,228,451	USD	75,644	Barclays Bank PLC	06/24/26	(47)
MXN	6,367,437	USD	365,632	UBS AG	06/24/26	(2,644)
MYR	2,726,087	USD	691,444	Barclays Bank PLC	06/24/26	(3,708)
PLN	1,300,544	USD	359,362	Bank of America N.A.	06/24/26	(605)
THB	20,404,025	USD	634,491	Goldman Sachs & Co.	06/24/26	(6,089)
USD	113,045	AUD	158,149	Morgan Stanley & Co. International PLC	06/24/26	(707)
USD	115,000	CAD	156,711	Goldman Sachs & Co.	06/24/26	(630)
USD	78,500	CHF	61,725	Barclays Bank PLC	06/24/26	(924)
USD	59,986	INR	5,729,263	Barclays Bank PLC	06/24/26	(27)
USD	54,014	INR	5,169,680	Morgan Stanley & Co. International PLC	06/24/26	(138)
USD	19,090	TRY	906,256	Barclays Bank PLC	06/24/26	(42)
ZAR	7,093,466	USD	428,941	Bank of America N.A.	06/24/26	(4,703)
ZAR	3,392,153	USD	205,197	Morgan Stanley & Co. International PLC	06/24/26	(2,323)
INR	6,879,600	USD	72,000	Citibank N.A.	07/06/26	(15)
USD	20,509	COP	79,050,291	Barclays Bank PLC	07/07/26	(919)
USD	7,740	COP	29,812,902	BNP Paribas SA	07/07/26	(341)
USD	132,863	COP	508,636,742	Citibank N.A.	07/07/26	(5,009)
USD	38,766	COP	147,213,444	JPMorgan Chase Bank N.A.	07/07/26	(1,138)
INR	3,399,708	USD	36,075	Barclays Bank PLC	07/13/26	(537)
INR	6,216,728	USD	65,925	Goldman Sachs & Co.	07/13/26	(940)
ARS	23,368,505	USD	16,279	Citibank N.A.	07/22/26	(1,286)
USD	16,970	TRY	835,236	Barclays Bank PLC	08/04/26	(1)
						(881,544)
						$(443,356)

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Total Return Active ETF

Exchange-Traded Options Purchased
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
5-Year U.S. Treasury Note Future	2	05/22/26	USD	108.50	USD	216	$219
iShares China Large-Cap ETF	18	07/17/26	USD	39.00	USD	66	1,231
iShares MSCI Emerging Markets ETF	11	07/17/26	USD	65.00	USD	70	2,690
							$4,140
OTC Barrier Options Purchased
Description	Type of Option	Counterparty	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Put
USD Currency	One Touch	Bank of America N.A.	07/09/26	CNH	6.65	CNH	6.65	USD	15	$674
AUD Currency	One Touch	Citibank N.A.	07/16/26	USD	0.68	USD	0.68	AUD	10	644
										$1,318
OTC Currency Options Purchased
Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	Barclays Bank PLC	05/04/26	BRL	5.65	USD	582	$1
USD Currency	Barclays Bank PLC	05/04/26	MXN	18.05	USD	582	35
USD Currency	Citibank N.A.	05/06/26	ZAR	17.50	USD	15	2
USD Currency	BNP Paribas S.A.	05/15/26	ZAR	17.50	USD	237	300
USD Currency	Citibank N.A.	05/22/26	THB	32.50	USD	73	647
USD Currency	Citibank N.A.	05/22/26	THB	32.70	USD	85	545
USD Currency	BNP Paribas S.A.	06/25/26	BRL	5.10	USD	86	1,144
							2,674
Put
AUD Currency	JPMorgan Chase Bank N.A.	05/04/26	USD	0.71	AUD	119	24
USD Currency	UBS AG	05/06/26	ZAR	16.80	USD	59	706
CAD Currency	Barclays Bank PLC	05/12/26	MXN	12.35	CAD	60	0
EUR Currency	Barclays Bank PLC	05/12/26	HUF	373.00	EUR	87	2,465
USD Currency	Morgan Stanley & Co. International PLC	06/03/26	CLP	875.00	USD	57	315
EUR Currency	Bank of America N.A.	06/22/26	HUF	365.00	EUR	49	659
							4,169
							$6,843
OTC Credit Default Swaptions Purchased
	Paid by the Fund	Received by the Fund			Expiration	Credit	Exercise	Notional
Description	Rate/Reference	Rate/Reference	Frequency	Counterparty	Date	Rating	Price	Amount (000)(a)		Value
Put
Bought Protection on 5-Year Credit Default Swap, 06/20/31	5.00%	ITRAXX.XO.45.V1	Quarterly	Morgan Stanley & Co. International PLC	05/20/26	—	EUR 3.13	EUR	61	$265

(a)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Purchased
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
1-Year Interest Rate Swap, 06/10/27	1-day SOFR, 3.66%	Annual	3.00%	Annual	Goldman Sachs Inter- national	06/08/26	3.00	USD	19,870	$385
10-Year Interest Rate Swap, 03/29/38	1-day SOFR, 3.66%	Annual	4.12%	Annual	Morgan Stanley & Co. International PLC	03/27/28	4.12	USD	2,798	97,720
10-Year Interest Rate Swap, 04/01/38	1-day SOFR, 3.66%	Annual	4.05%	Annual	Morgan Stanley & Co. International PLC	03/30/28	4.05	USD	2,798	89,850
1-Year Interest Rate Swap, 04/24/29	1-day SONIA, 3.73%	Annual	4.15%	Annual	Goldman Sachs Inter- national	04/24/28	4.15	GBP	8,111	56,194
										244,149

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Total Return Active ETF

OTC Interest Rate Swaptions Purchased (continued)
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Put
10-Year Interest Rate Swap, 03/29/38	4.12%	Annual	1-day SOFR, 3.66%	Annual	Morgan Stanley & Co. International PLC	03/27/28	4.12	USD	2,798	$96,527
10-Year Interest Rate Swap, 04/01/38	4.05%	Annual	1-day SOFR, 3.66%	Annual	Morgan Stanley & Co. International PLC	03/30/28	4.05	USD	2,798	104,270
										200,797
										$444,946
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
iShares iBoxx $ Investment Grade Corporate Bond ETF	148	06/18/26	USD	111.00	USD	1,611	$(2,544)
Put
5-Year U.S. Treasury Note Future	2	05/22/26	USD	107.00	USD	216	(250)
iShares China Large-Cap ETF	18	07/17/26	USD	35.00	USD	66	(1,532)
iShares MSCI Emerging Markets ETF	11	07/17/26	USD	57.00	USD	70	(906)
							(2,688)
							$(5,232)
OTC Currency Options Written
Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	Bank of America N.A.	05/04/26	ZAR	16.74	USD	582	$(1,937)
USD Currency	Barclays Bank PLC	05/04/26	BRL	5.65	USD	582	(1)
USD Currency	Morgan Stanley & Co. International PLC	05/04/26	MXN	18.05	USD	582	(35)
USD Currency	UBS AG	05/06/26	ZAR	17.50	USD	15	(2)
USD Currency	Morgan Stanley & Co. International PLC	05/15/26	ZAR	17.50	USD	237	(300)
USD Currency	Morgan Stanley & Co. International PLC	05/15/26	CLP	905.00	USD	158	(1,458)
USD Currency	BNP Paribas S.A.	06/25/26	BRL	5.30	USD	86	(492)
USD Currency	Morgan Stanley & Co. International PLC	06/29/26	BRL	5.35	USD	402	(2,079)
							(6,304)
Put
USD Currency	Barclays Bank PLC	05/04/26	BRL	5.15	USD	582	(23,220)
USD Currency	Barclays Bank PLC	05/04/26	COP	3,520.00	USD	146	(3)
EUR Currency	Barclays Bank PLC	05/12/26	HUF	365.00	EUR	131	(1,037)
USD Currency	Barclays Bank PLC	05/12/26	HUF	320.00	USD	73	(2,332)
USD Currency	Morgan Stanley & Co. International PLC	05/14/26	ZAR	16.30	USD	954	(1,911)
USD Currency	UBS AG	05/14/26	MXN	17.55	USD	954	(8,975)
USD Currency	Morgan Stanley & Co. International PLC	05/15/26	CLP	905.00	USD	158	(2,371)
USD Currency	Bank of America N.A.	05/22/26	CLP	890.00	USD	57	(490)
USD Currency	Citibank N.A.	05/22/26	INR	94.00	USD	87	(140)
USD Currency	Morgan Stanley & Co. International PLC	06/29/26	BRL	5.35	USD	402	(28,155)
AUD Currency	BNP Paribas S.A.	07/16/26	USD	0.68	AUD	200	(427)
							(69,061)
							$(75,365)

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Total Return Active ETF

OTC Credit Default Swaptions Written
	Paid by the Fund	Received by the Fund			Expiration	Credit	Exercise	Notional
Description	Rate/Reference	Rate/Reference	Frequency	Counterparty	Date	Rating(a)	Price	Amount (000)(b)		Value
Call
Bought Protection on 5-Year Credit Default Swap, 06/20/31	ITRAXX.XO.45.V1	5.00%	Quarterly	Morgan Stanley & Co. International PLC	05/20/26	N/R	EUR 2.75	EUR	61	$(96)
Bought Protection on 5-Year Credit Default Swap, 12/20/30	ITRAXX.XO.44.V1	5.00%	Quarterly	Bank of America N.A.	06/17/26	N/R	EUR 3.00	EUR	741	(16,740)
										$(16,836)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Written
Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
Call
1-Year Interest Rate Swap, 06/10/27	2.50%	Annual	1-day SOFR, 3.66%	Annual	Goldman Sachs Inter- national	06/08/26	2.50	USD	19,870	$(57)
10-Year Interest Rate Swap, 03/06/37	3.71%	Annual	1-day SOFR, 3.66%	Annual	Citibank N.A.	03/04/27	3.71	USD	1,326	(16,722)
10-Year Interest Rate Swap, 03/17/37	3.87%	Annual	1-day SOFR, 3.66%	Annual	Bank of America N.A.	03/15/27	3.87	USD	4,080	(73,051)
10-Year Interest Rate Swap, 11/10/37	3.87%	Annual	1-day SOFR, 3.66%	Annual	Bank of America N.A.	11/08/27	3.87	USD	1,770	(41,950)
10-Year Interest Rate Swap, 12/18/37	4.03%	Annual	1-day SOFR, 3.66%	Annual	Morgan Stanley & Co. International PLC	12/16/27	4.03	USD	2,180	(65,403)
10-Year Interest Rate Swap, 02/02/38	4.10%	Annual	1-day SOFR, 3.66%	Annual	Morgan Stanley & Co. International PLC	01/31/28	4.10	USD	2,789	(93,562)
10-Year Interest Rate Swap, 02/09/38	4.07%	Annual	1-day SOFR, 3.66%	Annual	Morgan Stanley & Co. International PLC	02/07/28	4.07	USD	1,479	(47,606)
10-Year Interest Rate Swap, 03/22/38	3.94%	Annual	1-day SOFR, 3.66%	Annual	Bank of America N.A.	03/20/28	3.94	USD	3,209	(89,772)
10-Year Interest Rate Swap, 04/09/38	4.06%	Annual	1-day SOFR, 3.66%	Annual	Bank of America N.A.	04/07/28	4.06	USD	2,246	(73,451)
10-Year Interest Rate Swap, 04/09/38	4.08%	Annual	1-day SOFR, 3.66%	Annual	Bank of America N.A.	04/07/28	4.08	USD	5,139	(170,461)
10-Year Interest Rate Swap, 04/26/38	4.03%	Annual	1-day SOFR, 3.66%	Annual	Goldman Sachs Inter- national	04/24/28	4.03	USD	5,164	(162,500)
1-Year Interest Rate Swap, 04/24/29	3.65%	Annual	1-day SONIA, 3.73%	Annual	Goldman Sachs Inter- national	04/24/28	3.65	GBP	8,111	(32,388)
10-Year Interest Rate Swap, 04/30/38	4.09%	Annual	1-day SOFR, 3.66%	Annual	Barclays Bank PLC	04/28/28	4.09	USD	2,211	(75,389)
										(942,312)
Put
1-Year Interest Rate Swap, 06/10/27	1-day SOFR, 3.66%	Annual	3.50%	Annual	Goldman Sachs Inter- national	06/08/26	3.50	USD	19,870	(50,596)
2-Year Interest Rate Swap, 08/05/28	1-day SOFR, 3.66%	Annual	3.70%	Annual	Morgan Stanley & Co. International PLC	08/03/26	3.70	USD	8,768	(33,027)
2-Year Interest Rate Swap, 09/16/28	1-day SOFR, 3.66%	Annual	3.80%	Annual	Bank of America N.A.	09/14/26	3.80	USD	6,332	(22,654)
2-Year Interest Rate Swap, 10/16/28	6-mo. EURI- BOR, 2.52%	Annual	3.40%	Semi-Annual	Citibank N.A.	10/14/26	3.40	EUR	6,911	(18,694)
2-Year Interest Rate Swap, 10/17/28	6-mo. EURI- BOR, 2.52%	Annual	3.31%	Semi-Annual	Citibank N.A.	10/15/26	3.31	EUR	4,662	(14,574)
2-Year Interest Rate Swap, 10/22/28	6-mo. EURI- BOR, 2.52%	Annual	3.20%	Semi-Annual	Bank of America N.A.	10/20/26	3.20	EUR	8,882	(33,699)
2-Year Interest Rate Swap, 10/23/28	1-day SOFR, 3.66%	Annual	3.85%	Annual	Goldman Sachs Inter- national	10/21/26	3.85	USD	20,619	(76,416)
10-Year Interest Rate Swap, 03/06/37	1-day SOFR, 3.66%	Annual	3.71%	Annual	Citibank N.A.	03/04/27	3.71	USD	1,326	(50,351)

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Total Return Active ETF

OTC Interest Rate Swaptions Written (continued)
Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
10-Year Interest Rate Swap, 03/17/37	1-day SOFR, 3.66%	Annual	3.87%	Annual	Bank of America N.A.	03/15/27	3.87	USD	4,080	$(123,848)
2-Year Interest Rate Swap, 09/22/29	1-day SOFR, 3.66%	Annual	4.30%	Annual	Goldman Sachs Inter- national	09/20/27	4.30	USD	11,936	(46,971)
2-Year Interest Rate Swap, 09/22/29	1-day SOFR, 3.66%	Annual	4.30%	Annual	Bank of America N.A.	09/20/27	4.30	USD	10,000	(39,352)
2-Year Interest Rate Swap, 10/06/29	1-day SOFR, 3.66%	Annual	4.05%	Annual	Goldman Sachs Inter- national	10/04/27	4.05	USD	15,959	(85,583)
2-Year Interest Rate Swap, 10/06/29	1-day SOFR, 3.66%	Annual	4.05%	Annual	Goldman Sachs Inter- national	10/04/27	4.05	USD	3,000	(16,088)
2-Year Interest Rate Swap, 10/06/29	1-day SOFR, 3.66%	Annual	4.05%	Annual	Bank of America N.A.	10/04/27	4.05	USD	10,000	(53,627)
10-Year Interest Rate Swap, 11/10/37	1-day SOFR, 3.66%	Annual	3.87%	Annual	Bank of America N.A.	11/08/27	3.87	USD	1,770	(70,364)
2-Year Interest Rate Swap, 12/10/29	1-day SOFR, 3.66%	Annual	4.00%	Annual	Morgan Stanley & Co. International PLC	12/08/27	4.00	USD	8,366	(50,888)
10-Year Interest Rate Swap, 12/18/37	1-day SOFR, 3.66%	Annual	4.03%	Annual	Morgan Stanley & Co. International PLC	12/16/27	4.03	USD	2,180	(75,374)
2-Year Interest Rate Swap, 12/18/29	1-day SOFR, 3.66%	Annual	4.50%	Annual	Bank of America N.A.	12/16/27	4.50	USD	13,533	(48,758)
10-Year Interest Rate Swap, 02/02/38	1-day SOFR, 3.66%	Annual	4.10%	Annual	Morgan Stanley & Co. International PLC	01/31/28	4.10	USD	2,789	(93,062)
10-Year Interest Rate Swap, 02/09/38	1-day SOFR, 3.66%	Annual	4.07%	Annual	Morgan Stanley & Co. International PLC	02/07/28	4.07	USD	1,479	(51,654)
10-Year Interest Rate Swap, 03/22/38	1-day SOFR, 3.66%	Annual	3.94%	Annual	Bank of America N.A.	03/20/28	3.94	USD	3,209	(132,493)
10-Year Interest Rate Swap, 04/09/38	1-day SOFR, 3.66%	Annual	4.06%	Annual	Bank of America N.A.	04/07/28	4.06	USD	2,246	(83,133)
10-Year Interest Rate Swap, 04/09/38	1-day SOFR, 3.66%	Annual	4.08%	Annual	Bank of America N.A.	04/07/28	4.08	USD	5,139	(187,900)
10-Year Interest Rate Swap, 04/26/38	1-day SOFR, 3.66%	Annual	4.03%	Annual	Goldman Sachs Inter- national	04/24/28	4.03	USD	5,164	(201,325)
1-Year Interest Rate Swap, 04/24/29	1-day SONIA, 3.73%	Annual	5.20%	Annual	Goldman Sachs Inter- national	04/24/28	5.20	GBP	8,111	(26,606)
10-Year Interest Rate Swap, 04/30/38	1-day SOFR, 3.66%	Annual	4.09%	Annual	Barclays Bank PLC	04/28/28	4.09	USD	2,211	(80,838)
										(1,767,875)
										$(2,710,187)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.46.V1	5.00%	Quarterly	06/20/31	USD	64	$(4,933)	$(2,514)	$(2,419)
Federative Republic of Brazil	1.00	Quarterly	06/20/31	USD	194	1,624	4,007	(2,383)
iTraxx.XO.45.V1	5.00	Quarterly	06/20/31	EUR	499	(55,606)	(37,370)	(18,236)
Republic of Colombia	1.00	Quarterly	06/20/31	USD	170	7,749	9,586	(1,837)
United Mexican States	1.00	Quarterly	06/20/31	USD	276	(1,822)	678	(2,500)
						$(52,988)	$(25,613)	$(27,375)

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Total Return Active ETF

Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
iTraxx.XO.44.V1	5.00%	Quarterly	12/20/30	B	EUR	1,348	$164,181	$134,271	$29,910

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.79%	At Termination	1-day SOFR, 3.66%	At Termination	N/A	05/16/26	USD	3,452	$9,735	$—	$9,735
1-day SOFR, 3.66%	At Termination	3.79%	At Termination	N/A	05/16/26	USD	1,139	(3,252)	—	(3,252)
1-day SOFR, 3.66%	At Termination	3.79%	At Termination	N/A	05/16/26	USD	2,313	(6,615)	—	(6,615)
3.81%	At Termination	1-day SOFR, 3.66%	At Termination	N/A	05/16/26	USD	2,649	6,922	89	6,833
1-day SOFR, 3.66%	At Termination	3.91%	At Termination	N/A	05/16/26	USD	2,649	(4,251)	1	(4,252)
6.91%	Monthly	1-day TIIEFONDEO, 6.87%	Monthly	N/A	09/11/26	MXN	12,064	(799)	1	(800)
1-day TIIEFONDEO, 6.87%	Monthly	6.98%	Monthly	N/A	11/05/26	MXN	1,054	116	(1)	117
4.00%	At Termination	6-mo. WIBOR, 3.88%	Semi-Annual	N/A	12/17/26	PLN	319	(5)	(24)	19
6.66%	Quarterly	3-mo. JIBAR, 6.78%	Quarterly	N/A	12/17/26	ZAR	4,266	844	1	843
6.72%	Quarterly	3-mo. JIBAR, 6.78%	Quarterly	N/A	12/17/26	ZAR	3,173	541	(68)	609
13.70%	At Termination	1-day BZDIOVER, 0.05%	At Termination	N/A	01/04/27	BRL	212	250	—	250
1-day BZDIOVER, 0.05%	At Termination	13.71%	At Termination	N/A	01/04/27	BRL	1,487	(2,004)	1	(2,005)
13.77%	At Termination	1-day BZDIOVER, 0.05%	At Termination	N/A	01/04/27	BRL	389	474	—	474
13.86%	At Termination	1-day BZDIOVER, 0.06%	At Termination	N/A	01/04/27	BRL	84	101	—	101
13.88%	At Termination	1-day BZDIOVER, 0.05%	At Termination	N/A	01/04/27	BRL	707	820	1	819
3-mo. JIBAR, 6.78%	Quarterly	7.42%	Quarterly	6/17/26(a)	06/17/27	ZAR	4,469	(55)	1	(56)
1-day SOFR, 3.66%	At Termination	3.23%	At Termination	12/11/26(a)	12/11/27	USD	10,230	(52,427)	34	(52,461)
3.88%	Annual	6-mo. WIBOR, 3.88%	Semi-Annual	N/A	12/17/27	PLN	630	1,397	(64)	1,461
3.95%	Annual	6-mo. WIBOR, 3.88%	Semi-Annual	N/A	12/17/27	PLN	358	663	(75)	738
6-mo. BUBOR, 6.25%	Semi-Annual	6.25%	Annual	N/A	12/17/27	HUF	45,011	(446)	—	(446)
6.55%	Quarterly	3-mo. JIBAR, 6.78%	Quarterly	N/A	12/17/27	ZAR	1,096	879	—	879
1-day BZDIOVER, 0.05%	At Termination	13.40%	At Termination	N/A	01/03/28	BRL	4,380	(5,545)	4	(5,549)
1-day BZDIOVER, 0.05%	At Termination	13.75%	At Termination	N/A	01/03/28	BRL	1,805	(365)	2	(367)
1-day BZDIOVER, 0.05%	At Termination	13.80%	At Termination	N/A	01/03/28	BRL	901	(78)	1	(79)

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Total Return Active ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.32%	Quarterly	3-mo. KLIBOR, 3.35%	Quarterly	N/A	03/18/28	MYR	1,432	$522	$2	$520
3.49%	Annual	6-mo. WIBOR, 3.88%	Semi-Annual	N/A	03/18/28	PLN	87	403	1	402
6-mo. BUBOR, 6.25%	Semi-Annual	5.76%	Annual	N/A	03/18/28	HUF	6,236	(213)	(1)	(212)
1-day TIIEFONDEO, 6.87%	Monthly	7.17%	Monthly	N/A	04/11/28	MXN	13,570	(818)	3	(821)
4.15%	Annual	6-mo. PRIBOR, 3.66%	Semi-Annual	6/17/26(a)	06/17/28	CZK	12,207	1,056	3	1,053
China Fixing Repo Rates 7-day, 1.40%	Quarterly	1.54%	Quarterly	N/A	12/17/28	CNY	899	231	1	230
China Fixing Repo Rates 7-day, 1.40%	Quarterly	1.54%	Quarterly	N/A	12/17/28	CNY	580	138	1	137
China Fixing Repo Rates 7-day, 1.40%	Quarterly	1.56%	Quarterly	N/A	12/17/28	CNY	431	151	1	150
1-day BZDIOVER, 0.05%	At Termination	12.90%	At Termination	N/A	01/02/29	BRL	356	(1,665)	—	(1,665)
1-day BZDIOVER, 0.05%	At Termination	13.02%	At Termination	N/A	01/02/29	BRL	336	(1,567)	—	(1,567)
1-day BZDIOVER, 0.05%	At Termination	13.09%	At Termination	N/A	01/02/29	BRL	1,837	(7,265)	1	(7,266)
China Fixing Repo Rates 7-day, 1.40%	Quarterly	1.56%	Quarterly	N/A	03/18/29	CNY	200	64	1	63
7.52%	Quarterly	3-mo. JIBAR, 6.78%	Quarterly	6/17/26(a)	06/17/29	ZAR	4,469	57	2	55
1-day TIIEFONDEO, 6.87%	Monthly	7.28%	Monthly	N/A	10/31/30	MXN	2,275	(2,647)	1	(2,648)
1-day TIIEFONDEO, 6.87%	Monthly	7.32%	Monthly	N/A	11/05/30	MXN	428	(464)	1	(465)
1-day TIIEFONDEO, 6.87%	Monthly	7.52%	Monthly	N/A	12/04/30	MXN	1,210	(815)	—	(815)
China Fixing Repo Rates 7-day, 1.40%	Quarterly	1.58%	Quarterly	N/A	12/17/30	CNY	727	222	1	221
China Fixing Repo Rates 7-day, 1.40%	Quarterly	1.58%	Quarterly	N/A	12/17/30	CNY	505	151	1	150
China Fixing Repo Rates 7-day, 1.40%	Quarterly	1.62%	Quarterly	N/A	12/17/30	CNY	1,025	533	1	532
6-mo. PRIBOR, 3.66%	Semi-Annual	3.89%	Annual	N/A	12/17/30	CZK	5,894	(5,428)	4	(5,432)
4.00%	Annual	6-mo. WIBOR, 3.88%	Semi-Annual	N/A	12/17/30	PLN	9	58	(2)	60
4.05%	Annual	6-mo. WIBOR, 3.88%	Semi-Annual	N/A	12/17/30	PLN	284	1,560	(26)	1,586
1-day MIBOR, 5.34%	Semi-annual	5.71%	Semi-annual	N/A	12/17/30	INR	6,751	(2,329)	1	(2,330)
1-day MIBOR, 5.34%	Semi-annual	5.93%	Semi-annual	N/A	12/17/30	INR	9,841	(2,447)	1	(2,448)
6-mo. BUBOR, 6.25%	Semi-Annual	6.29%	Annual	N/A	12/17/30	HUF	6,630	298	—	298

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Total Return Active ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
6.86%	Quarterly	3-mo. JIBAR, 6.78%	Quarterly	N/A	12/17/30	ZAR	3,229	$5,651	$3	$5,648
6.87%	Quarterly	3-mo. JIBAR, 6.78%	Quarterly	N/A	12/17/30	ZAR	1,533	2,664	1	2,663
1-day BZDIOVER, 0.05%	At Termination	13.18%	At Termination	N/A	01/02/31	BRL	504	(1,726)	2	(1,728)
1-day BZDIOVER, 0.05%	At Termination	13.24%	At Termination	N/A	01/02/31	BRL	213	(857)	—	(857)
1-day TIIEFONDEO, 6.87%	Monthly	7.53%	Monthly	N/A	01/03/31	MXN	644	(421)	—	(421)
China Fixing Repo Rates 7-day, 1.40%	Quarterly	1.64%	Quarterly	N/A	03/18/31	CNY	159	103	—	103
3.58%	Annual	6-mo. PRIBOR, 3.66%	Semi-Annual	N/A	03/18/31	CZK	712	1,212	1	1,211
3.62%	Annual	6-mo. PRIBOR, 3.66%	Semi-Annual	N/A	03/18/31	CZK	714	1,161	1	1,160
6-mo. PRIBOR, 3.66%	Semi-Annual	3.74%	Annual	N/A	03/18/31	CZK	1,012	(1,364)	—	(1,364)
6-mo. BUBOR, 6.25%	Semi-Annual	5.98%	Annual	N/A	03/18/31	HUF	1,286	14	—	14
6.69%	Quarterly	3-mo. JIBAR, 6.78%	Quarterly	N/A	03/18/31	ZAR	573	1,336	—	1,336
1-day TIIEFONDEO, 6.87%	Monthly	7.68%	Monthly	N/A	04/07/31	MXN	2,310	(951)	1	(952)
7.55%	Monthly	1-day TIIEFONDEO, 6.87%	Monthly	N/A	04/10/31	MXN	2,592	1,859	2	1,857
1-day THOR, 0.99%	Quarterly	1.62%	Quarterly	6/17/26(a)	06/17/31	THB	6,939	(910)	2	(912)
1-day THOR, 0.99%	Quarterly	1.62%	Quarterly	6/17/26(a)	06/17/31	THB	1,455	(178)	—	(178)
1-day THOR, 0.99%	Quarterly	1.64%	Quarterly	6/17/26(a)	06/17/31	THB	995	(95)	—	(95)
1-day THOR, 0.99%	Quarterly	1.65%	Quarterly	6/17/26(a)	06/17/31	THB	995	(77)	1	(78)
3-mo. KRW CDC, 2.81%	Quarterly	3.67%	Quarterly	6/17/26(a)	06/17/31	KRW	184,240	(891)	2	(893)
4.12%	Annual	6-mo. WIBOR, 3.88%	Semi-Annual	6/17/26(a)	06/17/31	PLN	609	3,362	1	3,361
4.22%	Annual	6-mo. WIBOR, 3.88%	Semi-Annual	6/17/26(a)	06/17/31	PLN	791	3,428	3	3,425
4.40%	Annual	6-mo. WIBOR, 3.88%	Semi-Annual	6/17/26(a)	06/17/31	PLN	610	1,304	2	1,302
6-mo. PRIBOR, 3.66%	Semi-Annual	4.44%	Annual	6/17/26(a)	06/17/31	CZK	1,122	78	—	78
6.51%	Semi-annual	1-day MIBOR, 5.34%	Semi-annual	6/17/26(a)	06/17/31	INR	16,279	(720)	1	(721)
3-mo. JIBAR, 6.78%	Quarterly	7.51%	Quarterly	6/17/26(a)	06/17/31	ZAR	2,891	(1,285)	2	(1,287)
1-day TIIEFONDEO, 6.87%	Monthly	8.27%	Monthly	N/A	12/05/35	MXN	886	77	1	76
1-day TIIEFONDEO, 6.87%	Monthly	8.00%	Monthly	N/A	12/28/35	MXN	129	(126)	—	(126)
6-mo. PRIBOR, 3.66%	Semi-Annual	4.56%	Annual	6/17/26(a)	06/17/36	CZK	280	27	—	27
6-mo. PRIBOR, 3.66%	Semi-Annual	4.60%	Annual	6/17/26(a)	06/17/36	CZK	151	38	—	38

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Total Return Active ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
6-mo. BUBOR, 6.25%	Semi-Annual	5.49%	Annual	6/18/31(a)	06/18/36	HUF	12,259	$4	$—	$4
6-mo. BUBOR, 6.25%	Semi-Annual	5.54%	Annual	6/18/31(a)	06/18/36	HUF	12,206	69	—	69
6-mo. BUBOR, 6.25%	Semi-Annual	5.65%	Annual	6/18/31(a)	06/18/36	HUF	12,449	210	1	209
1-day SOFR, 3.66%	Annual	4.09%	Annual	N/A	12/12/55	USD	14,300	(290,569)	450	(291,019)
4.09%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/12/55	USD	14,300	293,046	2,965	290,081
								$(57,841)	$3,344	$(61,185)

(a)	Forward Swap.
OTC Interest Rate Swaps
Paid by the Fund		Received by the Fund		Counterparty	Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
4.44%	Semi-annual	1-day CLP Interbank Rate, 26.44%	Semi-annual	Bank of America N.A.	N/A	12/17/27	CLP	$120,887	$972	$—	$972
4.44%	Semi-annual	1-day CLP Interbank Rate, 26.44%	Semi-annual	Goldman Sachs International	N/A	12/17/27	CLP	121,730	978	—	978
4.52%	Semi-annual	1-day CLP Interbank Rate, 26.44%	Semi-annual	Morgan Stanley & Co. International PLC	N/A	12/17/27	CLP	51,170	317	—	317
1-day COOIS, 10.53%	Quarterly	9.31%	Quarterly	Goldman Sachs International	N/A	12/17/27	COP	112,895	(1,389)	—	(1,389)
1-day COOIS, 10.53%	Quarterly	9.31%	Quarterly	Goldman Sachs International	N/A	12/17/27	COP	122,346	(1,505)	—	(1,505)
1-day COOIS, 10.53%	Quarterly	9.37%	Quarterly	Goldman Sachs International	N/A	12/17/27	COP	112,068	(1,349)	—	(1,349)
1-day COOIS, 10.53%	Quarterly	9.37%	Quarterly	Goldman Sachs International	N/A	12/17/27	COP	121,450	(1,462)	—	(1,462)
1-day COOIS, 10.53%	Quarterly	9.54%	Quarterly	Morgan Stanley & Co. International PLC	N/A	12/17/27	COP	222,496	(2,512)	—	(2,512)
1-day COOIS, 10.53%	Quarterly	9.54%	Quarterly	Morgan Stanley & Co. International PLC	N/A	12/17/27	COP	241,123	(2,723)	—	(2,723)
1-day COOIS, 10.53%	Quarterly	9.83%	Quarterly	Morgan Stanley & Co. International PLC	N/A	12/17/27	COP	235,838	(2,368)	—	(2,368)
1-day COOIS, 10.53%	Quarterly	10.78%	Quarterly	Goldman Sachs International	N/A	03/18/28	COP	132,533	(891)	—	(891)
9.36%	Quarterly	1-day COOIS, 10.53%	Quarterly	Goldman Sachs International	N/A	12/17/29	COP	67,933	1,459	—	1,459
9.36%	Quarterly	1-day COOIS, 10.53%	Quarterly	Goldman Sachs International	N/A	12/17/29	COP	62,620	1,345	—	1,345
9.42%	Quarterly	1-day COOIS, 10.53%	Quarterly	Goldman Sachs International	N/A	12/17/29	COP	67,734	1,421	—	1,421
9.42%	Quarterly	1-day COOIS, 10.53%	Quarterly	Goldman Sachs International	N/A	12/17/29	COP	62,436	1,310	—	1,310
9.54%	Quarterly	1-day COOIS, 10.53%	Quarterly	Morgan Stanley & Co. International PLC	N/A	12/17/29	COP	122,442	2,446	—	2,446

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Total Return Active ETF

OTC Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Counterparty	Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
9.54%	Quarterly	1-day COOIS, 10.53%	Quarterly	Morgan Stanley & Co. International PLC	N/A	12/17/29	COP	$132,832	$2,653	$—	$2,653
9.87%	Quarterly	1-day COOIS, 10.53%	Quarterly	Morgan Stanley & Co. International PLC	N/A	12/17/29	COP	130,161	2,246	—	2,246
10.60%	Quarterly	1-day COOIS, 10.53%	Quarterly	Goldman Sachs International	N/A	03/18/30	COP	73,251	836	—	836
5.42%	Semi-annual	1-day CLP Interbank Rate, 26.44%	Semi-annual	BNP Paribas S.A.	6/17/26 (a)	06/17/36	CLP	53,205	(415)	—	(415)
									$1,369	$—	$1,369

(a)	Forward Swap.
OTC Credit Default Swaps — Buy Protection
Reference Obligations/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of Argentina	5.00	Quarterly	Barclays Bank PLC	12/20/27	USD	3	$(43)	$57	$(100)
Centrally Cleared Inflation Swaps
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.43%	At Termination	US CPI for All Urban Consumers NSA	At Termination	04/15/30	USD	655	$9,486	$7	$9,479
2.52%	At Termination	US CPI for All Urban Consumers NSA	At Termination	04/15/30	USD	200	2,024	189	1,835
2.63%	At Termination	US CPI for All Urban Consumers NSA	At Termination	09/09/30	USD	1,567	10,258	18	10,240
2.39%	At Termination	US CPI for All Urban Consumers NSA	At Termination	11/26/30	USD	1,100	17,296	13	17,283
2.43%	At Termination	US CPI for All Urban Consumers NSA	At Termination	12/10/30	USD	1,130	14,696	14	14,682
							$53,760	$241	$53,519

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Total Return Active ETF

OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-day SOFR minus 0.50%, 3.66%	At Termination	iShares iBoxx $ High Yield Corporate Bond ETF	At Termination	Bank of America N.A.	N/A	06/22/26	USD	898	$13,554	$1	$13,553
1-day SOFR minus 0.70%, 3.66%	At Termination	iShares iBoxx $ High Yield Corporate Bond ETF	At Termination	Morgan Stanley & Co. International PLC	N/A	06/22/26	USD	1,217	11,025	—	11,025
1-day SOFR minus 0.80%, 3.66%	At Termination	iShares iBoxx $ High Yield Corporate Bond ETF	At Termination	BNP Paribas S.A.	N/A	06/22/26	USD	885	13,644	—	13,644
iShares iBoxx $ High Yield Corporate Bond ETF	At Termination	1-day SOFR minus 0.80%, 3.66%	At Termination	BNP Paribas S.A.	N/A	06/22/26	USD	674	(165)	—	(165)
iShares iBoxx $ High Yield Corporate Bond ETF	At Termination	1-day SOFR minus 1.35%, 3.66%	At Termination	Morgan Stanley & Co. International PLC	N/A	06/22/26	USD	1,817	(27,219)	—	(27,219)
1-day SOFR plus 0.05%, 3.66%	At Termination	iShares iBoxx $ High Yield Corporate Bond ETF	At Termination	Bank of America N.A.	N/A	06/22/26	USD	1,736	(4,278)	—	(4,278)
1-day SOFR plus 0.20%, 3.66%	At Termination	iShares iBoxx $ High Yield Corporate Bond ETF	At Termination	Bank of America N.A.	N/A	06/22/26	USD	5,479	(18,194)	—	(18,194)
									$(11,633)	$1	$(11,634)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$69,538,207	$—	$69,538,207
Collateralized Mortgage Obligations	—	95,805,496	99,600	95,905,096
Convertible Bonds	178,177	136,652	—	314,829
Corporate Bonds & Notes	—	140,789,042	455,807	141,244,849
Floating Rate Loan Interests	—	234,484	329,262	563,746
Foreign Government Obligations	—	18,016,404	—	18,016,404
Municipal Debt Obligations	—	2,921,450	—	2,921,450
U.S. Government & Agency Obligations	—	497,258,119	—	497,258,119
Common Stocks	956,836	—	442,856	1,399,692
Investment Companies	11,095,527	—	—	11,095,527
Preferred Stocks	18,050	—	—	18,050

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Total Return Active ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$26,557,842	$—	$—	$26,557,842
Options Purchased
Interest Rate Contracts	219	444,946	—	445,165
Foreign Currency Exchange Contracts	—	8,161	—	8,161
Equity Contracts	3,921	—	—	3,921
Credit Contracts	—	265	—	265
Unfunded Floating Rate Loan Interests(a)	—	—	—	—
Liabilities
Investments
TBA Sales Commitments	—	(276,288,420)	—	(276,288,420)
	$38,810,572	$548,864,806	$1,327,525	$589,002,903
Derivative Financial Instruments(b)
Assets
Credit Contracts	$—	$29,910	$—	$29,910
Equity Contracts	48,785	38,222	—	87,007
Foreign Currency Exchange Contracts	—	438,188	—	438,188
Inflation Linked Contracts	—	53,519	—	53,519
Interest Rate Contracts	29,003	356,980	—	385,983
Liabilities
Credit Contracts	—	(44,311)	—	(44,311)
Equity Contracts	(56,370)	(49,856)	—	(106,226)
Foreign Currency Exchange Contracts	—	(956,909)	—	(956,909)
Interest Rate Contracts	(1,709,373)	(3,126,983)	—	(4,836,356)
	$(1,687,955)	$(3,261,240)	$—	$(4,949,195)

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written.  Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

Currency Abbreviation
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DOP	Dominican Peso
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
PEN	Peru Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Total Return Active ETF

Portfolio Abbreviation
BAB	Build America Bond
BZDIOVER	Overnight Brazil CETIP — Interbank Rate
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
CPI	Consumer Price Index
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate

GO	General Obligation
JIBAR	Johannesburg Interbank Agreed Rate
KLIBOR	Kuala Lumpur Interbank Offered Rate
NVS	Non-Voting Shares
PIK	Payment-in-kind
RB	Revenue Bonds
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
TBA	To-Be-Announced